UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.9%
2,681	National Presto Industries, Inc.	$235,365
5,029	Sparton Corp. (a)	132,062
5,832	Vectrus, Inc. (a)	88,821
		456,248

	Air Freight & Logistics — 0.4%
4,708	Park-Ohio Holdings Corp.	171,607

	Auto Components — 2.3%
9,889	Horizon Global Corp. (a)	197,088
25,972	Modine Manufacturing Co. (a)	308,028
14,226	Stoneridge, Inc. (a)	261,759
1,938	Strattec Security Corp.	68,411
11,444	Tower International, Inc.	275,800
		1,111,086

	Automobiles — 0.7%
14,619	Winnebago Industries, Inc.	344,570

	Banks — 27.8%
3,292	ACNB Corp. (b)	87,501
6,159	Allegiance Bancshares, Inc. (a)	166,293
4,399	American National Bankshares, Inc.	122,952
2,995	Bank of Marin Bancorp	148,941
3,161	Bankwell Financial Group, Inc.	74,884
3,279	Bar Harbor Bankshares	120,405
8,927	Bridge Bancorp, Inc.	255,223
9,150	Bryn Mawr Bank Corp.	292,708
1,748	C&F Financial Corp.	75,304
5,588	Camden National Corp.	266,771
5,728	Carolina Financial Corp.	127,964
17,406	Cascade Bancorp (a)	105,480
4,817	Central Valley Community Bancorp	76,398
2,019	Chemung Financial Corp.	58,531
7,311	CNB Financial Corp.	154,701
20,044	CoBiz Financial, Inc.	266,786
4,336	Codorus Valley Bancorp, Inc.	94,872
8,975	Community Trust Bancorp, Inc.	333,062
15,265	ConnectOne Bancorp, Inc.	275,686
8,741	CU Bancorp (a)	199,382
10,881	Enterprise Financial Services Corp.	340,031
2,450	Equity Bancshares, Inc., Class A (a)	63,553
13,379	Farmers National Banc Corp.	144,226
11,463	Fidelity Southern Corp.	210,805
7,423	Financial Institutions, Inc.	201,238
10,919	First Bancorp	216,087
17,860	First Busey Corp.	403,636
8,155	First Community Bancshares, Inc.	202,244
7,480	First Connecticut Bancorp, Inc.	133,069
6,094	First Financial Corp.	247,904
7,142	First Foundation, Inc. (a)	176,193
14,629	Flushing Financial Corp.	347,000
5,294	Franklin Financial Network, Inc. (a)	197,996
5,822	Great Southern Bancorp, Inc.	236,955

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
11,343	Green Bancorp, Inc. (a)	$123,979
9,357	Guaranty Bancorp	167,022
14,833	Heritage Commerce Corp.	162,273
16,291	Heritage Financial Corp.	292,423
10,784	Heritage Oaks Bancorp	88,429
8,805	HomeTrust Bancshares, Inc. (a)	162,892
7,309	Horizon Bancorp	214,738
11,536	Independent Bank Corp.	194,151
21,017	Lakeland Bancorp, Inc.	295,079
4,773	LCNB Corp.	86,964
14,198	Macatawa Bank Corp.	113,442
12,397	MainSource Financial Group, Inc.	309,305
10,627	MBT Financial Corp.	96,174
8,849	Mercantile Bank Corp.	237,596
3,176	Merchants Bancshares, Inc.	102,871
2,548	Middleburg Financial Corp.	72,057
4,227	MidWestOne Financial Group, Inc.	128,374
3,384	MutualFirst Financial, Inc.	93,838
4,668	National Commerce Corp. (a)	126,316
3,741	Northrim BanCorp, Inc.	96,331
23,870	OFG Bancorp	241,326
4,301	Old Line Bancshares, Inc.	84,859
4,006	Orrstown Financial Services, Inc.	79,118
27,555	Park Sterling Corp.	223,747
7,968	Peapack-Gladstone Financial Corp.	178,563
9,884	Peoples Bancorp, Inc.	243,048
4,095	Premier Financial Bancorp, Inc.	70,188
6,390	QCR Holdings, Inc.	202,819
4,756	Republic Bancorp, Inc., Class A	147,816
16,315	Seacoast Banking Corp. of Florida (a)	262,508
6,883	Shore Bancshares, Inc.	81,082
5,887	Sierra Bancorp	110,440
3,074	Southern First Bancshares, Inc. (a)	84,781
6,131	Southern National Bancorp of Virginia, Inc.	80,010
9,549	Southwest Bancorp, Inc.	181,336
6,230	Stonegate Bank	210,262
4,649	Summit Financial Group, Inc.	89,075
10,917	TriCo Bancshares	292,248
11,809	TriState Capital Holdings, Inc. (a)	190,715
8,957	Triumph Bancorp, Inc. (a)	177,707
14,434	Univest Corp. of Pennsylvania	337,178
4,784	Veritex Holdings, Inc. (a)	83,194
7,985	Washington Trust Bancorp, Inc.	321,157
4,538	WashingtonFirst Bankshares, Inc.	111,680
		13,673,892

	Biotechnology — 0.6%
89,982	PDL BioPharma, Inc.	301,440

	Building Products — 1.8%
8,544	CSW Industrials, Inc. (a)	276,740
9,454	Insteel Industries, Inc.	342,613

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
26,605	PGT, Inc. (a)	$283,875
		903,228

	Capital Markets — 3.3%
12,955	GAIN Capital Holdings, Inc.	80,062
8,107	INTL FCStone, Inc. (a)	314,957
8,172	Manning & Napier, Inc.	57,940
10,069	Moelis & Co., Class A	270,755
7,774	Piper Jaffray Cos. (a)	375,484
8,887	PJT Partners, Inc., Class A	242,349
7,919	Pzena Investment Management, Inc., Class A	60,976
4,329	Westwood Holdings Group, Inc.	229,913
		1,632,436

	Chemicals — 2.6%
3,782	Chase Corp.	261,412
3,981	Core Molding Technologies, Inc. (a)	67,279
5,188	Hawkins, Inc.	224,796
3,955	KMG Chemicals, Inc.	112,045
23,000	OMNOVA Solutions, Inc. (a)	194,120
23,516	Rayonier Advanced Materials, Inc.	314,409
10,657	Trecora Resources (a)	121,703
		1,295,764

	Commercial Services & Supplies — 2.9%
21,123	ARC Document Solutions, Inc. (a)	79,000
14,280	CECO Environmental Corp.	161,079
14,167	Ennis, Inc.	238,714
14,616	Hudson Technologies, Inc. (a)	97,196
20,579	InnerWorkings, Inc. (a)	193,854
20,358	Kimball International, Inc., Class B	263,433
9,965	SP Plus Corp. (a)	254,805
4,167	VSE Corp.	141,636
		1,429,717

	Communications Equipment — 0.6%
4,724	Bel Fuse, Inc., Class B	114,037
14,112	Digi International, Inc. (a)	160,877
		274,914

	Construction & Engineering — 1.0%
4,198	IES Holdings, Inc. (a)	74,682
8,726	MYR Group, Inc. (a)	262,653
4,123	NV5 Global, Inc. (a)	133,214
		470,549

	Construction Materials — 0.1%
1,089	United States Lime & Minerals, Inc.	71,874

	Consumer Finance — 1.4%
12,761	Encore Capital Group, Inc. (a) (b)	286,867
12,638	Enova International, Inc. (a)	122,336
4,964	Regional Management Corp. (a)	107,471

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
3,249	World Acceptance Corp. (a)	$159,331
		676,005

	Containers & Packaging — 1.0%
2,113	AEP Industries, Inc.	231,099
11,863	Myers Industries, Inc.	154,100
3,416	UFP Technologies, Inc. (a)	90,524
		475,723

	Diversified Consumer Services — 1.5%
8,736	American Public Education, Inc. (a)	173,060
9,314	Bridgepoint Education, Inc. (a)	63,987
34,979	Career Education Corp. (a)	237,508
7,961	Carriage Services, Inc.	188,278
3,821	Collectors Universe, Inc.	70,803
		733,636

	Diversified Financial Services — 0.1%
2,054	A-Mark Precious Metals, Inc.	32,967

	Diversified Telecommunication Services — 0.7%
11,322	FairPoint Communications, Inc. (a)	170,170
9,330	IDT Corp., Class B	160,849
		331,019

	Electric Utilities — 0.2%
3,143	Spark Energy, Inc., Class A	91,556

	Electrical Equipment — 1.5%
3,728	Allied Motion Technologies, Inc.	70,497
13,545	LSI Industries, Inc.	152,110
4,645	Powell Industries, Inc.	186,032
17,534	Thermon Group Holdings, Inc. (a)	346,297
		754,936

	Electronic Equipment, Instruments & Components — 2.3%
17,807	CTS Corp.	331,210
15,488	Kimball Electronics, Inc. (a)	214,664
17,022	Novanta, Inc. (a)	295,332
10,339	Park Electrochemical Corp.	179,588
6,614	Vishay Precision Group, Inc. (a)	106,022
		1,126,816

	Energy Equipment & Services — 0.3%
6,644	Natural Gas Services Group, Inc. (a)	163,376

	Equity Real Estate Investment Trusts— 1.3%
18,211	Armada Hoffler Properties, Inc.	244,028
23,062	Hersha Hospitality Trust	415,577
		659,605

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 0.5%
10,409	Chefs’ Warehouse (The), Inc. (a)	$115,956
4,106	Village Super Market, Inc., Class A	131,433
		247,389

	Food Products — 1.2%
1,311	Alico, Inc.	35,213
5,104	Farmer Brothers Co. (a)	181,447
12,124	Omega Protein Corp. (a)	283,338
3,394	Seneca Foods Corp., Class A (a)	95,847
		595,845

	Health Care Equipment & Supplies — 0.6%
5,691	Exactech, Inc. (a)	153,828
3,497	FONAR Corp. (a)	71,828
9,318	Lantheus Holdings, Inc. (a)	77,153
		302,809

	Health Care Providers & Services — 1.1%
4,856	Almost Family, Inc. (a)	178,555
5,220	Landauer, Inc.	232,185
17,162	RadNet, Inc. (a)	126,999
		537,739

	Hotels, Restaurants & Leisure — 3.9%
551	Biglari Holdings, Inc. (a)	240,247
5,728	Bojangles’, Inc. (a)	91,419
7,372	Bravo Brio Restaurant Group, Inc. (a)	35,238
11,821	Century Casinos, Inc. (a)	81,683
12,694	Del Frisco’s Restaurant Group, Inc. (a)	170,988
17,546	Del Taco Restaurants, Inc. (a)	209,148
11,695	El Pollo Loco Holdings, Inc. (a) (b)	147,240
2,905	Fogo De Chao, Inc. (a)	30,706
5,313	Golden Entertainment, Inc.	66,253
6,911	Intrawest Resorts Holdings, Inc. (a)	112,097
9,784	Lindblad Expeditions Holdings, Inc. (a)	88,056
10,252	Marcus (The) Corp.	256,710
5,930	Monarch Casino & Resort, Inc. (a)	149,258
16,523	Ruth’s Hospitality Group, Inc.	233,305
		1,912,348

	Household Durables — 2.4%
17,983	Beazer Homes USA, Inc. (a)	209,682
8,354	Century Communities, Inc. (a)	179,694
4,587	CSS Industries, Inc.	117,335
3,537	Flexsteel Industries, Inc.	182,934
7,980	Green Brick Partners, Inc. (a)	65,915
11,864	Libbey, Inc.	211,772
12,723	William Lyon Homes, Class A (a)	236,012
		1,203,344

Shares	Description	Value

	Common Stocks (Continued)
	Household Products — 0.3%
4,981	Orchids Paper Products Co.	$135,633

	Insurance — 2.2%
6,078	Atlas Financial Holdings, Inc. (a)	95,850
4,877	Baldwin & Lyons, Inc., Class B	124,998
6,442	Crawford & Co., Class B	73,117
5,484	Donegal Group, Inc., Class A	88,347
4,669	Global Indemnity PLC (a)	138,669
7,386	Hallmark Financial Services, Inc. (a)	76,002
796	Investors Title Co.	79,202
5,250	Patriot National, Inc. (a)	47,302
16,339	State National Cos., Inc.	181,690
9,647	United Insurance Holdings Corp.	163,806
		1,068,983

	Internet & Direct Marketing Retail — 0.5%
11,158	PetMed Express, Inc. (b)	226,284

	Internet Software & Services — 0.4%
18,212	Angie’s List, Inc. (a)	180,481

	IT Services — 0.6%
30,462	Lionbridge Technologies, Inc. (a)	152,310
15,688	MoneyGram International, Inc. (a)	111,385
3,720	NCI, Inc., Class A	43,040
		306,735

	Leisure Products — 1.5%
3,211	Johnson Outdoors, Inc., Class A	116,784
9,740	Malibu Boats, Inc., Class A (a)	145,126
6,771	MCBC Holdings, Inc.	77,189
16,908	Nautilus, Inc. (a)	384,150
		723,249

	Machinery — 2.9%
4,664	Blue Bird Corp. (a)	68,141
10,978	Columbus McKinnon Corp.	195,847
13,315	Commercial Vehicle Group, Inc. (a)	76,961
11,737	Global Brass & Copper Holdings, Inc.	339,082
7,004	Hardinge, Inc.	77,954
3,573	Hurco Cos., Inc.	100,294
5,923	Kadant, Inc.	308,648
6,167	Miller Industries, Inc.	140,546
6,063	Supreme Industries, Inc., Class A	117,016
		1,424,489

	Media — 1.1%
13,800	Entercom Communications Corp., Class A	178,572
8,239	Reading International, Inc., Class A (a)	109,991
5,665	Salem Media Group, Inc.	33,310
13,262	tronc, Inc.	223,862
		545,735

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 0.7%
10,853	Materion Corp.	$333,296

	Mortgage Real Estate Investment Trusts — 4.4%
22,064	Arbor Realty Trust, Inc.	163,715
15,499	Ares Commercial Real Estate Corp.	195,287
96,941	Chimera Investment Corp.	1,546,209
8,583	Great Ajax Corp.	117,158
33,372	Newcastle Investment Corp.	151,175
		2,173,544

	Multi-Utilities — 0.6%
7,639	Unitil Corp.	298,379

	Oil, Gas & Consumable Fuels — 0.7%
11,130	Hallador Energy Co.	87,704
3,077	REX American Resources Corp. (a)	260,807
		348,511

	Paper & Forest Products — 0.4%
23,209	Mercer International, Inc.	196,580

	Personal Products — 1.0%
6,054	Medifast, Inc.	228,781
3,620	Natural Health Trends Corp. (b)	102,301
4,408	Nutraceutical International Corp. (a)	137,706
		468,788

	Pharmaceuticals — 0.9%
27,145	SciClone Pharmaceuticals, Inc. (a)	278,236
13,450	Sucampo Pharmaceuticals, Inc., Class A (a)	165,570
		443,806

	Professional Services — 1.7%
29,050	CBIZ, Inc. (a)	325,069
4,874	CRA International, Inc. (a)	129,600
21,659	Hill International, Inc. (a)	99,848
19,702	Resources Connection, Inc.	294,348
		848,865

	Real Estate Management & Development — 0.2%
5,913	AV Homes, Inc. (a)	98,392

	Road & Rail — 1.3%
15,010	Celadon Group, Inc.	131,187
6,285	Covenant Transportation Group, Inc., Class A (a)	121,489
16,458	Roadrunner Transportation Systems, Inc. (a)	131,335
4,249	USA Truck, Inc. (a)	43,510
18,090	YRC Worldwide, Inc. (a)	222,869
		650,390

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 0.6%
16,818	Rudolph Technologies, Inc. (a)	$298,351

	Specialty Retail — 2.0%
7,670	Build-A-Bear Workshop, Inc. (a)	79,461
10,370	Haverty Furniture Cos., Inc.	207,815
7,947	Kirkland’s, Inc. (a)	96,795
13,202	MarineMax, Inc. (a)	276,582
7,687	Shoe Carnival, Inc.	204,935
16,826	Stein Mart, Inc.	106,845
		972,433

	Textiles, Apparel & Luxury Goods — 2.0%
5,800	Culp, Inc.	172,666
3,438	Delta Apparel, Inc. (a)	56,590
30,509	Iconix Brand Group, Inc. (a)	247,733
6,570	Perry Ellis International, Inc. (a)	126,670
8,208	Unifi, Inc. (a)	241,561
10,629	Vera Bradley, Inc. (a)	161,029
		1,006,249

	Thrifts & Mortgage Finance — 7.4%
22,799	Bank Mutual Corp.	175,096
7,680	Charter Financial Corp.	98,918
17,048	Dime Community Bancshares, Inc.	285,724
5,017	ESSA Bancorp, Inc.	69,385
4,859	Federal Agricultural Mortgage Corp., Class C	191,931
4,879	First Defiance Financial Corp.	217,799
3,104	Home Bancorp, Inc.	86,912
12,685	HomeStreet, Inc. (a)	317,886
6,248	Impac Mortgage Holdings, Inc. (a)	82,411
4,633	Meta Financial Group, Inc.	280,806
12,501	OceanFirst Financial Corp.	240,769
3,381	Provident Financial Holdings, Inc.	66,132
5,979	SI Financial Group, Inc.	78,923
3,073	Southern Missouri Bancorp, Inc.	76,518
4,360	Territorial Bancorp, Inc.	124,958
51,965	TrustCo Bank Corp. NY	368,432
25,276	United Community Financial Corp.	179,712
27,337	United Financial Bancorp, Inc.	378,344
13,633	Waterstone Financial, Inc.	231,625
8,569	Westfield Financial, Inc.	65,553
		3,617,834

	Trading Companies & Distributors — 0.9%
8,479	CAI International, Inc. (a)	70,121
16,963	H&E Equipment Services, Inc.	284,300
9,967	Huttig Building Products, Inc. (a)	57,609
2,268	Willis Lease Finance Corp. (a)	53,911
		465,941

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 0.2%
4,158	Artesian Resources Corp., Class A	$118,669

	Wireless Telecommunication Services — 0.4%
11,168	Spok Holdings, Inc.	199,014
	Total Common Stocks — 99.9%	49,133,069
	(Cost $45,454,585)

	Money Market Funds — 0.2%
100,262	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class, 0.20% (c) (d)	100,262
	(Cost $100,262)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$82,423	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $82,426. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $84,335. (d)	82,423
281,462	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $281,472. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $291,021. (d)	281,462
	Total Repurchase Agreements — 0.7%	363,885
	(Cost $363,885)

	Total Investments — 100.8%	49,597,216
	(Cost $45,918,732) (e)
	Net Other Assets and Liabilities — (0.8)%	(402,667)
	Net Assets — 100.0%	$49,194,549

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $456,102 and the total value of the collateral held by the Fund is $464,147.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,884,105 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,205,621.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$49,133,069	$—	$—
Money Market Funds	100,262	—	—
Repurchase Agreements	—	363,885	—
Total Investments	$49,233,331	$363,885	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.3%
307,831	Boeing (The) Co.	$40,553,656

	Banks — 0.9%
130,242	F.N.B. Corp.	1,601,977
36,922	Hancock Holding Co.	1,197,381
80,717	Old National Bancorp	1,134,881
90,297	PacWest Bancorp	3,874,644
8,167	Park National Corp.	784,032
209,661	People’s United Financial, Inc.	3,316,837
35,256	Trustmark Corp.	971,655
140,764	Umpqua Holdings Corp.	2,118,498
37,105	United Bankshares, Inc.	1,397,745
		16,397,650

	Capital Markets — 0.6%
235,492	Invesco Ltd.	7,363,835
131,713	Waddell & Reed Financial, Inc., Class A	2,391,908
		9,755,743

	Chemicals — 3.4%
176,877	CF Industries Holdings, Inc.	4,306,955
620,927	Dow Chemical (The) Co.	32,182,646
92,438	Huntsman Corp.	1,503,966
235,337	LyondellBasell Industries N.V., Class A	18,982,283
104,095	Olin Corp.	2,136,029
		59,111,879

	Commercial Services & Supplies — 0.2%
205,795	R.R. Donnelley & Sons Co.	3,235,097

	Communications Equipment — 4.8%
2,656,100	Cisco Systems, Inc.	84,251,492

	Containers & Packaging — 1.0%
236,094	International Paper Co.	11,327,790
124,067	WestRock Co.	6,014,768
		17,342,558

	Diversified Consumer Services — 0.2%
142,569	H&R Block, Inc.	3,300,472

	Diversified Telecommunication Services — 18.1%
4,296,418	AT&T, Inc.	174,477,535
2,768,708	Verizon Communications, Inc.	143,917,442
		318,394,977

	Electric Utilities — 8.0%
26,912	ALLETE, Inc.	1,604,494
269,177	American Electric Power Co., Inc.	17,283,855
472,227	Duke Energy Corp.	37,797,049

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
122,373	Entergy Corp.	$9,389,680
94,871	Great Plains Energy, Inc.	2,589,030
71,481	Hawaiian Electric Industries, Inc.	2,133,708
110,366	OGE Energy Corp.	3,489,773
58,299	Pinnacle West Capital Corp.	4,430,141
479,327	PPL Corp.	16,570,334
677,681	Southern (The) Co.	34,765,035
263,117	Xcel Energy, Inc.	10,824,633
		140,877,732

	Electrical Equipment — 2.1%
250,748	Eaton Corp. PLC	16,476,651
373,889	Emerson Electric Co.	20,380,690
		36,857,341

	Food Products — 0.2%
38,151	B&G Foods, Inc.	1,876,266
18,940	Cal-Maine Foods, Inc.	729,948
		2,606,214

	Gas Utilities — 0.1%
13,567	Northwest Natural Gas Co.	815,513
44,995	South Jersey Industries, Inc.	1,329,602
		2,145,115

	Household Durables — 0.4%
77,270	Garmin Ltd.	3,717,460
23,665	M.D.C. Holdings, Inc.	610,557
33,906	Tupperware Brands Corp.	2,216,435
		6,544,452

	Household Products — 6.7%
1,311,716	Procter & Gamble (The) Co.	117,726,511

	Insurance — 3.4%
658,645	MetLife, Inc.	29,263,598
154,384	Old Republic International Corp.	2,720,246
144,204	Principal Financial Group, Inc.	7,427,948
251,571	Prudential Financial, Inc.	20,540,772
		59,952,564

	IT Services — 4.7%
486,436	International Business Machines Corp.	77,270,359
231,455	Western Union (The) Co.	4,818,893
		82,089,252

	Machinery — 2.4%
346,954	Caterpillar, Inc.	30,799,107
85,752	Cummins, Inc.	10,989,119
36,660	Kennametal, Inc.	1,063,873
		42,852,099

	Media — 0.6%
21,800	Meredith Corp.	1,133,382

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
60,728	Regal Entertainment Group, Class A	$1,320,834
5,348	Viacom, Inc., Class A	229,001
221,211	Viacom, Inc., Class B	8,428,139
		11,111,356

	Metals & Mining — 0.1%
20,187	Compass Minerals International, Inc.	1,487,782

	Multiline Retail — 0.9%
131,265	Kohl’s Corp.	5,742,844
202,170	Macy’s, Inc.	7,490,398
54,462	Nordstrom, Inc.	2,825,489
		16,058,731

	Multi-Utilities — 5.0%
133,106	Ameren Corp.	6,546,153
33,685	Avista Corp.	1,407,696
307,457	CenterPoint Energy, Inc.	7,142,226
173,261	Consolidated Edison, Inc.	13,046,553
375,150	Dominion Resources, Inc.	27,862,391
97,865	MDU Resources Group, Inc.	2,489,686
26,277	NorthWestern Corp.	1,511,716
316,030	Public Service Enterprise Group, Inc.	13,232,176
73,079	SCANA Corp.	5,288,727
165,069	WEC Energy Group, Inc.	9,884,332
		88,411,656

	Oil, Gas & Consumable Fuels — 1.2%
149,666	HollyFrontier Corp.	3,666,817
318,649	Valero Energy Corp.	16,888,397
		20,555,214

	Paper & Forest Products — 0.1%
44,185	Domtar Corp.	1,640,589

	Personal Products — 0.1%
20,002	Nu Skin Enterprises, Inc., Class A	1,295,730

	Pharmaceuticals — 11.2%
1,306,352	Merck & Co., Inc.	81,529,428
3,372,392	Pfizer, Inc.	114,222,917
		195,752,345

	Semiconductors & Semiconductor Equipment — 7.9%
2,178,356	Intel Corp.	82,232,939
53,489	Intersil Corp., Class A	1,173,014
807,787	QUALCOMM, Inc.	55,333,409
		138,739,362

	Specialty Retail — 1.3%
50,560	Abercrombie & Fitch Co., Class A	803,398
129,310	Best Buy Co., Inc.	4,937,056

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
18,378	Buckle (The), Inc.	$441,623
136,806	Gap (The), Inc.	3,042,565
125,915	L Brands, Inc.	8,911,005
573,325	Staples, Inc.	4,901,929
		23,037,576

	Technology Hardware, Storage & Peripherals — 0.9%
50,537	Diebold, Inc.	1,252,812
932,480	HP, Inc.	14,481,415
		15,734,227

	Textiles, Apparel & Luxury Goods — 0.3%
157,770	Coach, Inc.	5,768,071

	Thrifts & Mortgage Finance — 0.1%
63,482	Northwest Bancshares, Inc.	997,302
32,303	Provident Financial Services, Inc.	685,793
		1,683,095

	Tobacco — 10.6%
1,068,322	Altria Group, Inc.	67,550,000
1,000,785	Philip Morris International, Inc.	97,296,318
441,415	Reynolds American, Inc.	20,812,717
12,924	Universal Corp.	752,435
		186,411,470

	Trading Companies & Distributors — 0.1%
39,456	Aircastle Ltd.	783,596
24,436	GATX Corp.	1,088,624
		1,872,220

	Total Investments — 99.9%	1,753,554,228
	(Cost $1,602,276,190) (a)
	Net Other Assets and Liabilities — 0.1%	1,243,560
	Net Assets — 100.0%	$1,754,797,788

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $154,025,705 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,747,667.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,753,554,228	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 0.7%
64,482	Alaska Air Group, Inc.	$4,246,784

	Automobiles — 1.0%
889,527	Fiat Chrysler Automobiles N.V. (a)	5,692,973

	Banks — 2.7%
272,131	Citizens Financial Group, Inc.	6,724,357
21,272	FCB Financial Holdings, Inc., Class A (b)	817,483
73,058	First Hawaiian, Inc. (b)	1,962,338
78,064	First Republic Bank	6,019,515
		15,523,693

	Biotechnology — 14.6%
853,131	AbbVie, Inc.	53,806,972
157,512	Shire PLC, ADR	30,535,276
		84,342,248

	Building Products — 0.6%
50,237	Allegion PLC	3,461,832

	Capital Markets — 0.3%
50,497	Bats Global Markets, Inc. (a)	1,521,475

	Chemicals — 1.9%
125,271	Axalta Coating Systems Ltd. (b)	3,541,411
95,105	Chemours (The) Co.	1,521,680
22,055	Ingevity Corp. (b)	1,016,736
216,063	Valvoline, Inc. (b)	5,075,320

		11,155,147

	Communications Equipment — 2.6%
36,502	Arista Networks, Inc. (b)	3,105,590
100,916	CommScope Holding Co., Inc. (b)	3,038,581
31,475	Lumentum Holdings, Inc. (b)	1,314,711
46,939	Palo Alto Networks, Inc. (b)	7,478,791
		14,937,673

	Consumer Finance — 3.0%
253,370	Ally Financial, Inc.	4,933,114
436,862	Synchrony Financial	12,232,136
		17,165,250

	Containers & Packaging — 0.5%
63,702	Berry Plastics Group, Inc. (b)	2,793,333

	Diversified Consumer Services — 0.8%
30,843	Bright Horizons Family Solutions, Inc. (b)	2,063,088
70,986	ServiceMaster Global Holdings, Inc. (b)	2,390,809
		4,453,897

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.5%
104,893	Voya Financial, Inc.	$3,023,016

	Diversified Telecommunication Services — 0.6%
127,115	Zayo Group Holdings, Inc. (b)	3,776,587

	Electronic Equipment, Instruments & Components — 1.5%
85,554	CDW Corp.	3,912,384
116,378	Fitbit, Inc., Class A (a) (b)	1,727,049
89,024	Keysight Technologies, Inc. (b)	2,821,171
		8,460,604

	Equity Real Estate Investment Trusts — 2.8%
80,629	Communications Sales & Leasing, Inc.	2,532,557
107,455	Gaming and Leisure Properties, Inc.	3,594,370
112,930	MGM Growth Properties LLC, Class A	2,944,085
251,285	Spirit Realty Capital, Inc.	3,349,629
80,285	STORE Capital Corp.	2,365,999
52,086	Urban Edge Properties	1,465,700
		16,252,340

	Food & Staples Retailing — 0.7%
54,118	Performance Food Group Co. (b)	1,342,126
115,569	US Foods Holding Corp. (b)	2,728,584
		4,070,710

	Food Products — 11.3%
102,902	Blue Buffalo Pet Products, Inc. (b)	2,444,952
637,881	Kraft Heinz (The) Co.	57,096,728
61,803	Pinnacle Foods, Inc.	3,100,656
36,423	Post Holdings, Inc. (b)	2,810,763
		65,453,099

	Gas Utilities — 0.3%
27,367	ONE Gas, Inc.	1,692,375

	Health Care Equipment & Supplies — 0.3%
14,931	Nevro Corp. (b)	1,558,647

	Health Care Technology — 1.4%
172,664	IMS Health Holdings, Inc. (b)	5,411,290
70,598	Veeva Systems, Inc., Class A (b)	2,914,285
		8,325,575

	Hotels, Restaurants & Leisure — 6.0%
127,775	Aramark	4,859,283
518,506	Hilton Worldwide Holdings, Inc.	11,889,342
118,920	Norwegian Cruise Line Holdings Ltd. (b)	4,483,284

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
51,637	Planet Fitness, Inc., Class A (b)	$1,036,355
60,703	Red Rock Resorts, Inc., Class A	1,431,984
241,484	Restaurant Brands International, Inc.	10,765,357
		34,465,605

	Household Products — 0.3%
32,429	Energizer Holdings, Inc.	1,620,153

	Internet & Direct Marketing Retail — 0.4%
16,960	Duluth Holdings, Inc., Class B (b)	449,609
44,526	Wayfair, Inc., Class A (a) (b)	1,752,989
		2,202,598

	Internet Software & Services — 9.7%
66,933	Box, Inc., Class A (b)	1,054,864
294,980	Facebook, Inc., Class A (b)	37,837,085
85,645	GoDaddy, Inc., Class A (b)	2,957,322
131,869	Match Group, Inc. (a) (b)	2,345,949
370,751	Twitter, Inc. (b)	8,545,811
94,370	Zillow Group, Inc., Class C (b)	3,269,920
		56,010,951

	IT Services — 7.9%
80,633	Black Knight Financial Services, Inc., Class A (b)	3,297,890
85,719	CSRA, Inc.	2,305,841
485,667	First Data Corp., Class A (b)	6,391,378
632,259	PayPal Holdings, Inc. (b)	25,903,651
145,670	Sabre Corp.	4,104,981
23,482	Science Applications International Corp.	1,628,946
179,038	Square, Inc., Class A (a) (b)	2,087,583
		45,720,270

	Life Sciences Tools & Services — 1.7%
27,970	INC Research Holdings, Inc., Class A (b)	1,246,902
31,921	PRA Health Sciences, Inc. (b)	1,803,856
62,361	Quintiles IMS Holdings, Inc. (b)	5,054,983
68,876	VWR Corp. (b)	1,953,323
		10,059,064

	Machinery — 2.4%
181,035	Fortive Corp.	9,214,681
93,866	Xylem, Inc.	4,923,272
		14,137,953

	Media — 3.9%
51,045	AMC Entertainment Holdings, Inc., Class A (a)	1,586,989
2,997	Cable One, Inc.	1,750,248

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
95,157	Liberty Broadband Corp., Class A (b)	$6,676,215
175,481	Liberty Media Corp-Liberty SiriusXM, Class A (b)	5,962,844
12,609	Madison Square Garden (The) Co., Class A (b)	2,136,091
303,928	News Corp., Class A	4,248,914
		22,361,301

	Oil, Gas & Consumable Fuels — 2.9%
160,924	Antero Resources Corp. (b)	4,336,902
121,379	Cheniere Energy Partners LP Holdings LLC	2,760,158
40,879	Diamondback Energy, Inc. (b)	3,946,459
108,189	Parsley Energy, Inc., Class A (b)	3,625,413
53,247	RSP Permian, Inc. (b)	2,064,919
		16,733,851

	Personal Products — 0.7%
176,135	Coty, Inc., Class A (a)	4,139,172

	Pharmaceuticals — 2.3%
259,335	Zoetis, Inc.	13,488,013

	Professional Services — 3.8%
234,530	IHS Markit Ltd. (b)	8,806,602
187,200	Nielsen Holdings PLC	10,028,304
95,723	TransUnion (b)	3,302,443
		22,137,349

	Semiconductors & Semiconductor Equipment — 0.3%
18,758	Acacia Communications, Inc. (a) (b)	1,937,326

	Software — 4.0%
78,654	CDK Global, Inc.	4,511,594
86,175	ServiceNow, Inc. (b)	6,820,751
39,441	Tableau Software, Inc., Class A (b)	2,179,904
104,249	Workday, Inc., Class A (b)	9,558,591
		23,070,840

	Specialty Retail — 1.4%
37,372	Burlington Stores, Inc. (b)	3,027,879
107,816	Michaels Cos., (The), Inc. (b)	2,605,913
20,516	Murphy USA, Inc. (b)	1,464,022
62,572	Party City Holdco, Inc. (b)	1,071,233
		8,169,047

	Technology Hardware, Storage & Peripherals — 3.4%
870,509	Hewlett Packard Enterprise Co.	19,804,080

	Trading Companies & Distributors — 0.8%
105,092	HD Supply Holdings, Inc. (b)	3,360,842

See Notes to Portfolio of Investments

First Trust US IPO Index Fund (FPX)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
56,302	NOW, Inc. (b)	$1,206,552
		4,567,394

	Total Common Stocks — 100.0%	578,532,225
	(Cost $516,732,532)

	Money Market Funds — 0.6%
3,538,598	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	3,538,598
	(Cost $3,538,598)

Principal Value	Description	Value
	Repurchase Agreements — 2.2%
$2,909,021	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $2,909,106. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $2,976,505. (d)	2,909,021
9,933,819	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $9,934,150. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $10,271,188. (d)	9,933,819
	Total Repurchase Agreements — 2.2%	12,842,840
	(Cost $12,842,840)

	Total Investments — 102.8%	594,913,663
	(Cost $533,113,970) (e)
	Net Other Assets and Liabilities — (2.8)%	(16,186,594)
	Net Assets — 100.0%	$578,727,069

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $16,094,835 and the total value of the collateral held by the Fund is $16,381,438.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,875,134 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,075,441.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$578,532,225	$—	$—
Money Market Funds	3,538,598	—	—
Repurchase Agreements	—	12,842,840	—
Total Investments	$582,070,823	$12,842,840	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.4%
	Biotechnology — 78.5%
822,536	ACADIA Pharmaceuticals, Inc. (a) (b)	$26,164,870
650,332	Agios Pharmaceuticals, Inc. (a) (b)	34,350,536
216,057	Alexion Pharmaceuticals, Inc. (b)	26,475,625
570,525	Alkermes PLC (b)	26,831,791
420,976	Alnylam Pharmaceuticals, Inc. (b)	28,533,753
166,086	Amgen, Inc.	27,704,806
104,256	Biogen, Inc. (b)	32,635,256
294,791	BioMarin Pharmaceutical, Inc. (b)	27,274,063
263,871	Celgene Corp. (b)	27,582,436
828,288	Cepheid (b)	43,642,495
313,121	Gilead Sciences, Inc.	24,774,133
1,624,576	Grifols S.A., ADR	25,944,479
323,906	Incyte Corp. (b)	30,541,097
182,623	Intercept Pharmaceuticals, Inc. (a) (b)	30,057,919
1,081,039	Intrexon Corp. (b)	30,290,713
995,094	Ionis Pharmaceuticals, Inc. (a) (b)	36,460,244
929,305	Juno Therapeutics, Inc. (a) (b)	27,888,443
870,708	Myriad Genetics, Inc. (b)	17,919,171
585,622	Neurocrine Biosciences, Inc. (b)	29,655,898
3,590,680	Novavax, Inc. (a) (b)	7,468,614
72,621	Regeneron Pharmaceuticals, Inc. (b)	29,195,094
632,001	Seattle Genetics, Inc. (b)	34,134,374
245,179	United Therapeutics Corp. (b)	28,950,736
300,903	Vertex Pharmaceuticals, Inc. (b)	26,241,751
		680,718,297

	Life Sciences Tools & Services — 17.4%
244,819	Bio-Techne Corp.	26,807,681
317,080	Charles River Laboratories International, Inc. (b)	26,425,447
182,623	Illumina, Inc. (b)	33,175,294
1,233,441	QIAGEN N.V. (b)	33,845,621
378,910	Quintiles IMS Holdings, Inc. (b)	30,714,445
		150,968,488

	Pharmaceuticals — 3.5%
1,756,873	Nektar Therapeutics (b)	30,183,078

	Total Common Stocks — 99.4%	861,869,863
	(Cost $1,006,248,799)

Shares	Description	Value

	Money Market Funds — 1.8%
15,660,186	Goldman Sachs Financial Square Treasury Obligations Fund- Institutional Class - 0.20% (c) (d)	$15,660,186
	(Cost $15,660,186)

Principal Value	Description	Value

	Repurchase Agreements — 6.5%
$12,873,971	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $12,874,347. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The market value of the collateral including accrued interest is $13,172,621. (d)	12,873,971
43,962,448	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $43,963,914. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The market value of the collateral including accrued interest is $45,455,491. (d)	43,962,448
	Total Repurchase Agreements — 6.5%	56,836,419
	(Cost $56,836,419)

	Total Investments — 107.7%	934,366,468
	(Cost $1,078,745,404) (e)
	Net Other Assets and Liabilities — (7.7)%	(67,064,163)
	Net Assets — 100.0%	$867,302,305

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $71,456,946 and the total value of the collateral held by the Fund is $72,496,605.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,313,027 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $185,691,963.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$861,869,863	$—	$—
Money Market Funds	15,660,186	—	—
Repurchase Agreements	—	56,836,419	—
Total Investments	$877,530,049	$56,836,419	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Capital Markets — 4.5%
2,851,102	E*TRADE Financial Corp. (a)	$83,024,090
2,402,664	TD Ameritrade Holding Corp.	84,669,880
		167,693,970

	Communications Equipment — 5.4%
648,414	Arista Networks, Inc. (a) (b)	55,167,063
3,521,627	Juniper Networks, Inc.	84,730,346
711,014	NETGEAR, Inc. (a)	43,009,237
2,404,303	Sonus Networks, Inc. (a)	18,705,477
		201,612,123

	Diversified Telecommunication Services — 1.0%
5,519,193	Vonage Holdings Corp. (a)	36,481,866

	Health Care Technology — 2.8%
3,500,526	Allscripts Healthcare Solutions, Inc. (a)	46,101,927
1,394,413	Veeva Systems, Inc., Class A (a)	57,561,369
		103,663,296

	Internet & Direct Marketing Retail — 20.9%
464,055	Amazon.com, Inc. (a)	388,557,892
877,712	Expedia, Inc.	102,446,545
8,082,924	Groupon, Inc. (a)	41,627,058
1,675,002	Netflix, Inc. (a)	165,071,447
1,194,294	TripAdvisor, Inc. (a)	75,455,495
		773,158,437

	Internet Software & Services — 51.6%
1,027,295	2U, Inc. (a)	39,335,125
1,560,925	Akamai Technologies, Inc. (a)	82,713,416
228,946	Alphabet, Inc., Class A (a)	184,086,321
229,455	Alphabet, Inc., Class C (a)	178,353,077
1,847,004	Blucora, Inc. (a)	20,686,445
1,933,866	Box, Inc., Class A (a)	30,477,728
963,155	Cornerstone OnDemand, Inc. (a)	44,256,972
3,922,895	EarthLink Holdings Corp.	24,321,949
4,628,253	eBay, Inc. (a)	152,269,524
2,794,138	Endurance International Group Holdings, Inc. (a) (b)	24,448,707
2,777,884	Facebook, Inc., Class A (a)	356,319,181
1,145,838	GoDaddy, Inc., Class A (a)	39,565,786
1,004,383	IAC/InterActiveCorp	62,743,806
757,946	j2 Global, Inc.	50,486,783
653,051	LinkedIn Corp., Class A (a)	124,811,107
3,616,975	Pandora Media, Inc. (a) (b)	51,831,252
1,685,594	Rackspace Hosting, Inc. (a)	53,416,474
2,417,718	TrueCar, Inc. (a) (b)	22,823,258

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
4,697,318	Twitter, Inc. (a)	$108,273,180
966,620	VeriSign, Inc. (a) (b)	75,628,349
1,635,317	Web.com Group, Inc. (a)	28,241,924
3,595,412	Yahoo!, Inc. (a)	154,962,257
		1,910,052,621

	IT Services — 4.8%
4,342,007	PayPal Holdings, Inc. (a)	177,892,027

	Software — 9.0%
2,452,571	8x8, Inc. (a)	37,843,171
1,139,511	Citrix Systems, Inc. (a)	97,109,127
544,190	Ebix, Inc. (b)	30,937,201
2,345,018	salesforce.com, Inc. (a)	167,270,134
		333,159,633
	Total Common Stocks — 100.0%	3,703,713,973
	(Cost $3,374,702,971)

	Money Market Funds — 0.9%
33,264,426	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class - 0.20% (c) (d)	33,264,426
243,443	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	243,443
	Total Money Market Funds — 0.9%	33,507,869
	(Cost $33,507,869)

Principal Value	Description	Value

	Repurchase Agreements — 3.3%
$27,346,116	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $27,346,913. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $27,980,490. (d)	27,346,116

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$93,382,390	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $93,385,503. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $96,553,821. (d)	$93,382,390
	Total Repurchase Agreements — 3.3%	120,728,506
	(Cost $120,728,506)

	Total Investments — 104.2%	3,857,950,348
	(Cost $3,528,939,346) (e)
	Net Other Assets and Liabilities — (4.2)%	(154,233,262)
	Net Assets — 100.0%	$3,703,717,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $151,222,227 and the total value of the collateral held by the Fund is $153,992,932.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $488,769,822 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $159,758,820.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,703,713,973	$—	$—
Money Market Funds	33,507,869	—	—
Repurchase Agreements	—	120,728,506	—
Total Investments	$3,737,221,842	$120,728,506	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 8.1%
37,640	General Dynamics Corp.	$5,840,223
20,911	Lockheed Martin Corp.	5,012,785
24,199	Northrop Grumman Corp.	5,177,376
38,618	Raytheon Co.	5,257,068
		21,287,452

	Air Freight & Logistics — 4.1%
107,243	Expeditors International of Washington, Inc.	5,525,159
48,330	United Parcel Service, Inc., Class B	5,285,369
		10,810,528

	Beverages — 3.9%
117,724	Coca-Cola (The) Co.	4,982,080
49,039	PepsiCo, Inc.	5,333,972
		10,316,052

	Capital Markets — 1.8%
72,151	T. Rowe Price Group, Inc.	4,798,041

	Communications Equipment — 2.2%
180,394	Cisco Systems, Inc.	5,722,098

	Electrical Equipment — 2.1%
45,076	Rockwell Automation, Inc.	5,514,598

	Food & Staples Retailing — 5.5%
32,270	Costco Wholesale Corp.	4,921,498
145,989	Kroger (The) Co.	4,332,953
72,747	Wal-Mart Stores, Inc.	5,246,514
		14,500,965

	Health Care Equipment & Supplies — 4.0%
114,713	Baxter International, Inc.	5,460,339
43,999	Stryker Corp.	5,121,923
		10,582,262

	Health Care Providers & Services — 5.8%
62,891	AmerisourceBergen Corp.	5,080,335
67,592	Express Scripts Holding Co. (a)	4,767,264
37,769	UnitedHealth Group, Inc.	5,287,660
		15,135,259

	Hotels, Restaurants & Leisure — 3.8%
43,369	McDonald’s Corp.	5,003,048
93,669	Starbucks Corp.	5,071,239
		10,074,287

	Household Products — 2.0%
71,792	Colgate-Palmolive Co.	5,322,659

	Industrial Conglomerates — 4.0%
29,621	3M Co.	5,220,109

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
45,249	Honeywell International, Inc.	$5,275,581
		10,495,690

	Insurance — 1.9%
161,613	Progressive (The) Corp.	5,090,809

	IT Services — 12.6%
46,537	Accenture PLC, Class A	5,685,425
56,355	Automatic Data Processing, Inc.	4,970,511
33,627	International Business Machines Corp.	5,341,649
58,938	Mastercard, Inc., Class A	5,998,120
68,505	Visa, Inc., Class A	5,665,364
266,585	Western Union (The) Co.	5,550,300
		33,211,369

	Leisure Products — 1.9%
62,601	Hasbro, Inc.	4,966,137

	Life Sciences Tools & Services — 2.2%
36,033	Waters Corp. (a)	5,710,870

	Machinery — 4.5%
48,292	Illinois Tool Works, Inc.	5,787,313
114,274	Xylem, Inc.	5,993,672
		11,780,985

	Media — 4.0%
64,763	Omnicom Group, Inc.	5,504,855
53,694	Walt Disney (The) Co.	4,986,025
		10,490,880

	Personal Products — 1.9%
56,775	Estee Lauder (The) Cos., Inc., Class A	5,027,994

	Pharmaceuticals — 4.0%
66,866	Eli Lilly and Co.	5,366,665
43,629	Johnson & Johnson	5,153,894
		10,520,559

	Semiconductors & Semiconductor Equipment — 4.4%
153,417	Intel Corp.	5,791,492
83,001	Texas Instruments, Inc.	5,825,010
		11,616,502

	Software — 3.9%
46,555	Intuit, Inc.	5,121,515
128,514	Oracle Corp.	5,048,030
		10,169,545

	Specialty Retail — 5.7%
39,711	Home Depot (The), Inc.	5,110,011
65,551	Lowe’s Cos., Inc.	4,733,438

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
68,815	TJX (The) Cos., Inc.	$5,145,986
		14,989,435

	Textiles, Apparel & Luxury Goods — 1.9%
92,133	NIKE, Inc., Class B	4,850,802

	Tobacco — 3.7%
77,365	Altria Group, Inc.	4,891,789
102,085	Reynolds American, Inc.	4,813,308
		9,705,097
	Total Investments — 99.9%	262,690,875
	(Cost $249,084,127) (b)
	Net Other Assets and Liabilities — 0.1%	158,629
	Net Assets — 100.0%	$262,849,504

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,550,445 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,943,697.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$262,690,875	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
98,307	Boeing (The) Co.	$12,950,964
52,277	Lockheed Martin Corp.	12,531,842
92,652	Raytheon Co.	12,612,717
125,561	United Technologies Corp.	12,756,998
		50,852,521

	Air Freight & Logistics — 1.0%
184,579	C.H. Robinson Worldwide, Inc.	13,005,436
117,935	United Parcel Service, Inc., Class B	12,897,372
		25,902,808

	Automobiles — 0.5%
109,614	Toyota Motor Corp., ADR	12,721,801

	Banks — 7.3%
179,448	Bank of Hawaii Corp.	13,031,514
198,666	Bank of Montreal	13,026,530
241,003	Bank of Nova Scotia (The)	12,770,749
346,635	BB&T Corp.	13,075,072
168,982	Canadian Imperial Bank of Commerce	13,101,174
187,276	Cullen/Frost Bankers, Inc.	13,472,635
112,439	M&T Bank Corp.	13,054,168
137,135	Park National Corp.	13,164,960
826,516	People’s United Financial, Inc.	13,075,483
146,245	PNC Financial Services Group (The), Inc.	13,175,212
210,044	Royal Bank of Canada	13,014,326
293,524	Toronto-Dominion (The) Bank	13,032,466
302,234	U.S. Bancorp	12,962,816
286,003	Wells Fargo & Co.	12,664,213
		182,621,318

	Beverages — 2.6%
97,092	Anheuser-Busch InBev S.A/N.V., ADR	12,758,860
305,248	Coca-Cola (The) Co.	12,918,096
110,609	Diageo PLC, ADR	12,835,068
142,164	Dr Pepper Snapple Group, Inc.	12,980,995
119,929	PepsiCo, Inc.	13,044,677
		64,537,696

	Biotechnology — 0.5%
73,970	Amgen, Inc.	12,338,936

	Capital Markets — 2.1%
35,584	BlackRock, Inc.	12,897,776
121,934	CME Group, Inc.	12,744,542
196,868	T. Rowe Price Group, Inc.	13,091,722
313,987	Thomson Reuters Corp.	12,992,782
		51,726,822

	Chemicals — 2.1%
93,027	Air Products and Chemicals, Inc.	13,985,679
192,962	E.I. du Pont de Nemours and Co.	12,922,665

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
125,684	Monsanto Co.	$12,844,905
110,243	Praxair, Inc.	13,320,662
		53,073,911

	Commercial Services & Supplies — 1.0%
252,772	Republic Services, Inc.	12,752,347
202,139	Waste Management, Inc.	12,888,383
		25,640,730

	Communications Equipment — 1.6%
413,128	Cisco Systems, Inc.	13,104,420
142,416	Harris Corp.	13,046,730
169,003	Motorola Solutions, Inc.	12,891,549
		39,042,699

	Containers & Packaging — 1.0%
253,825	Bemis Co., Inc.	12,947,613
244,401	Sonoco Products Co.	12,911,705
		25,859,318

	Distributors — 0.5%
130,298	Genuine Parts Co.	13,088,434

	Diversified Telecommunication Services — 1.5%
312,003	AT&T, Inc.	12,670,442
394,828	TELUS Corp.	13,029,324
246,135	Verizon Communications, Inc.	12,794,097
		38,493,863

	Electric Utilities — 10.4%
208,238	ALLETE, Inc.	12,415,150
318,825	Alliant Energy Corp.	12,214,186
193,426	American Electric Power Co., Inc.	12,419,883
373,351	Brookfield Infrastructure Partners L.P. (a)	12,932,879
156,248	Duke Energy Corp.	12,506,090
169,901	Edison International	12,275,347
265,531	El Paso Electric Co.	12,418,885
377,079	Empire District Electric (The) Co.	12,873,477
227,829	Eversource Energy	12,343,775
410,614	Hawaiian Electric Industries, Inc.	12,256,828
158,843	IDACORP, Inc.	12,434,230
218,034	MGE Energy, Inc.	12,321,101
101,687	NextEra Energy, Inc.	12,438,354
391,218	OGE Energy Corp.	12,370,313
357,943	Otter Tail Corp.	12,381,248
161,701	Pinnacle West Capital Corp.	12,287,659
293,323	Portland General Electric Co.	12,492,627
358,941	PPL Corp.	12,408,590
240,778	Southern (The) Co.	12,351,911
226,381	Westar Energy, Inc.	12,847,122

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
297,812	Xcel Energy, Inc.	$12,251,986
		261,241,641

	Electrical Equipment — 1.6%
204,067	Eaton Corp. PLC	13,409,242
249,576	Emerson Electric Co.	13,604,388
121,296	Hubbell, Inc.	13,068,431
		40,082,061

	Energy Equipment & Services — 0.5%
169,828	Schlumberger Ltd.	13,355,274

	Equity Real Estate Investment — 2.5%
69,959	AvalonBay Communities, Inc.	12,441,509
80,474	Federal Realty Investment Trust	12,387,363
57,316	Public Storage	12,789,492
186,896	Realty Income Corp.	12,508,949
59,767	Simon Property Group, Inc.	12,372,367
		62,499,680

	Food & Staples Retailing — 1.6%
262,596	Sysco Corp.	12,869,830
179,224	Wal-Mart Stores, Inc.	12,925,635
240,824	Weis Markets, Inc.	12,763,672
		38,559,137

	Food Products — 4.7%
306,344	Archer-Daniels-Midland Co.	12,918,526
235,177	Campbell Soup Co.	12,864,182
298,233	ConAgra Foods, Inc.	14,049,757
200,872	General Mills, Inc.	12,831,703
134,650	Hershey (The) Co.	12,872,540
93,201	J.M. Smucker (The) Co.	12,632,464
165,856	Kellogg Co.	12,848,864
144,988	Kraft Heinz (The) Co.	12,977,876
166,916	Mead Johnson Nutrition Co.	13,188,033
		117,183,945

	Gas Utilities — 3.5%
167,416	Atmos Energy Corp.	12,467,470
372,595	New Jersey Resources Corp.	12,243,472
206,329	Northwest Natural Gas Co.	12,402,436
214,035	Piedmont Natural Gas Co., Inc.	12,850,661
418,511	South Jersey Industries, Inc.	12,367,000
193,805	Spire, Inc.	12,353,131
198,635	WGL Holdings, Inc.	12,454,414
		87,138,584

	Health Care Equipment & Supplies — 0.5%
307,962	Abbott Laboratories	13,023,713

	Health Care Providers & Services — 2.1%
102,619	Anthem, Inc.	12,859,187

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
166,960	Cardinal Health, Inc.	$12,972,792
370,872	Owens & Minor, Inc.	12,880,385
279,649	Patterson Cos., Inc.	12,847,075
		51,559,439

	Hotels, Restaurants & Leisure — 1.0%
94,182	Cracker Barrel Old Country Store, Inc.	12,452,744
110,149	McDonald’s Corp.	12,706,789
		25,159,533

	Household Durables — 1.0%
265,806	Garmin Ltd.	12,787,927
266,859	Leggett & Platt, Inc.	12,163,433
		24,951,360

	Household Products — 2.1%
102,123	Clorox (The) Co.	12,783,757
175,572	Colgate-Palmolive Co.	13,016,908
102,268	Kimberly-Clark Corp.	12,900,085
146,113	Procter & Gamble (The) Co.	13,113,642
		51,814,392

	Industrial Conglomerates — 0.5%
72,950	3M Co.	12,855,978

	Insurance — 6.7%
254,578	Arthur J. Gallagher & Co.	12,950,383
142,716	Assurant, Inc.	13,165,551
235,693	Axis Capital Holdings Ltd.	12,805,201
103,200	Chubb Ltd.	12,967,080
172,479	Cincinnati Financial Corp.	13,008,366
392,530	CNA Financial Corp.	13,506,957
196,029	Endurance Specialty Holdings Ltd.	12,830,098
127,873	Erie Indemnity Co., Class A	13,051,997
67,034	Everest Re Group, Ltd.	12,734,449
172,156	Hanover Insurance Group (The), Inc.	12,984,005
234,101	Mercury General Corp.	12,840,440
411,138	Progressive (The) Corp.	12,950,847
112,656	Travelers (The) Cos., Inc.	12,904,745
		168,700,119

	IT Services — 1.5%
145,545	Automatic Data Processing, Inc.	12,837,069
83,361	International Business Machines Corp.	13,241,895
215,078	Paychex, Inc.	12,446,564
		38,525,528

	Leisure Products — 0.5%
410,352	Mattel, Inc.	12,425,459

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.7%
155,832	Caterpillar, Inc.	$13,833,207
153,577	Deere & Co.	13,107,797
186,348	Dover Corp.	13,722,667
109,030	Illinois Tool Works, Inc.	13,066,155
105,776	Parker-Hannifin Corp.	13,278,061
		67,007,887

	Media — 1.6%
153,041	Omnicom Group, Inc.	13,008,485
650,571	Shaw Communications, Inc., Class B	13,310,683
111,345	WPP PLC, ADR	13,107,533
		39,426,701

	Multiline Retail — 1.1%
300,746	Kohl’s Corp.	13,157,637
190,954	Target Corp.	13,114,721
		26,272,358

	Multi-Utilities — 6.4%
249,335	Ameren Corp.	12,262,295
296,783	Avista Corp.	12,402,562
202,363	Black Hills Corp.	12,388,663
291,591	CMS Energy Corp.	12,249,738
163,181	Consolidated Edison, Inc.	12,287,529
167,568	Dominion Resources, Inc.	12,445,275
132,837	DTE Energy Co.	12,442,842
503,955	MDU Resources Group, Inc.	12,820,615
295,077	Public Service Enterprise Group, Inc.	12,354,874
170,667	SCANA Corp.	12,351,171
115,887	Sempra Energy	12,421,928
248,516	Vectren Corp.	12,475,503
204,522	WEC Energy Group, Inc.	12,246,777
		161,149,772

	Oil, Gas & Consumable Fuels — 3.2%
129,944	Chevron Corp.	13,373,836
296,989	Enbridge, Inc.	13,135,823
154,535	Exxon Mobil Corp.	13,487,815
254,426	Royal Dutch Shell PLC, Class B, ADR	13,441,326
278,434	TOTAL S.A., ADR	13,281,302
272,466	TransCanada Corp.	12,958,483
		79,678,585

	Personal Products — 0.5%
275,151	Unilever PLC, ADR	13,042,157

	Pharmaceuticals — 5.6%
382,587	AstraZeneca PLC, ADR	12,571,809
231,361	Bristol-Myers Squibb Co.	12,474,985
161,416	Eli Lilly and Co.	12,955,248
298,785	GlaxoSmithKline PLC, ADR	12,886,597
108,982	Johnson & Johnson	12,874,044

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
206,528	Merck & Co., Inc.	$12,889,413
158,999	Novartis AG, ADR	12,554,561
288,903	Novo Nordisk A/S, ADR	12,015,476
381,568	Pfizer, Inc.	12,923,708
337,431	Sanofi, ADR	12,886,490
255,340	Teva Pharmaceutical Industries Ltd., ADR	11,748,193
		138,780,524

	Professional Services — 1.0%
241,502	Nielsen Holdings PLC	12,937,262
341,650	Robert Half International, Inc.	12,934,869
		25,872,131

	Road & Rail — 1.1%
137,604	Norfolk Southern Corp.	13,355,844
136,288	Union Pacific Corp.	13,292,169
		26,648,013

	Semiconductors & Semiconductor Equipment — 3.7%
206,099	Analog Devices, Inc.	13,283,081
350,229	Intel Corp.	13,221,145
218,595	Linear Technology Corp.	12,960,498
212,265	Microchip Technology, Inc.	13,190,147
205,999	QUALCOMM, Inc.	14,110,931
430,156	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,158,472
187,603	Texas Instruments, Inc.	13,165,978
		93,090,252

	Software — 1.1%
395,557	CA, Inc.	13,085,026
225,589	Microsoft Corp.	12,993,926
		26,078,952

	Specialty Retail — 0.5%
102,317	Home Depot (The), Inc.	13,166,152

	Technology Hardware, Storage & Peripherals — 0.5%
442,922	Canon, Inc., ADR	12,858,026

	Textiles, Apparel & Luxury Goods — 0.5%
229,950	VF Corp.	12,888,697

	Thrifts & Mortgage Finance — 1.0%
916,193	Capitol Federal Financial, Inc.	12,890,836
824,923	Northwest Bancshares, Inc.	12,959,540
		25,850,376

	Tobacco — 2.0%
203,648	Altria Group, Inc.	12,876,663
101,192	British American Tobacco PLC, ADR	12,917,159

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
129,474	Philip Morris International, Inc.	$12,587,462
268,478	Reynolds American, Inc.	12,658,738
		51,040,022

	Trading Companies & Distributors — 2.1%
319,299	Fastenal Co.	13,340,312
179,700	MSC Industrial Direct Co., Inc., Class A	13,191,777
59,282	W.W. Grainger, Inc.	13,328,965
91,676	Watsco, Inc.	12,917,148
		52,778,202

	Water Utilities — 1.0%
317,248	American States Water Co.	12,705,782
408,653	Aqua America, Inc.	12,455,744
		25,161,526

	Total Investments — 100.0%	2,505,767,033
	(Cost $2,324,408,109) (b)
	Net Other Assets and Liabilities — (0.0)%	(37,331)
	Net Assets — 100.0%	$2,505,729,702

(a)	Security is a Master Limited Partnership (“MLP”).
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $201,348,163 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,989,239.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,505,767,033	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.5%
	Aerospace & Defense — 1.0%
5,433	United Technologies Corp.	$551,993

	Banks — 2.2%
8,104	Cullen/Frost Bankers, Inc.	583,002
17,769	Hancock Holding Co.	576,248
		1,159,250

	Beverages — 1.0%
28,899	Craft Brew Alliance, Inc. (a)	544,168

	Capital Markets — 1.1%
24,599	Greenhill & Co., Inc.	579,798

	Chemicals — 1.1%
68,489	LSB Industries, Inc. (a)	587,636

	Commercial Services & Supplies — 2.1%
16,209	Brady Corp., Class A	560,993
9,888	MSA Safety, Inc.	573,900
		1,134,893

	Communications Equipment — 1.0%
39,989	Black Box Corp.	555,847

	Diversified Telecommunication Services — 1.0%
11,030	BCE, Inc.	509,365

	Electric Utilities — 3.0%
14,091	Alliant Energy Corp.	539,826
17,769	Hawaiian Electric Industries, Inc.	530,405
9,329	MGE Energy, Inc.	527,182
		1,597,413

	Electrical Equipment — 1.0%
24,686	ABB Ltd., ADR	555,682

	Electronic Equipment, Instruments & Components — 4.1%
10,969	Dolby Laboratories, Inc., Class A	595,507
12,022	Plexus Corp. (a)	562,389
13,419	ScanSource, Inc. (a)	489,793
19,203	Trimble, Inc. (a)	548,438
		2,196,127

	Energy Equipment & Services — 4.4%
11,299	Baker Hughes, Inc.	570,261
30,087	Geospace Technologies Corp. (a)	586,095
35,379	RPC, Inc. (a)	594,367
21,638	Tenaris S.A., ADR	614,519
		2,365,242

	Equity Real Estate Investment — 3.1%
5,719	Digital Realty Trust, Inc.	555,429
19,216	Mack-Cali Realty Corp.	523,060

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment (Continued)
14,408	Potlatch Corp.	$560,327
		1,638,816

	Food & Staples Retailing — 0.9%
17,465	SpartanNash Co.	505,088

	Food Products — 2.0%
5,162	McCormick & Co., Inc.	515,787
7,223	Mead Johnson Nutrition Co.	570,689
		1,086,476

	Gas Utilities — 2.0%
10,008	National Fuel Gas Co.	541,132
17,392	South Jersey Industries, Inc.	513,934
		1,055,066

	Health Care Equipment & Supplies — 4.1%
31,578	AngioDynamics, Inc. (a)	553,878
31,170	CryoLife, Inc.	547,657
4,899	Stryker Corp.	570,293
17,971	Surmodics, Inc. (a)	540,747
		2,212,575

	Health Care Providers & Services — 2.1%
21,697	Healthways, Inc. (a)	574,103
12,667	Landauer, Inc.	563,428
		1,137,531

	Health Care Technology — 2.1%
14,227	Omnicell, Inc. (a)	544,894
49,373	Quality Systems, Inc.	558,902
		1,103,796

	Household Durables — 3.3%
11,502	Garmin Ltd.	553,361
10,817	Newell Brands, Inc.	569,623
8,305	Universal Electronics, Inc. (a)	618,391
		1,741,375

	Insurance — 4.3%
16,986	CNA Financial Corp.	584,488
13,921	Loews Corp.	572,849
10,130	Mercury General Corp.	555,631
46,873	Third Point Reinsurance Ltd. (a)	562,476
		2,275,444

	Internet & Direct Marketing Retail — 1.0%
27,081	PetMed Express, Inc.	549,203

	Internet Software & Services — 2.1%
14,083	Yelp, Inc. (a)	587,261

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
15,099	Zillow Group, Inc., Class C (a)	$523,180
		1,110,441

	IT Services — 2.0%
5,772	Automatic Data Processing, Inc.	509,090
14,044	Forrester Research, Inc.	546,312
		1,055,402

	Life Sciences Tools & Services — 2.0%
34,715	Albany Molecular Research, Inc. (a)	573,145
4,689	Bio-Techne Corp.	513,445
		1,086,590

	Machinery — 5.3%
9,341	Astec Industries, Inc.	559,246
17,923	Chart Industries, Inc. (a)	588,412
8,246	CLARCOR, Inc.	535,990
14,215	Donaldson Co., Inc.	530,646
12,323	Xylem, Inc.	646,341
		2,860,635

	Media — 1.1%
35,379	E.W. Scripps (The) Co., Class A (a)	562,526

	Metals & Mining — 12.9%
91,658	ArcelorMittal (a)	553,614
26,325	Barrick Gold Corp.	466,479
17,023	BHP Billiton Ltd., ADR	589,847
137,827	Eldorado Gold Corp. (a)	541,660
52,849	Freeport-McMoRan, Inc.	573,940
30,460	Goldcorp, Inc.	503,199
110,489	Kinross Gold Corp. (a)	465,159
11,354	Nucor Corp.	561,455
7,706	Royal Gold, Inc.	596,676
28,383	Schnitzer Steel Industries, Inc., Class A	593,205
20,169	Silver Wheaton Corp.	545,168
25,262	United States Steel Corp.	476,441
101,973	Yamana Gold, Inc.	439,504
		6,906,347

	Multi-Utilities — 1.0%
7,274	SCANA Corp.	526,419

	Oil, Gas & Consumable Fuels — 8.6%
22,112	Cabot Oil & Gas Corp.	570,490
30,225	CONSOL Energy, Inc.	580,320
11,063	Continental Resources, Inc. (a)	574,833
93,984	Enerplus Corp.	602,437
31,758	EnLink Midstream Partners L.P. (b)	562,434
18,478	Imperial Oil Ltd.	578,731
11,299	ONEOK, Inc.	580,656
61,647	Petroleo Brasileiro S.A., ADR (a)	575,167
		4,625,068

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products — 1.1%
17,628	Inter Parfums, Inc.	$568,856

	Pharmaceuticals — 2.9%
12,929	GlaxoSmithKline PLC, ADR	557,628
4,280	Johnson & Johnson	505,596
15,078	Pfizer, Inc.	510,692
		1,573,916

	Professional Services — 3.1%
12,795	Advisory Board (The) Co. (a)	572,448
3,809	Dun & Bradstreet (The) Corp.	520,386
12,437	FTI Consulting, Inc. (a)	554,193
		1,647,027

	Semiconductors & Semiconductor Equipment — 3.1%
3,259	Broadcom Ltd.	562,242
9,961	Silicon Laboratories, Inc. (a)	585,707
21,675	Ultratech, Inc. (a)	500,259
		1,648,208

	Software — 3.2%
15,152	Fortinet, Inc. (a)	559,563
13,687	PTC, Inc. (a)	606,471
7,237	ServiceNow, Inc. (a)	572,809
		1,738,843

	Technology Hardware, Storage & Peripherals — 1.1%
32,944	3D Systems Corp. (a)	591,345

	Textiles, Apparel & Luxury Goods — 1.0%
67,327	Crocs, Inc. (a)	558,814

	Trading Companies & Distributors — 1.1%
7,776	MSC Industrial Direct Co., Inc., Class A	570,836

	Water Utilities — 1.0%
16,674	California Water Service Group	535,069

	Total Investments — 100.5%	53,809,126
	(Cost $53,209,184) (c)
	Net Other Assets and Liabilities — (0.5)%	(244,507)
	Net Assets — 100.0%	$53,564,619

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,240,855 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $640,913.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$53,809,126	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the eight funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US IPO Index Fund – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial-Services Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2016, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2016, only FDM, FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2016 through September 30, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2016 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US IPO Index Fund is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Group, Inc. (“NYSE”) or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE. NYSE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NYSE MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund.

VALUE LINE PUBLISHING LLC’S (“VLP”) ONLY RELATIONSHIP TO FIRST TRUST IS VLP’S LICENSING TO FIRST TRUST OF CERTAIN VLP TRADEMARKS AND TRADE NAMES AND THE VALUE LINE® EQUITY ALLOCATION INDEX, THE VALUE LINE® DIVIDEND INDEX AND VALUE LINE® 100 INDEX (THE “INDEXES”), WHICH ARE COMPOSED BY VLP WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE® DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE® 100 EXCHANGE-TRADED FUND (THE “PRODUCTS”) OR ANY INVESTOR. VLP HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.0%
103,736	American Airlines Group, Inc.	$3,797,775

	Automobiles — 1.0%
17,922	Tesla Motors, Inc. (a) (b)	3,656,626

	Beverages — 1.0%
25,162	Monster Beverage Corp. (b)	3,694,033

	Biotechnology — 8.8%
28,002	Alexion Pharmaceuticals, Inc. (b)	3,431,365
21,284	Amgen, Inc.	3,550,384
12,089	Biogen, Inc. (b)	3,784,220
38,006	BioMarin Pharmaceutical, Inc. (b)	3,516,315
33,917	Celgene Corp. (b)	3,545,344
46,718	Gilead Sciences, Inc.	3,696,328
44,812	Incyte Corp. (b)	4,225,324
9,009	Regeneron Pharmaceuticals, Inc. (b)	3,621,798
39,707	Vertex Pharmaceuticals, Inc. (b)	3,462,847

		32,833,925

	Commercial Services & Supplies — 1.0%
45,314	Stericycle, Inc. (b)	3,631,464

	Communications Equipment — 1.0%
119,371	Cisco Systems, Inc.	3,786,448

	Diversified Telecommunication Services — 1.0%
33,981	SBA Communications Corp., Class A (b)	3,811,309

	Food & Staples Retailing — 2.9%
24,165	Costco Wholesale Corp.	3,685,404
45,175	Walgreens Boots Alliance, Inc.	3,642,009
129,666	Whole Foods Market, Inc.	3,676,031

		11,003,444

	Food Products — 2.0%
41,391	Kraft Heinz (The) Co.	3,704,908
85,792	Mondelez International, Inc., Class A	3,766,269

		7,471,177

	Health Care Equipment & Supplies — 2.0%
61,738	DENTSPLY SIRONA, Inc.	3,669,090
5,363	Intuitive Surgical, Inc. (b)	3,887,263

		7,556,353

	Health Care Providers & Services — 2.0%
52,432	Express Scripts Holding Co. (b)	3,698,029
22,433	Henry Schein, Inc. (b)	3,656,130

		7,354,159

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.0%
59,358	Cerner Corp. (b)	$3,665,357

	Hotels, Restaurants & Leisure — 3.0%
53,593	Marriott International, Inc., Class A	3,608,417
102,977	Norwegian Cruise Line Holdings Ltd. (b)	3,882,233
68,503	Starbucks Corp.	3,708,752

		11,199,402

	Internet & Direct Marketing Retail — 8.2%
4,728	Amazon.com, Inc. (b)	3,958,802
84,299	Ctrip.com International Ltd., ADR (b)	3,925,804
34,141	Expedia, Inc.	3,984,937
140,351	JD.com, Inc., ADR (b)	3,661,758
99,403	Liberty Interactive Corp. QVC Group, Class A (b)	1,989,054
47,690	Liberty Ventures, Series A (b)	1,901,400
37,004	Netflix, Inc. (b)	3,646,744
2,522	Priceline Group (The), Inc. (b)	3,711,098
60,065	TripAdvisor, Inc. (b)	3,794,907

		30,574,504

	Internet Software & Services — 6.9%
72,212	Akamai Technologies, Inc. (b)	3,826,514
2,307	Alphabet, Inc., Class A (b)	1,854,966
2,393	Alphabet, Inc., Class C (b)	1,860,055
19,899	Baidu, Inc., ADR (b)	3,623,011
115,874	eBay, Inc. (b)	3,812,255
28,522	Facebook, Inc., Class A (b)	3,658,517
15,467	NetEase, Inc., ADR	3,724,144
84,299	Yahoo!, Inc. (b)	3,633,287

		25,992,749

	IT Services — 4.8%
42,437	Automatic Data Processing, Inc.	3,742,943
69,044	Cognizant Technology Solutions Corp., Class A (b)	3,294,089
37,106	Fiserv, Inc. (b)	3,690,934
63,222	Paychex, Inc.	3,658,657
90,449	PayPal Holdings, Inc. (b)	3,705,696

		18,092,319

	Leisure Products — 0.9%
117,843	Mattel, Inc.	3,568,286

	Life Sciences Tools & Services — 1.0%
21,283	Illumina, Inc. (b)	3,866,270

	Machinery — 1.0%
65,077	PACCAR, Inc.	3,825,226

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 8.1%
13,843	Charter Communications, Inc., Class A (b)	$3,737,195
55,845	Comcast Corp., Class A	3,704,757
75,592	Discovery Communications, Inc., Class A (b)	2,034,937
77,962	Discovery Communications, Inc., Class C (b)	2,051,180
70,700	DISH Network Corp., Class A (b)	3,872,946
56,600	Liberty Global PLC, Class A (b)	1,934,588
58,249	Liberty Global PLC, Series C (b)	1,924,547
895,713	Sirius XM Holdings, Inc. (b)	3,735,123
77,014	Twenty-First Century Fox, Inc., Class A	1,865,279
75,811	Twenty-First Century Fox, Inc., Class B	1,875,564
99,496	Viacom, Inc., Class B	3,790,798

		30,526,914

	Multiline Retail — 1.0%
45,392	Dollar Tree, Inc. (b)	3,582,791

	Pharmaceuticals — 0.9%
88,090	Mylan N.V. (b)	3,357,991

	Professional Services — 1.0%
45,653	Verisk Analytics, Inc. (b)	3,710,676

	Road & Rail — 1.0%
125,515	CSX Corp.	3,828,207

	Semiconductors & Semiconductor Equipment — 15.3%
59,328	Analog Devices, Inc.	3,823,690
122,510	Applied Materials, Inc.	3,693,676
21,498	Broadcom Ltd.	3,708,835
97,725	Intel Corp.	3,689,119
39,602	Lam Research Corp.	3,750,705
63,049	Linear Technology Corp.	3,738,175
94,855	Maxim Integrated Products, Inc.	3,787,560
61,041	Microchip Technology, Inc.	3,793,088
210,599	Micron Technology, Inc. (b)	3,744,450
58,583	NVIDIA Corp.	4,014,107
43,957	NXP Semiconductors N.V. (b)	4,484,054
58,443	QUALCOMM, Inc.	4,003,345
48,395	Skyworks Solutions, Inc.	3,684,795
53,075	Texas Instruments, Inc.	3,724,804
68,990	Xilinx, Inc.	3,748,917

		57,389,320

	Software — 10.1%
82,875	Activision Blizzard, Inc.	3,671,363
37,212	Adobe Systems, Inc. (b)	4,038,990
54,457	Autodesk, Inc. (b)	3,938,875
115,225	CA, Inc.	3,811,643
49,085	Check Point Software Technologies Ltd. (b)	3,809,487

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
44,370	Citrix Systems, Inc. (b)	$3,781,211
44,412	Electronic Arts, Inc. (b)	3,792,785
33,774	Intuit, Inc.	3,715,478
64,302	Microsoft Corp.	3,703,795
146,031	Symantec Corp.	3,665,378

		37,929,005

	Specialty Retail — 5.0%
85,214	Bed Bath & Beyond, Inc.	3,673,576
13,501	O’Reilly Automotive, Inc. (b)	3,781,765
59,444	Ross Stores, Inc.	3,822,249
54,020	Tractor Supply Co.	3,638,247
15,746	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3,747,233

		18,663,070

	Technology Hardware, Storage & Peripherals — 4.1%
32,035	Apple, Inc.	3,621,557
105,756	NetApp, Inc.	3,788,180
101,139	Seagate Technology PLC	3,898,908
67,005	Western Digital Corp.	3,917,782

		15,226,427

	Trading Companies & Distributors — 1.0%
91,873	Fastenal Co.	3,838,454

	Wireless Telecommunication Services — 2.0%
79,085	T-Mobile US, Inc. (b)	3,694,851
126,985	Vodafone Group PLC, ADR	3,701,613

		7,396,464

	Total Common Stocks — 100.0%	374,830,145
	(Cost $360,079,013)

	Money Market Funds — 0.2%
715,619	Goldman Sachs Financial Square Treasury Obligations Fund – Institutional Class – 0.20% (c) (d)	715,619
	(Cost $715,619)

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$588,298	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $588,315. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $601,945. (d)	$588,298
2,008,938	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $2,009,005. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $2,077,166. (d)	2,008,938

	Total Repurchase Agreements — 0.7%	2,597,236
	(Cost $2,597,236)

	Total Investments — 100.9%	378,143,000
	(Cost $363,391,868) (e)
	Net Other Assets and Liabilities — (0.9)%	(3,263,110)

	Net Assets — 100.0%	$374,879,890

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,301,205 and the total value of the collateral held by the Fund is $3,312,855.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $45,912,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,161,091.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$374,830,145	$—	$—
Money Market Funds	715,619	—	—
Repurchase Agreements	—	2,597,236	—
Total Investments	$375,545,764	$2,597,236	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 2.8%
308,160	Cisco Systems, Inc.	$9,774,835

	Health Care Technology — 2.7%
153,235	Cerner Corp. (a)	9,462,261

	Internet Software & Services — 16.3%
186,427	Akamai Technologies, Inc. (a)	9,878,767
5,954	Alphabet, Inc., Class A (a)	4,787,373
6,182	Alphabet, Inc., Class C (a)	4,805,207
51,368	Baidu, Inc., ADR (a)	9,352,572
73,637	Facebook, Inc., Class A (a)	9,445,418
39,926	NetEase, Inc., ADR	9,613,382
217,630	Yahoo!, Inc. (a)	9,379,853

		57,262,572

	IT Services — 2.4%
178,240	Cognizant Technology Solutions Corp., Class A (a)	8,503,830

	Semiconductors & Semiconductor Equipment — 42.2%
153,166	Analog Devices, Inc.	9,871,549
316,265	Applied Materials, Inc.	9,535,390
55,500	Broadcom Ltd.	9,574,860
252,297	Intel Corp.	9,524,212
102,236	Lam Research Corp.	9,682,771
162,760	Linear Technology Corp.	9,650,040
244,889	Maxim Integrated Products, Inc.	9,778,418
157,584	Microchip Technology, Inc.	9,792,270
543,711	Micron Technology, Inc. (a)	9,667,182
151,238	NVIDIA Corp.	10,362,828
113,477	NXP Semiconductors N.V. (a)	11,575,789
150,881	QUALCOMM, Inc.	10,335,348
124,936	Skyworks Solutions, Inc.	9,512,627
137,025	Texas Instruments, Inc.	9,616,414
178,111	Xilinx, Inc.	9,678,552

		148,158,250

	Software — 22.4%
96,066	Adobe Systems, Inc. (a)	10,427,004
140,594	Autodesk, Inc. (a)	10,169,164
297,452	CA, Inc.	9,839,712
126,717	Check Point Software Technologies Ltd. (a)	9,834,506
114,546	Citrix Systems, Inc. (a)	9,761,610
87,193	Intuit, Inc.	9,592,102
166,008	Microsoft Corp.	9,562,061
376,980	Symantec Corp.	9,462,198

		78,648,357

	Technology Hardware, Storage & Peripherals — 11.2%
82,698	Apple, Inc.	9,349,009
273,017	NetApp, Inc.	9,779,469

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
261,088	Seagate Technology PLC	$10,064,943
172,992	Western Digital Corp.	10,114,842

		39,308,263

	Total Investments — 100.0%	351,118,368
	(Cost $296,709,892) (b)
	Net Other Assets and Liabilities — 0.0%	60,952

	Net Assets — 100.0%	$351,179,320

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $58,351,527 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,943,051.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$351,118,368	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Airlines — 1.6%
50,475	American Airlines Group, Inc.	$1,847,890

	Automobiles — 1.5%
8,842	Tesla Motors, Inc. (b) (c)	1,804,033

	Beverages — 1.5%
12,354	Monster Beverage Corp. (c)	1,813,691

	Biotechnology — 13.8%
13,822	Alexion Pharmaceuticals, Inc. (c)	1,693,748
10,447	Amgen, Inc.	1,742,664
5,938	Biogen, Inc. (c)	1,858,772
18,796	BioMarin Pharmaceutical, Inc. (c)	1,739,006
16,659	Celgene Corp. (c)	1,741,365
22,971	Gilead Sciences, Inc.	1,817,465
22,054	Incyte Corp. (c)	2,079,472
4,429	Regeneron Pharmaceuticals, Inc. (c)	1,780,547
19,616	Vertex Pharmaceuticals, Inc. (c)	1,710,711

		16,163,750

	Commercial Services & Supplies — 1.5%
22,341	Stericycle, Inc. (c)	1,790,408

	Diversified Telecommunication Services — 1.6%
16,616	SBA Communications Corp., Class A (c)	1,863,651

	Food & Staples Retailing — 4.6%
11,852	Costco Wholesale Corp.	1,807,548
22,297	Walgreens Boots Alliance, Inc.	1,797,584
63,974	Whole Foods Market, Inc.	1,813,663

		5,418,795

	Food Products — 3.1%
20,389	Kraft Heinz (The) Co.	1,825,019
42,092	Mondelez International, Inc., Class A	1,847,839

		3,672,858

	Health Care Equipment & Supplies — 3.2%
30,305	DENTSPLY SIRONA, Inc.	1,801,026
2,634	Intuitive Surgical, Inc. (c)	1,909,202

		3,710,228

	Health Care Providers & Services — 3.1%
25,828	Express Scripts Holding Co. (c)	1,821,649
11,021	Henry Schein, Inc. (c)	1,796,202

		3,617,851

	Hotels, Restaurants & Leisure — 4.7%
26,363	Marriott International, Inc., Class A	1,775,021
50,348	Norwegian Cruise Line Holdings Ltd. (c)	1,898,120

Shares	Description	Value

	Common Stocks (a) (Continued)
	Hotels, Restaurants & Leisure (Continued)
33,654	Starbucks Corp.	$1,822,027

		5,495,168

	Internet & Direct Marketing Retail — 12.8%
2,320	Amazon.com, Inc. (c)	1,942,559
41,444	Ctrip.com International Ltd., ADR (c)	1,930,047
16,750	Expedia, Inc.	1,955,060
68,813	JD.com, Inc., ADR (c)	1,795,331
47,713	Liberty Interactive Corp. QVC Group, Class A (c)	954,737
23,117	Liberty Ventures, Series A (c)	921,675
18,270	Netflix, Inc. (c)	1,800,509
1,238	Priceline Group (The), Inc. (c)	1,821,705
29,434	TripAdvisor, Inc. (c)	1,859,640

		14,981,263

	Internet Software & Services — 1.6%
56,899	eBay, Inc. (c)	1,871,977

	IT Services — 6.2%
20,791	Automatic Data Processing, Inc.	1,833,766
18,256	Fiserv, Inc. (c)	1,815,924
30,997	Paychex, Inc.	1,793,797
44,537	PayPal Holdings, Inc. (c)	1,824,681

		7,268,168

	Leisure Products — 1.5%
57,681	Mattel, Inc.	1,746,581

	Life Sciences Tools & Services — 1.6%
10,464	Illumina, Inc. (c)	1,900,890

	Machinery — 1.6%
31,878	PACCAR, Inc.	1,873,789

	Media — 12.8%
6,815	Charter Communications, Inc., Class A (c)	1,839,846
27,412	Comcast Corp., Class A	1,818,512
37,183	Discovery Communications, Inc., Class A (c)	1,000,966
38,392	Discovery Communications, Inc., Class C (c)	1,010,093
34,751	DISH Network Corp., Class A (c)	1,903,660
27,862	Liberty Global PLC, Class A (c)	952,323
28,613	Liberty Global PLC, Series C (c)	945,373
439,410	Sirius XM Holdings, Inc. (c)	1,832,340
37,845	Twenty-First Century Fox, Inc., Class A	916,606
37,220	Twenty-First Century Fox, Inc., Class B	920,823

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
48,981	Viacom, Inc., Class B	$1,866,176

		15,006,718

	Multiline Retail — 1.5%
22,315	Dollar Tree, Inc. (c)	1,761,323

	Pharmaceuticals — 1.4%
43,413	Mylan N.V. (c)	1,654,904

	Professional Services — 1.6%
22,381	Verisk Analytics, Inc. (c)	1,819,128

	Road & Rail — 1.6%
61,681	CSX Corp.	1,881,270

	Software — 3.1%
40,747	Activision Blizzard, Inc.	1,805,092
21,809	Electronic Arts, Inc. (c)	1,862,489

		3,667,581

	Specialty Retail — 7.8%
42,023	Bed Bath & Beyond, Inc.	1,811,611
6,623	O’Reilly Automotive, Inc. (c)	1,855,169
29,257	Ross Stores, Inc.	1,881,225
26,446	Tractor Supply Co.	1,781,138
7,739	Ulta Salon, Cosmetics & Fragrance, Inc. (c)	1,841,727

		9,170,870

	Trading Companies & Distributors — 1.6%
45,115	Fastenal Co.	1,884,905

	Wireless Telecommunication Services — 3.1%
38,747	T-Mobile US, Inc. (c)	1,810,260
62,495	Vodafone Group PLC, ADR	1,821,729

		3,631,989

	Total Common Stocks — 100.0%	117,319,679
	(Cost $116,731,758)

Shares	Description	Value

	Money Market Funds — 0.3%
351,927	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (d) (e)	$351,927
50,369	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (d)	50,369
	Total Money Market Funds — 0.3%	402,296
	(Cost $402,296)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$289,313	JPMorgan Chase & Co., 0.35% (d), dated 09/30/16, due 10/03/16, with a maturity value of $289,322. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $296,025. (e)	289,313
987,956	RBC Capital Markets LLC, 0.40% (d), dated 09/30/16, due 10/03/16, with a maturity value of $987,989. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $1,021,508. (e)	987,956

	Total Repurchase Agreements — 1.1%	1,277,269
	(Cost $1,277,269)

	Total Investments — 101.4%	118,999,244
	(Cost $118,411,323) (f)
	Net Other Assets and Liabilities — (1.4)%	(1,657,583)

	Net Assets — 100.0%	$117,341,661

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

(a)

The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is

different than the industry sector classification system used by the Index to select securities, which is the

Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,623,467 and the total value of the collateral held by the Fund is $1,629,196.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of September 30, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,665,537 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,077,616.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$117,319,679	$—	$—
Money Market Funds	402,296	—	—
Repurchase Agreements	—	1,277,269	—
Total Investments	$117,721,975	$1,277,269	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 6.9%
81,636	Hexcel Corp.	$3,616,475

	Automobiles — 7.5%
19,537	Tesla Motors, Inc. (a) (b)	3,986,134

	Electrical Equipment — 10.3%
15,055	Acuity Brands, Inc.	3,983,553
167,485	Ballard Power Systems, Inc. (a) (b)	370,142
32,182	FuelCell Energy, Inc. (a) (b)	174,426
173,112	Plug Power, Inc. (a) (b)	296,022
98,945	Sunrun, Inc. (a) (b)	623,353

		5,447,496

	Electronic Equipment, Instruments & Components — 11.9%
150,729	AVX Corp.	2,078,553
36,712	Itron, Inc. (b)	2,047,061
30,797	Maxwell Technologies, Inc. (a) (b)	158,913
35,961	Universal Display Corp. (b)	1,996,195

		6,280,722

	Independent Power and Renewable Electricity Producers — 17.3%
19,214	8point3 Energy Partners L.P.	276,682
96,205	Atlantica Yield PLC	1,828,857
40,582	NextEra Energy Partners, L.P. (c)	1,135,078
42,790	Ormat Technologies, Inc.	2,071,464
82,720	Pattern Energy Group, Inc.	1,860,373
108,599	TerraForm Global, Inc., Class A (a)	446,342
87,840	TerraForm Power, Inc., Class A (a)	1,221,854
103,401	Vivint Solar, Inc. (a) (b)	326,747

		9,167,397

	Mortgage Real Estate Investment Trusts — 1.8%
41,575	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	971,608

	Oil, Gas & Consumable Fuels — 2.9%
36,714	Green Plains, Inc.	961,907
38,031	Pacific Ethanol, Inc. (b)	262,794
37,131	Renewable Energy Group, Inc. (b)	314,500

		1,539,201

	Semiconductors & Semiconductor Equipment — 39.7%
38,087	Advanced Energy Industries, Inc. (b)	1,802,277
55,474	Canadian Solar, Inc. (a) (b)	762,213
86,256	Cree, Inc. (b)	2,218,504
54,760	First Solar, Inc. (b)	2,162,472
30,199	IXYS Corp.	363,898
38,674	JA Solar Holdings Co., Ltd., ADR (a) (b)	232,431
21,494	JinkoSolar Holding Co., Ltd., ADR (a) (b)	339,605

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
99,902	Microsemi Corp. (b)	$4,193,886
366,771	ON Semiconductor Corp. (b)	4,518,619
27,732	Power Integrations, Inc.	1,747,948
39,261	SolarEdge Technologies, Inc. (a) (b)	676,467
132,619	SunPower Corp. (a) (b)	1,182,961
39,011	Veeco Instruments, Inc. (b)	765,786

		20,967,067

	Software — 1.6%
29,996	EnerNOC, Inc. (b)	162,278
49,525	Silver Spring Networks, Inc. (b)	702,265

		864,543

	Total Common Stocks — 99.9%	52,840,643
	(Cost $58,705,427)

	Money Market Funds — 3.4%
1,769,354	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (d) (e)	1,769,354
	(Cost $1,769,354)

Principal Value	Description	Value
	Repurchase Agreements — 12.1%
$1,454,556	JPMorgan Chase & Co., 0.35% (d), dated 09/30/16, due 10/03/16, with a maturity value of $1,454,598. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $1,488,299. (e)	1,454,556
4,967,064	RBC Capital Markets LLC, 0.40% (d), dated 09/30/16, due 10/03/16, with a maturity value of $4,967,230. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $5,135,755. (e)	4,967,064

	Total Repurchase Agreements — 12.1%	6,421,620
	(Cost $6,421,620)

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Description	Value

Total Investments — 115.4%	$61,031,617
(Cost $66,896,401) (f)
Net Other Assets and Liabilities — (15.4)%	(8,144,919)

Net Assets — 100.0%	$52,886,698

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,047,670 and the total value of the collateral held by the Fund is $8,190,974.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of September 30, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,402,377 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,267,161.

ADR - American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$52,840,643	$—	$—
Money Market Funds	1,769,354	—	—
Repurchase Agreements	—	6,421,620	—
Total Investments	$54,609,997	$6,421,620	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9% Diversified REITs — 7.8%
18,542	American Assets Trust, Inc.	$804,352
15,545	Armada Hoffler Properties, Inc.	208,303
57,061	Empire State Realty Trust, Inc., Class A	1,195,428
26,972	First Potomac Realty Trust	246,794
100,381	Forest City Realty Trust, Inc., Class A	2,321,813
10,479	Gladstone Commercial Corp.	195,224
78,387	Global Net Lease, Inc.	639,638
195,741	Gramercy Property Trust	1,886,943
56,214	Investors Real Estate Trust	334,473
34,990	iStar, Inc. (a)	375,443
98,962	Lexington Realty Trust	1,019,309
68,087	Liberty Property Trust	2,747,310
83,857	NorthStar Realty Finance Corp.	1,104,397
6,768	One Liberty Properties, Inc.	163,515
9,049	PS Business Parks, Inc.	1,027,695
29,448	Select Income REIT	792,151
222,561	Spirit Realty Capital, Inc.	2,966,738
71,112	STORE Capital Corp.	2,095,671
447,850	VEREIT, Inc.	4,644,204
34,166	Washington Real Estate Investment Trust	1,063,246
13,265	Whitestone REIT	184,118
49,061	WP Carey, Inc.	3,165,906

		29,182,671

	Health Care REITs — 13.4%
38,950	Care Capital Properties, Inc.	1,110,075
26,864	CareTrust REIT, Inc.	397,050
5,991	Community Healthcare Trust, Inc.	131,323
216,959	HCP, Inc.	8,233,594
53,760	Healthcare Realty Trust, Inc.	1,831,065
64,006	Healthcare Trust of America, Inc., Class A	2,087,876
18,199	LTC Properties, Inc.	946,166
112,817	Medical Properties Trust, Inc.	1,666,307
18,171	National Health Investors, Inc.	1,426,060
38,107	New Senior Investment Group, Inc.	439,755
89,757	Omega Healthcare Investors, Inc.	3,181,886
62,444	Physicians Realty Trust	1,345,044
30,294	Sabra Health Care REIT, Inc.	762,803
110,193	Senior Housing Properties Trust	2,502,483
5,801	Universal Health Realty Income Trust	365,579
163,027	Ventas, Inc.	11,514,597
166,073	Welltower, Inc.	12,417,278

		50,358,941

	Hotel & Resort REITs — 5.1%
72,549	Apple Hospitality REIT, Inc.	1,342,882
11,899	Ashford Hospitality Prime, Inc.	167,776
37,040	Ashford Hospitality Trust, Inc.	218,166
17,797	Chatham Lodging Trust	342,592
27,887	Chesapeake Lodging Trust	638,612
93,213	DiamondRock Hospitality Co.	848,238

Shares	Description	Value

	Common Stocks (Continued) Hotel & Resort REITs (Continued)
59,642	FelCor Lodging Trust, Inc.	$383,498
19,686	Hersha Hospitality Trust	354,742
76,194	Hospitality Properties Trust	2,264,486
344,513	Host Hotels & Resorts, Inc.	5,364,068
52,462	LaSalle Hotel Properties	1,252,268
33,435	Pebblebrook Hotel Trust	889,371
57,687	RLJ Lodging Trust	1,213,158
23,665	Ryman Hospitality Properties, Inc.	1,139,706
40,496	Summit Hotel Properties, Inc.	532,927
100,494	Sunstone Hotel Investors, Inc.	1,285,318
49,930	Xenia Hotels & Resorts, Inc.	757,937

		18,995,745

	Industrial REITs — 6.6%
41,830	DCT Industrial Trust, Inc.	2,030,847
162,752	Duke Realty Corp.	4,448,012
15,260	EastGroup Properties, Inc.	1,122,526
54,224	First Industrial Realty Trust, Inc.	1,530,201
31,416	Monmouth Real Estate Investment Corp.	448,306
244,506	Prologis, Inc.	13,090,851
30,637	Rexford Industrial Realty, Inc.	701,281
33,131	STAG Industrial, Inc.	812,041
21,369	Terreno Realty Corp.	587,861

		24,771,926

	Office REITs — 13.1%
36,180	Alexandria Real Estate Equities, Inc.	3,935,299
71,314	Boston Properties, Inc.	9,719,385
81,250	Brandywine Realty Trust	1,269,125
9,493	City Office REIT, Inc.	120,846
57,289	Columbia Property Trust, Inc.	1,282,701
43,968	Corporate Office Properties Trust	1,246,493
97,519	Cousins Properties, Inc.	1,018,098
66,576	Douglas Emmett, Inc.	2,438,679
11,094	Easterly Government Properties, Inc.	211,673
58,248	Equity Commonwealth (a)	1,760,254
49,329	Franklin Street Properties Corp.	621,545
33,009	Government Properties Income Trust	746,664
45,756	Highwoods Properties, Inc.	2,384,803
49,284	Hudson Pacific Properties, Inc.	1,619,965
42,771	Kilroy Realty Corp.	2,966,169
41,598	Mack-Cali Realty Corp.	1,132,298
76,953	New York REIT, Inc.	704,120
28,154	NorthStar Realty Europe Corp.	308,286
38,377	Parkway, Inc.	652,793
67,387	Piedmont Office Realty Trust, Inc., Class A	1,467,015
46,549	SL Green Realty Corp.	5,031,947
22,151	Tier REIT, Inc.	342,011
79,730	Vornado Realty Trust	8,069,473

		49,049,642

	Residential REITs — 15.9%
60,537	American Campus Communities, Inc.	3,079,517

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued) Residential REITs (Continued)
100,652	American Homes 4 Rent, Class A	$2,178,109
72,669	Apartment Investment & Management Co., Class A	3,336,234
63,714	AvalonBay Communities, Inc.	11,330,898
9,242	Bluerock Residential Growth REIT, Inc.	120,146
40,559	Camden Property Trust	3,396,411
23,074	Colony Starwood Homes	662,224
33,895	Education Realty Trust, Inc.	1,462,230
37,203	Equity LifeStyle Properties, Inc.	2,871,328
169,619	Equity Residential	10,911,590
30,390	Essex Property Trust, Inc.	6,767,853
18,945	Independence Realty Trust, Inc.	170,505
35,048	Mid-America Apartment Communities, Inc.	3,294,161
77,394	Monogram Residential Trust, Inc.	823,472
8,190	NexPoint Residential Trust, Inc.	161,015
24,824	Post Properties, Inc.	1,641,611
11,236	Preferred Apartment Communities, Inc., Class A	151,798
16,418	Silver Bay Realty Trust Corp.	287,808
28,990	Sun Communities, Inc.	2,275,135
123,915	UDR, Inc.	4,459,701
11,691	UMH Properties, Inc.	139,357

		59,521,103

	Retail REITs — 25.1%
36,950	Acadia Realty Trust	1,339,068
10,866	Agree Realty Corp.	537,215
1,635	Alexander’s, Inc.	686,046
120,151	Brixmor Property Group, Inc.	3,338,996
79,249	CBL & Associates Properties, Inc.	962,083
35,243	Cedar Realty Trust, Inc.	253,750
142,593	DDR Corp.	2,485,396
42,694	Equity One, Inc.	1,306,863
32,900	Federal Realty Investment Trust	5,064,297
270,943	General Growth Properties, Inc.	7,478,027
12,215	Getty Realty Corp.	292,305
194,905	Kimco Realty Corp.	5,642,500
38,691	Kite Realty Group Trust	1,072,514
55,980	Macerich (The) Co.	4,527,103
68,210	National Retail Properties, Inc.	3,468,478
32,255	Pennsylvania Real Estate Investment Trust	742,833
36,771	Ramco-Gershenson Properties Trust	689,089
119,976	Realty Income Corp.	8,029,994
48,484	Regency Centers Corp.	3,757,025
50,515	Retail Opportunity Investments Corp.	1,109,309
110,146	Retail Properties of America, Inc., Class A	1,850,453
5,461	Saul Centers, Inc.	363,703
10,558	Seritage Growth Properties, Class A	535,079
145,801	Simon Property Group, Inc.	30,182,265
44,569	Tanger Factory Outlet Centers, Inc.	1,736,408
28,023	Taubman Centers, Inc.	2,085,191

Shares	Description	Value

	Common Stocks (Continued) Retail REITs (Continued)
42,444	Urban Edge Properties	$1,194,374
13,380	Urstadt Biddle Properties, Inc., Class A	297,304
86,001	Washington Prime Group, Inc.	1,064,692
54,569	Weingarten Realty Investors	2,127,100
31,501	Wheeler Real Estate Investment Trust, Inc.	55,127

		94,274,587

	Specialized REITs — 12.9%
15,742	CoreSite Realty Corp.	1,165,538
54,531	Corrections Corp. of America	756,345
83,192	CubeSmart	2,267,814
34,481	CyrusOne, Inc.	1,640,261
68,144	Digital Realty Trust, Inc.	6,618,145
35,055	DuPont Fabros Technology, Inc.	1,446,019
29,523	EPR Properties	2,324,641
58,366	Extra Space Storage, Inc.	4,634,844
6,514	Farmland Partners, Inc.	72,957
27,787	Four Corners Property Trust, Inc.	592,697
89,466	Gaming and Leisure Properties, Inc.	2,992,638
34,796	GEO Group (The), Inc.	827,449
113,598	Iron Mountain, Inc.	4,263,333
21,528	Life Storage, Inc.	1,914,700
16,360	National Storage Affiliates Trust	342,578
69,194	Public Storage	15,439,949
22,137	QTS Realty Trust, Inc., Class A	1,169,940

		48,469,848

	Total Investments — 99.9%	374,624,463
	(Cost $366,187,662) (b)
	Net Other Assets and Liabilities — 0.1%	549,299

	Net Assets — 100.0%	$375,173,762

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,508,829 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,072,028.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$374,624,463	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Chemicals — 5.6%
49,435	Ashland Global Holdings, Inc.	$5,731,988
190,733	Calgon Carbon Corp.	2,893,420

		8,625,408

	Commercial Services & Supplies — 3.3%
141,593	Tetra Tech, Inc.	5,022,304

	Construction & Engineering — 12.2%
153,738	AECOM (a)	4,570,631
145,188	Aegion Corp. (a)	2,768,735
337,477	Layne Christensen Co. (a) (b)	2,871,929
285,640	Northwest Pipe Co. (a)	3,373,408
37,410	Valmont Industries, Inc.	5,034,264

		18,618,967

	Diversified Financial Services — 2.3%
298,278	PICO Holdings, Inc. (a)	3,516,698

	Electronic Equipment, Instruments & Components — 5.3%
76,946	Badger Meter, Inc.	2,578,460
97,941	Itron, Inc. (a)	5,461,190

		8,039,650

	Health Care Equipment & Supplies — 8.7%
75,430	Danaher Corp.	5,912,958
64,721	IDEXX Laboratories, Inc. (a)	7,295,998

		13,208,956

	Industrial Conglomerates — 4.0%
33,420	Roper Technologies, Inc.	6,098,148

	Life Sciences Tools & Services — 3.9%
126,820	Agilent Technologies, Inc.	5,971,954

	Machinery — 38.4%
85,630	Crane Co.	5,395,546
267,307	Energy Recovery, Inc. (a)	4,271,566
113,169	Flowserve Corp.	5,459,273
97,832	Gorman-Rupp (The) Co.	2,505,478
66,934	IDEX Corp.	6,263,014
39,796	Lindsay Corp. (b)	2,944,108
134,530	Mueller Industries, Inc.	4,361,463
379,785	Mueller Water Products, Inc., Class A	4,766,302
96,875	Pentair PLC	6,223,250
233,459	Rexnord Corp. (a)	4,998,357
75,060	Watts Water Technologies, Inc., Class A	4,866,890
125,274	Xylem, Inc.	6,570,621

		58,625,868

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 16.2%
69,575	American States Water Co.	$2,786,479
74,223	American Water Works Co., Inc.	5,554,849
148,873	Aqua America, Inc.	4,537,649
90,137	California Water Service Group	2,892,496
355,091	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,288,143
199,293	Consolidated Water Co., Ltd.	2,315,785
76,355	SJW Corp.	3,335,186

		24,710,587

	Total Common Stocks — 99.9%	152,438,540
	(Cost $137,136,033)

	Money Market Funds — 0.1%
74,231	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	74,231
74,015	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	74,015
	Total Money Market Funds — 0.1%	148,246
	(Cost $148,246)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$61,024	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $61,025. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $62,439. (d)	61,024
208,385	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $208,392. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $215,463. (d)	208,385
	Total Repurchase Agreements — 0.2%	269,409
	(Cost $269,409)

See Notes to Portfolio of Investments

First Trust ISE Water Index Fund (FIW)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Description	Value

Total Investments — 100.2%	$152,856,195
(Cost $137,553,688) (e)
Net Other Assets and Liabilities — (0.2)%	(362,255)

Net Assets — 100.0%	$152,493,940

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $343,241 and the total value of the collateral held by the Fund is $343,640.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,347,215 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,044,708.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$152,438,540	$—	$—
Money Market Funds	148,246	—	—
Repurchase Agreements	—	269,409	—
Total Investments	$152,586,786	$269,409	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Energy Equipment & Services — 0.3%
41,630	Unit Corp. (a)	$774,318

	Oil, Gas & Consumable Fuels — 99.7%
300,068	Anadarko Petroleum Corp.	19,012,308
282,176	Antero Resources Corp. (a)	7,604,643
479,369	Cabot Oil & Gas Corp.	12,367,720
1,730,215	Chesapeake Energy Corp. (a)	10,848,448
79,758	Cimarex Energy Co.	10,717,082
122,256	Concho Resources, Inc. (a)	16,791,862
180,851	Continental Resources, Inc. (a)	9,397,018
383,837	Devon Energy Corp.	16,931,050
174,643	Enbridge Energy Partners, L.P. (b)	4,441,172
813,025	Encana Corp.	8,512,372
191,284	EQT Corp.	13,891,044
45,629	EQT Midstream Partners, L.P. (b)	3,476,474
132,633	Golar LNG Ltd. (c)	2,811,820
164,902	Gulfport Energy Corp. (a)	4,658,482
323,288	Kinder Morgan, Inc.	7,477,651
122,801	Matador Resources Co. (a)	2,988,976
265,005	Newfield Exploration Co. (a)	11,517,117
422,942	Noble Energy, Inc.	15,115,947
15,491	NuStar Energy, L.P. (b)	768,044
128,783	ONEOK Partners, L.P. (b)	5,144,881
62,987	PDC Energy, Inc. (a)	4,223,908
345,438	QEP Resources, Inc.	6,746,404
262,996	Range Resources Corp.	10,191,095
128,782	Rice Energy, Inc. (a)	3,362,498
154,457	SM Energy Co.	5,958,951
989,663	Southwestern Energy Co. (a)	13,696,936
150,387	Spectra Energy Corp.	6,429,044
33,032	Spectra Energy Partners, L.P. (b)	1,443,168
559,520	Statoil ASA, ADR	9,399,936
207,842	Synergy Resources Corp. (a)	1,440,345
44,152	Western Gas Partners, L.P. (b)	2,430,568
150,380	Williams Partners, L.P. (b)	5,592,632
544,021	WPX Energy, Inc. (a)	7,175,637

		262,565,233

	Total Common Stocks — 100.0%	263,339,551
	(Cost $244,492,191)

	Money Market Funds — 0.2%
437,480	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (d) (e)	437,480
28,778	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (d)	28,778
	Total Money Market Funds — 0.2%	466,258
	(Cost $466,258)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$359,644	JPMorgan Chase & Co., 0.35% (d), dated 09/30/16, due 10/03/16, with a maturity value of $359,655. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $367,988. (e)	$359,644
1,228,126	RBC Capital Markets LLC, 0.40% (d), dated 09/30/16, due 10/03/16, with a maturity value of $1,228,167. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $1,269,835. (e)	1,228,126

	Total Repurchase Agreements — 0.6%	1,587,770
	(Cost $1,587,770)

	Total Investments — 100.8%	265,393,579
	(Cost $246,546,219) (f)
	Net Other Assets and Liabilities — (0.8)%	(2,190,589)

	Net Assets — 100.0%	$263,202,990

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,001,280 and the total value of the collateral held by the Fund is $2,025,250.
(d)	Interest rate shown reflects yield as of September 30, 2016.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,482,473 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,635,113.

ADR - American Depositary Receipt

See Notes to Portfolio of Investments

First Trust ISE-Revere Natural Gas Index Fund (FCG)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$263,339,551	$—	$—
Money Market Funds	466,258	—	—
Repurchase Agreements	—	1,587,770	—
Total Investments	$263,805,809	$1,587,770	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 0.5%
35,921	China Eastern Airlines Corp. Ltd., ADR (a) (b)	$832,290

	Automobiles — 4.1%
165,274	Tata Motors Ltd., ADR	6,607,654

	Banks — 13.1%
152,737	HDFC Bank Ltd., ADR	10,980,263
1,337,589	ICICI Bank Ltd., ADR	9,991,790

		20,972,053

	Biotechnology — 0.7%
8,338	China Biologic Products, Inc. (b)	1,037,914

	Capital Markets — 0.7%
40,312	Noah Holdings Ltd., ADR (a) (b)	1,052,546

	Diversified Consumer Services — 2.1%
24,872	New Oriental Education & Technology Group, Inc., ADR (b)	1,153,066
44,250	Nord Anglia Education, Inc. (a) (b)	963,765
17,786	TAL Education Group, ADR (b)	1,259,960

		3,376,791

	Diversified Telecommunication Services — 1.4%
21,492	China Telecom Corp., Ltd., ADR	1,096,951
89,110	China Unicom (Hong Kong) Ltd., ADR (a)	1,085,360

		2,182,311

	Health Care Providers & Services — 0.6%
49,164	iKang Healthcare Group, Inc., ADR (b)	889,131

	Hotels, Restaurants & Leisure — 2.3%
28,307	China Lodging Group Ltd., ADR	1,276,363
70,613	Melco Crown Entertainment Ltd., ADR	1,137,575
124,297	Tuniu Corp., ADR (a) (b)	1,257,886

		3,671,824

	Independent Power and Renewable Electricity Producers — 0.6%
35,921	Huaneng Power International, Inc., ADR (a)	901,976

	Insurance — 0.7%
90,355	China Life Insurance Co., Ltd., ADR (a)	1,181,843

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 17.3%
141,267	Ctrip.com International Ltd., ADR (b)	$6,578,804
468,728	JD.com, Inc., ADR (b)	12,229,113
185,431	MakeMyTrip Ltd. (a) (b)	4,376,172
34,417	Qunar Cayman Islands Ltd., ADR (b)	998,093
243,979	Vipshop Holdings Ltd., ADR (b)	3,579,172

		27,761,354

	Internet Software & Services — 30.9%
79,079	21Vianet Group, Inc., ADR (a) (b)	628,678
60,589	58.com, Inc., ADR (a) (b)	2,887,672
130,024	Alibaba Group Holding Ltd., ADR (b)	13,755,239
38,734	Autohome, Inc., ADR (b)	939,300
60,089	Baidu, Inc., ADR (b)	10,940,404
42,937	Bitauto Holdings Ltd., ADR (a) (b)	1,248,608
202,404	Fang Holdings Ltd., ADR (a) (b)	908,794
79,599	Momo, Inc., ADR (b)	1,790,978
34,824	NetEase, Inc., ADR	8,384,923
18,562	SINA Corp. (b)	1,370,432
24,415	Sohu.com, Inc. (b)	1,080,364
37,658	Weibo Corp., ADR (a) (b)	1,888,172
105,840	Yirendai Ltd., ADR (a) (b)	2,506,291
24,695	YY, Inc., ADR (a) (b)	1,315,750

		49,645,605

	IT Services — 9.9%
545,985	Infosys Ltd., ADR	8,615,643
466,182	Wipro Ltd., ADR (a)	4,526,627
93,052	WNS (Holdings) Ltd., ADR (b)	2,786,908

		15,929,178

	Marine — 0.5%
63,367	Seaspan Corp. (a)	844,682

	Metals & Mining — 2.7%
414,156	Vedanta Ltd., ADR	4,294,798

	Oil, Gas & Consumable Fuels — 1.8%
13,832	China Petroleum & Chemical Corp., ADR	1,021,493
8,044	CNOOC Ltd., ADR	1,017,486
13,669	PetroChina Co., Ltd., ADR	913,089

		2,952,068

	Pharmaceuticals — 3.6%
125,073	Dr. Reddy’s Laboratories Ltd., ADR	5,805,889

	Professional Services — 0.7%
33,840	51job, Inc., ADR (b)	1,129,579

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 1.3%
48,476	JinkoSolar Holding Co., Ltd., ADR (a) (b)	$765,921
134,655	Trina Solar Ltd., ADR (b)	1,378,867

		2,144,788

	Software — 0.7%
91,897	Cheetah Mobile, Inc., ADR (a) (b)	1,145,037

	Wireless Telecommunication Services — 3.8%
99,188	China Mobile Ltd., ADR	6,102,046

	Total Common Stocks — 100.0%	160,461,357
	(Cost $157,724,339)

	Money Market Funds — 2.4%
3,853,215	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	3,853,215
	(Cost $3,853,215)

Principal Value	Description	Value

	Repurchase Agreements — 8.7%
$3,167,662	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $3,167,755. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $3,241,146. (d)	3,167,662
10,817,035	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $10,817,395. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $11,184,400. (d)	10,817,035
	Total Repurchase Agreements — 8.7%	13,984,697
	(Cost $13,984,697)

	Total Investments — 111.1%	178,299,269
	(Cost $175,562,251) (e)
	Net Other Assets and Liabilities — (11.1)%	(17,743,469)
	Net Assets — 100.0%	$160,555,800

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $17,334,346 and the total value of the collateral held by the Fund is $17,837,912.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,383,538 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,646,520.

ADR - American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$160,461,357	$—	$—
Money Market Funds	3,853,215	—	—
Repurchase Agreements	—	13,984,697	—
Total Investments	$164,314,572	$13,984,697	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust ISE Chindia Index Fund (FNI)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Country Allocation as a percentage of net assets**:
Cayman Islands	53.2%
India	31.7
United States	12.4
Hong Kong	5.1
China	3.7
Mauritius	2.7
Jersey	1.8
Marshall Islands	0.5
Net Other Assets and Liabilities	(11.1)
100.0%

**	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Banks — 86.9%
24,043	1st Source Corp.	$858,215
8,002	American National Bankshares, Inc.	223,656
32,414	Ameris Bancorp	1,132,869
12,473	Arrow Financial Corp.	409,489
23,087	Atlantic Capital Bancshares, Inc. (a)	345,843
14,485	BancFirst Corp.	1,050,307
42,287	Bancorp (The), Inc. (a)	271,483
5,691	Bank of Marin Bancorp	283,013
112,568	Bank of the Ozarks, Inc.	4,322,611
31,379	Banner Corp.	1,372,518
25,409	Blue Hills Bancorp, Inc.	381,643
44,697	BNC Bancorp	1,087,031
61,222	BOK Financial Corp. (b)	4,222,481
77,543	Boston Private Financial Holdings, Inc.	994,877
16,239	Bridge Bancorp, Inc.	464,273
65,544	Brookline Bancorp, Inc.	798,981
15,646	Bryn Mawr Bank Corp.	500,516
9,556	Camden National Corp.	456,203
24,513	Capital Bank Financial Corp., Class A	787,112
30,170	Cardinal Financial Corp.	787,135
11,661	Carolina Financial Corp.	260,507
73,301	Cathay General Bancorp	2,256,205
44,621	CenterState Banks, Inc.	791,130
35,570	Chemical Financial Corp.	1,569,704
13,947	City Holding Co.	701,395
38,512	CoBiz Financial, Inc.	512,595
53,955	Columbia Banking System, Inc.	1,765,408
89,755	Commerce Bancshares, Inc.	4,421,331
16,327	Community Trust Bancorp, Inc.	605,895
28,068	ConnectOne Bancorp, Inc.	506,908
16,425	CU Bancorp (a)	374,654
100,345	CVB Financial Corp.	1,767,075
31,221	Eagle Bancorp, Inc. (a)	1,540,132
133,942	East West Bancorp, Inc.	4,917,011
18,607	Enterprise Financial Services Corp.	581,469
24,200	Fidelity Southern Corp.	445,038
13,504	Financial Institutions, Inc.	366,093
18,671	First Bancorp	369,499
35,511	First Busey Corp.	802,549
10,229	First Citizens BancShares, Inc., Class A	3,006,201
15,845	First Community Bancshares, Inc.	392,956
14,703	First Connecticut Bancorp, Inc.	261,566
57,596	First Financial Bancorp	1,257,897
61,402	First Financial Bankshares, Inc. (b)	2,237,489
11,326	First Financial Corp.	460,742
15,077	First Foundation, Inc. (a)	371,950
19,642	First Interstate BancSystem, Inc., Class A	618,919
37,899	First Merchants Corp.	1,013,798
75,582	First Midwest Bancorp, Inc.	1,463,268

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
17,875	First NBC Bank Holding Co. (a)	$168,740
14,565	First of Long Island (The) Corp.	482,830
26,613	Flushing Financial Corp.	631,260
160,857	Fulton Financial Corp.	2,335,644
14,182	German American Bancorp, Inc.	552,105
70,801	Glacier Bancorp, Inc.	2,019,245
12,930	Great Southern Bancorp, Inc.	526,251
19,309	Guaranty Bancorp	344,666
72,076	Hancock Holding Co.	2,337,425
29,988	Hanmi Financial Corp.	789,884
22,815	Heartland Financial USA, Inc.	822,937
27,858	Heritage Financial Corp.	500,051
130,488	Home BancShares, Inc.	2,715,455
16,802	HomeTrust Bancshares, Inc. (a)	310,837
73,996	Hope Bancorp, Inc.	1,285,311
13,735	Horizon Bancorp	403,534
38,143	IBERIABANK Corp.	2,560,158
24,472	Independent Bank Corp./MA	1,323,691
19,727	Independent Bank Corp./MI	332,005
17,173	Independent Bank Group, Inc.	758,531
61,298	International Bancshares Corp.	1,825,454
288,510	Investors Bancorp, Inc.	3,465,005
41,308	Lakeland Bancorp, Inc.	579,964
23,279	Lakeland Financial Corp.	824,542
44,318	LegacyTexas Financial Group, Inc.	1,401,778
27,404	Live Oak Bancshares, Inc.	395,166
22,314	MainSource Financial Group, Inc.	556,734
68,561	MB Financial, Inc.	2,608,060
15,131	Mercantile Bank Corp.	406,267
40,032	NBT Bancorp, Inc.	1,315,852
8,001	Nicolet Bankshares, Inc. (a)	306,838
125,485	Old National Bancorp	1,764,319
31,859	Opus Bank	1,126,853
18,341	Pacific Continental Corp.	308,496
25,706	Pacific Premier Bancorp, Inc. (a)	680,181
111,922	PacWest Bancorp	4,802,573
49,598	Park Sterling Corp.	402,736
15,483	Peapack-Gladstone Financial Corp.	346,974
16,902	Peoples Bancorp, Inc.	415,620
42,887	Pinnacle Financial Partners, Inc.	2,319,329
96,424	Popular, Inc.	3,685,325
13,126	Preferred Bank	469,255
73,890	PrivateBancorp, Inc.	3,393,029
12,141	QCR Holdings, Inc.	385,355
39,118	Renasant Corp.	1,315,538
17,304	Republic Bancorp, Inc., Class A	537,808
32,454	S&T Bancorp, Inc.	940,841
22,194	Sandy Spring Bancorp, Inc.	678,693
35,314	Seacoast Banking Corp. of Florida (a)	568,202
24,401	ServisFirst Bancshares, Inc.	1,266,656
12,906	Sierra Bancorp	242,117
49,898	Signature Bank (a)	5,910,418

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
28,272	Simmons First National Corp., Class A	$1,410,773
22,503	South State Corp.	1,688,625
24,400	Southside Bancshares, Inc.	785,192
17,371	Southwest Bancorp, Inc.	329,875
34,293	State Bank Financial Corp.	782,566
20,926	Stock Yards Bancorp, Inc.	689,721
11,970	Stonegate Bank	403,988
42,716	Texas Capital Bancshares, Inc. (a)	2,345,963
57,968	TowneBank	1,392,971
21,213	TriCo Bancshares	567,872
16,831	Triumph Bancorp, Inc. (a)	333,927
62,856	Trustmark Corp.	1,732,311
46,037	UMB Financial Corp.	2,736,900
204,669	Umpqua Holdings Corp.	3,080,268
40,463	Union Bankshares Corp.	1,083,195
70,994	United Bankshares, Inc.	2,674,344
65,827	United Community Banks, Inc.	1,383,684
24,683	Univest Corp. of Pennsylvania	576,595
15,877	Washington Trust Bancorp, Inc.	638,573
35,704	WesBanco, Inc.	1,173,948
23,824	Westamerica Bancorporation	1,212,165
48,028	Wintrust Financial Corp.	2,668,916

		152,528,550

	IT Services — 0.4%
10,385	Cass Information Systems, Inc.	588,310

	Thrifts & Mortgage Finance — 12.7%
42,376	Bank Mutual Corp.	325,448
18,164	BankFinancial Corp.	230,683
71,701	Beneficial Bancorp, Inc.	1,054,722
58,809	BofI Holding, Inc. (a) (b)	1,317,322
127,660	Capitol Federal Financial, Inc.	1,796,176
21,755	Clifton Bancorp, Inc.	332,634
35,122	Dime Community Bancshares, Inc.	588,645
8,343	First Defiance Financial Corp.	372,431
23,076	HomeStreet, Inc. (a)	578,285
83,269	Kearny Financial Corp.	1,133,291
49,938	Meridian Bancorp, Inc.	777,535
7,923	Meta Financial Group, Inc.	480,213
44,934	Northfield Bancorp, Inc.	723,437
95,290	Northwest Bancshares, Inc.	1,497,006
24,018	OceanFirst Financial Corp.	462,587
41,937	Oritani Financial Corp.	659,250
8,982	Territorial Bancorp, Inc.	257,424
265,216	TFS Financial Corp.	4,723,497
88,859	TrustCo Bank Corp. NY	630,010
46,747	United Financial Bancorp, Inc.	646,978
84,109	Washington Federal, Inc.	2,244,028
27,108	Waterstone Financial, Inc.	460,565

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
27,466	WSFS Financial Corp.	$1,002,234

		22,294,401

	Total Common Stocks — 100.0%	175,411,261
	(Cost $173,429,829)

	Money Market Funds — 0.6%
1,112,383	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	1,112,383
	(Cost $1,112,383)

Principal Value	Description	Value

	Repurchase Agreements — 2.3%
$914,471	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $914,497. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $935,685. (d)	914,471
3,122,764	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $3,122,868. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $3,228,819. (d)	3,122,764

	Total Repurchase Agreements — 2.3%	4,037,235
	(Cost $4,037,235)

	Total Investments — 102.9%	180,560,879
	(Cost $178,579,447) (e)
	Net Other Assets and Liabilities — (2.9)%	(5,056,368)

	Net Assets — 100.0%	$175,504,511

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)

All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,174,704 and the total value of the collateral held by the Fund is $5,149,618. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On September 30, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from September 29 to September 30, the value of the related securities loaned was above the collateral value received.

(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,734,188 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,752,756.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$175,411,261	$—	$—
Money Market Funds	1,112,383	—	—
Repurchase Agreements	—	4,037,235	—
Total Investments	$176,523,644	$4,037,235	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust ISE Water Index Fund – (NYSE Arca ticker “FIW”)

First Trust ISE-Revere Natural Gas Index Fund – (NYSE Arca ticker “FCG”)

First Trust ISE Chindia Index Fund – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2016, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2016, QQEW, QQXT, QCLN, FIW, FCG, FNI and QABA have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2016 through September 30, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2016 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Clean Edge® or their affiliates (Nasdaq and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust ISE Chindia Index Fund, First Trust ISE-Revere Natural Gas Index Fund and First Trust ISE Water Index Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.5%
208	AAR Corp.	$6,514
212	Aerojet Rocketdyne Holdings, Inc. (a)	3,727
47	B/E Aerospace, Inc.	2,428
122	BWX Technologies, Inc.	4,681
48	Cubic Corp.	2,247
52	Curtiss-Wright Corp.	4,738
227	DigitalGlobe, Inc. (a)	6,242
47	Esterline Technologies Corp. (a)	3,574
105	General Dynamics Corp.	16,292
163	HEICO Corp.	11,280
26	Huntington Ingalls Industries, Inc.	3,989
147	Lockheed Martin Corp.	35,239
195	Mercury Systems, Inc. (a)	4,791
72	Moog, Inc., Class A (a)	4,287
41	National Presto Industries, Inc.	3,599
164	Northrop Grumman Corp.	35,088
117	TASER International, Inc. (a)	3,347
88	Teledyne Technologies, Inc. (a)	9,498
796	Textron, Inc.	31,641
138	TransDigm Group, Inc. (a)	39,899
		233,101

	Air Freight & Logistics — 0.5%
299	Air Transport Services Group, Inc. (a)	4,291
94	Atlas Air Worldwide Holdings, Inc. (a)	4,025
89	Expeditors International of Washington, Inc.	4,585
48	FedEx Corp.	8,385
44	Forward Air Corp.	1,903
76	Hub Group, Inc., Class A (a)	3,098
135	United Parcel Service, Inc., Class B	14,763
37	XPO Logistics, Inc. (a)	1,357
		42,407

	Airlines — 1.2%
1,285	American Airlines Group, Inc.	47,044
51	Hawaiian Holdings, Inc. (a)	2,479
183	SkyWest, Inc.	4,833
243	Spirit Airlines, Inc. (a)	10,335
886	United Continental Holdings, Inc. (a)	46,488
		111,179

	Auto Components — 1.2%
268	American Axle & Manufacturing Holdings, Inc. (a)	4,615
370	BorgWarner, Inc.	13,017
163	Cooper Tire & Rubber Co.	6,197
49	Cooper-Standard Holding, Inc. (a)	4,841
367	Dana, Inc.	5,722
68	Dorman Products, Inc. (a)	4,345
57	Drew Industries, Inc.	5,587
168	Fox Factory Holding Corp. (a)	3,859
706	Gentex Corp.	12,397

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
340	Goodyear Tire & Rubber (The) Co.	$10,982
107	Lear Corp.	12,971
73	Standard Motor Products, Inc.	3,486
145	Superior Industries International, Inc.	4,228
42	Tenneco, Inc. (a)	2,447
166	Visteon Corp.	11,896
		106,590

	Automobiles — 1.1%
2,894	Ford Motor Co.	34,931
1,285	General Motors Co.	40,824
145	Harley-Davidson, Inc.	7,626
135	Thor Industries, Inc.	11,434
127	Winnebago Industries, Inc.	2,993
		97,808

	Banks — 5.8%
90	1st Source Corp.	3,213
33	Ameris Bancorp	1,153
509	Associated Banc-Corp.	9,971
214	Banc of California, Inc.	3,736
32	BancFirst Corp.	2,320
86	BancorpSouth, Inc.	1,995
1,645	Bank of America Corp.	25,744
32	Bank of Hawaii Corp.	2,324
23	Banner Corp.	1,006
409	BB&T Corp.	15,428
70	BOK Financial Corp. (b)	4,828
165	Boston Private Financial Holdings, Inc.	2,117
62	CenterState Banks, Inc.	1,099
82	Central Pacific Financial Corp.	2,066
52	Chemical Financial Corp.	2,295
342	CIT Group, Inc.	12,415
687	Citigroup, Inc.	32,447
1,092	Citizens Financial Group, Inc.	26,983
43	City Holding Co.	2,162
159	Comerica, Inc.	7,524
46	Commerce Bancshares, Inc.	2,266
24	Community Bank System, Inc.	1,155
84	Community Trust Bancorp, Inc.	3,117
68	Cullen/Frost Bankers, Inc.	4,892
39	Customers Bancorp, Inc. (a)	981
192	East West Bancorp, Inc.	7,048
35	Enterprise Financial Services Corp.	1,094
155	F.N.B. Corp.	1,907
29	FCB Financial Holdings, Inc., Class A (a)	1,114
1,654	Fifth Third Bancorp	33,841
244	First BanCorp (a)	1,269
45	First Busey Corp.	1,017
34	First Citizens BancShares, Inc., Class A	9,992
100	First Financial Bancorp	2,184
30	First Financial Bankshares, Inc. (b)	1,093
317	First Horizon National Corp.	4,828

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
69	First Interstate BancSystem, Inc., Class A	$2,174
78	First Merchants Corp.	2,087
144	Fulton Financial Corp.	2,091
92	Great Western Bancorp, Inc.	3,065
74	Hancock Holding Co.	2,400
124	Hanmi Financial Corp.	3,266
82	Heartland Financial USA, Inc.	2,958
139	Hilltop Holdings, Inc. (a)	3,122
110	Home BancShares, Inc.	2,289
977	Huntington Bancshares, Inc.	9,633
16	IBERIABANK Corp.	1,074
23	Independent Bank Group, Inc.	1,016
112	International Bancshares Corp.	3,335
351	JPMorgan Chase & Co.	23,373
1,975	KeyCorp	24,036
108	LegacyTexas Financial Group, Inc.	3,416
107	MB Financial, Inc.	4,070
34	NBT Bancorp, Inc.	1,118
310	Old National Bancorp	4,359
57	Opus Bank	2,016
121	Pacific Premier Bancorp, Inc. (a)	3,202
298	People’s United Financial, Inc.	4,714
268	PNC Financial Services Group (The), Inc.	24,144
372	Popular, Inc.	14,218
128	Prosperity Bancshares, Inc.	7,026
3,420	Regions Financial Corp.	33,755
67	Sandy Spring Bancorp, Inc.	2,049
119	Seacoast Banking Corp. of Florida (a)	1,915
59	ServisFirst Bancshares, Inc.	3,063
21	Simmons First National Corp., Class A	1,048
31	Southside Bancshares, Inc.	998
48	State Bank Financial Corp.	1,095
69	Stock Yards Bancorp, Inc.	2,274
531	SunTrust Banks, Inc.	23,258
151	Synovus Financial Corp.	4,912
307	TCF Financial Corp.	4,455
21	Texas Capital Bancshares, Inc. (a)	1,153
15	Tompkins Financial Corp.	1,146
45	TowneBank	1,081
105	TriCo Bancshares	2,811
117	Trustmark Corp.	3,225
180	U.S. Bancorp	7,720
18	UMB Financial Corp.	1,070
423	Umpqua Holdings Corp.	6,366
106	Valley National Bancorp	1,031
129	Webster Financial Corp.	4,903
307	Wells Fargo & Co.	13,594
94	WesBanco, Inc.	3,091
67	Western Alliance Bancorp (a)	2,515
38	Wintrust Financial Corp.	2,112
261	Zions Bancorporation	8,096
		531,562

Shares	Description	Value

	Common Stocks (Continued)
	Beverages — 0.5%
7	Coca-Cola Bottling Co. Consolidated	$1,037
132	Constellation Brands, Inc., Class A	21,977
151	Dr Pepper Snapple Group, Inc.	13,788
127	MGP Ingredients, Inc.	5,146
77	National Beverage Corp. (a)	3,392
		45,340

	Biotechnology — 0.5%
29	Acceleron Pharma, Inc. (a)	1,050
131	ARIAD Pharmaceuticals, Inc. (a)	1,793
158	Exact Sciences Corp. (a)	2,934
621	Exelixis, Inc. (a)	7,943
70	Five Prime Therapeutics, Inc. (a)	3,674
420	Inovio Pharmaceuticals, Inc. (a)	3,914
297	Ironwood Pharmaceuticals, Inc. (a)	4,716
440	Keryx Biopharmaceuticals, Inc. (a)	2,336
270	Lexicon Pharmaceuticals, Inc. (a) (b)	4,879
24	Ligand Pharmaceuticals, Inc. (a)	2,450
54	Seattle Genetics, Inc. (a)	2,917
57	Spark Therapeutics, Inc. (a)	3,423
204	Xencor, Inc. (a)	4,996
		47,025

	Building Products — 1.1%
124	A.O. Smith Corp.	12,250
35	AAON, Inc.	1,009
63	Allegion PLC	4,341
15	American Woodmark Corp. (a)	1,209
21	Apogee Enterprises, Inc.	938
259	Builders FirstSource, Inc. (a)	2,981
175	Continental Building Products, Inc. (a)	3,673
151	Fortune Brands Home & Security, Inc.	8,773
154	Gibraltar Industries, Inc. (a)	5,721
173	Griffon Corp.	2,943
77	Lennox International, Inc.	12,091
212	Owens Corning	11,319
80	Patrick Industries, Inc. (a)	4,954
333	Ply Gem Holdings, Inc. (a)	4,449
157	Quanex Building Products Corp.	2,710
49	Simpson Manufacturing Co., Inc.	2,154
22	Trex Co., Inc. (a)	1,292
52	Universal Forest Products, Inc.	5,121
405	USG Corp. (a)	10,469
		98,397

	Capital Markets — 2.8%
162	Ameriprise Financial, Inc.	16,163
111	BGC Partners, Inc., Class A	971
33	CBOE Holdings, Inc.	2,140
279	E*TRADE Financial Corp. (a)	8,125
124	Eaton Vance Corp.	4,842
27	FactSet Research Systems, Inc.	4,377
152	Federated Investors, Inc., Class B	4,504
1,090	Franklin Resources, Inc.	38,771
49	Goldman Sachs Group (The), Inc.	7,902

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
28	Intercontinental Exchange, Inc.	$7,542
855	Invesco Ltd.	26,736
290	Investment Technology Group, Inc.	4,971
209	Janus Capital Group, Inc.	2,928
292	KCG Holdings, Inc., Class A (a)	4,535
74	Legg Mason, Inc.	2,478
387	LPL Financial Holdings, Inc. (b)	11,575
75	MarketAxess Holdings, Inc.	12,419
840	Morgan Stanley	26,930
85	MSCI, Inc.	7,135
77	Piper Jaffray Cos. (a)	3,719
89	Raymond James Financial, Inc.	5,181
68	S&P Global, Inc.	8,606
45	SEI Investments Co.	2,052
405	State Street Corp.	28,200
62	Stifel Financial Corp. (a)	2,384
41	Virtus Investment Partners, Inc.	4,012
282	Waddell & Reed Financial, Inc., Class A	5,121
		254,319

	Chemicals — 2.1%
119	A. Schulman, Inc.	3,465
83	Albemarle Corp.	7,096
19	Ashland Global Holdings, Inc.	2,203
295	Calgon Carbon Corp.	4,475
429	Eastman Chemical Co.	29,035
72	Ferro Corp. (a)	994
189	FMC Corp.	9,136
44	H.B. Fuller Co.	2,045
216	Huntsman Corp.	3,514
46	Innophos Holdings, Inc.	1,795
58	International Flavors & Fragrances, Inc.	8,292
158	Koppers Holdings, Inc. (a)	5,084
174	Kraton Corp. (a)	6,097
489	LyondellBasell Industries N.V., Class A	39,443
51	Minerals Technologies, Inc.	3,605
417	Mosaic (The) Co.	10,200
5	NewMarket Corp.	2,147
88	Olin Corp.	1,806
28	PolyOne Corp.	947
11	Quaker Chemical Corp.	1,165
143	Rayonier Advanced Materials, Inc.	1,912
44	RPM International, Inc.	2,364
94	Scotts Miracle-Gro (The) Co., Class A	7,827
31	Sensient Technologies Corp.	2,350
25	Sherwin-Williams (The) Co.	6,917
65	Stepan Co.	4,723
113	Trinseo S.A.	6,391
254	Westlake Chemical Corp.	13,589
		188,617

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.5%
27	ABM Industries, Inc.	$1,072
376	ACCO Brands Corp. (a)	3,625
297	Cintas Corp.	33,442
19	Clean Harbors, Inc. (a)	912
223	Copart, Inc. (a)	11,944
59	Covanta Holding Corp.	908
132	Deluxe Corp.	8,820
13	G&K Services, Inc., Class A	1,241
94	Healthcare Services Group, Inc.	3,720
65	Herman Miller, Inc.	1,859
42	HNI Corp.	1,671
261	KAR Auction Services, Inc.	11,265
40	Knoll, Inc.	914
52	Matthews International Corp., Class A	3,159
127	McGrath RentCorp	4,027
28	Mobile Mini, Inc.	846
46	Multi-Color Corp.	3,036
245	Pitney Bowes, Inc.	4,449
258	R.R. Donnelley & Sons Co.	4,056
284	Republic Services, Inc.	14,328
149	Rollins, Inc.	4,363
357	Steelcase, Inc., Class A	4,959
34	UniFirst Corp.	4,483
42	US Ecology, Inc.	1,883
94	Viad Corp.	3,466
99	West Corp.	2,186
		136,634

	Communications Equipment — 0.9%
34	Arista Networks, Inc. (a)	2,893
1,189	Brocade Communications Systems, Inc.	10,974
1,014	Cisco Systems, Inc.	32,164
122	EchoStar Corp., Class A (a)	5,347
58	F5 Networks, Inc. (a)	7,229
111	Finisar Corp. (a)	3,308
87	Harris Corp.	7,970
35	InterDigital, Inc.	2,772
198	Ixia (a)	2,475
41	NETGEAR, Inc. (a)	2,480
75	Ubiquiti Networks, Inc. (a)	4,013
61	ViaSat, Inc. (a)	4,554
		86,179

	Construction & Engineering — 0.7%
206	AECOM (a)	6,124
47	Argan, Inc.	2,782
149	Comfort Systems USA, Inc.	4,367
54	Dycom Industries, Inc. (a)	4,416
177	EMCOR Group, Inc.	10,553
133	Fluor Corp.	6,826
21	Granite Construction, Inc.	1,045
88	Jacobs Engineering Group, Inc. (a)	4,551
366	KBR, Inc.	5,538
154	Primoris Services Corp.	3,172

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
472	Quanta Services, Inc. (a)	$13,211
165	Tutor Perini Corp. (a)	3,543
		66,128

	Construction Materials — 0.7%
113	Eagle Materials, Inc.	8,735
54	Headwaters, Inc. (a)	914
57	Martin Marietta Materials, Inc.	10,209
95	Summit Materials, Inc., Class A (a)	1,762
80	US Concrete, Inc. (a)	3,685
302	Vulcan Materials Co.	34,347
		59,652

	Consumer Finance — 1.6%
639	Ally Financial, Inc.	12,441
120	American Express Co.	7,685
458	Capital One Financial Corp.	32,898
272	Discover Financial Services	15,382
165	Encore Capital Group, Inc. (a)	3,709
84	Green Dot Corp., Class A (a)	1,937
731	Navient Corp.	10,578
112	Nelnet, Inc., Class A	4,521
191	OneMain Holdings, Inc. (a)	5,911
201	PRA Group, Inc. (a)	6,943
1,056	Santander Consumer USA Holdings, Inc. (a)	12,841
1,413	SLM Corp. (a)	10,555
863	Synchrony Financial	24,164
		149,565

	Containers & Packaging — 0.8%
55	AptarGroup, Inc.	4,257
117	Avery Dennison Corp.	9,101
85	Bemis Co., Inc.	4,336
281	Berry Plastics Group, Inc. (a)	12,322
43	Crown Holdings, Inc. (a)	2,455
522	Graphic Packaging Holding Co.	7,303
26	Greif, Inc., Class A	1,289
130	Packaging Corp. of America	10,564
47	Sealed Air Corp.	2,153
85	Silgan Holdings, Inc.	4,300
132	Sonoco Products Co.	6,974
187	WestRock Co.	9,066
		74,120

	Distributors — 0.2%
138	LKQ Corp. (a)	4,894
116	Pool Corp.	10,964
		15,858

	Diversified Consumer Services — 0.3%
66	Bright Horizons Family Solutions, Inc. (a)	4,415

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
74	Capella Education Co.	$4,295
272	DeVry Education Group, Inc.	6,272
245	LifeLock, Inc. (a)	4,145
78	Regis Corp. (a)	979
161	Service Corp. International	4,273
110	ServiceMaster Global Holdings, Inc. (a)	3,705
		28,084

	Diversified Financial Services — 0.4%
201	Berkshire Hathaway, Inc., Class B (a)	29,038
264	Voya Financial, Inc.	7,609
		36,647

	Diversified Telecommunication Services — 1.4%
505	AT&T, Inc.	20,508
12	ATN International, Inc.	781
1,003	CenturyLink, Inc.	27,512
849	Cincinnati Bell, Inc. (a)	3,464
48	Cogent Communications Holdings, Inc.	1,767
178	Consolidated Communications Holdings, Inc.	4,493
1,767	Frontier Communications Corp.	7,351
195	Inteliquent, Inc.	3,147
328	Iridium Communications, Inc. (a)	2,660
706	Level 3 Communications, Inc. (a)	32,744
390	ORBCOMM, Inc. (a)	3,998
391	Verizon Communications, Inc.	20,324
105	Windstream Holdings, Inc.	1,055
		129,804

	Electric Utilities — 2.5%
135	ALLETE, Inc.	8,049
165	Alliant Energy Corp.	6,321
208	American Electric Power Co., Inc.	13,356
170	Duke Energy Corp.	13,607
187	Edison International	13,511
62	El Paso Electric Co.	2,900
179	Entergy Corp.	13,734
243	Eversource Energy	13,166
800	Exelon Corp.	26,632
834	FirstEnergy Corp.	27,589
287	Great Plains Energy, Inc.	7,832
107	IDACORP, Inc.	8,376
34	MGE Energy, Inc.	1,921
112	NextEra Energy, Inc.	13,700
200	OGE Energy Corp.	6,324
87	Otter Tail Corp.	3,009
228	PG&E Corp.	13,947
108	Pinnacle West Capital Corp.	8,207
27	PNM Resources, Inc.	883
198	Portland General Electric Co.	8,433
136	Southern (The) Co.	6,977

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
325	Xcel Energy, Inc.	$13,370
		231,844

	Electrical Equipment — 1.0%
117	Acuity Brands, Inc.	30,958
49	AZZ, Inc.	3,198
132	Babcock & Wilcox Enterprises, Inc. (a)	2,178
487	Eaton Corp. PLC	32,001
139	Emerson Electric Co.	7,577
104	Encore Wire Corp.	3,824
33	EnerSys	2,283
41	Hubbell, Inc.	4,418
88	Regal Beloit Corp.	5,235
		91,672

	Electronic Equipment, Instruments & Components — 2.3%
73	Anixter International, Inc. (a)	4,708
176	Arrow Electronics, Inc. (a)	11,259
269	Avnet, Inc.	11,045
214	AVX Corp.	2,951
106	Badger Meter, Inc.	3,552
16	Belden, Inc.	1,104
229	Benchmark Electronics, Inc. (a)	5,714
218	CDW Corp.	9,969
11	Coherent, Inc. (a)	1,216
355	Corning, Inc.	8,396
20	Dolby Laboratories, Inc., Class A	1,086
47	ePlus, Inc. (a)	4,437
131	Fabrinet (a)	5,841
29	FARO Technologies, Inc. (a)	1,043
141	FLIR Systems, Inc.	4,430
259	II-VI, Inc. (a)	6,301
149	Insight Enterprises, Inc. (a)	4,850
591	Jabil Circuit, Inc.	12,896
375	Keysight Technologies, Inc. (a)	11,884
8	Littelfuse, Inc.	1,030
85	Methode Electronics, Inc.	2,972
44	MTS Systems Corp.	2,025
80	National Instruments Corp.	2,272
67	Plexus Corp. (a)	3,134
48	Rogers Corp. (a)	2,932
181	Sanmina Corp. (a)	5,153
105	ScanSource, Inc. (a)	3,833
69	SYNNEX Corp.	7,874
637	TE Connectivity Ltd.	41,010
68	Tech Data Corp. (a)	5,760
90	Trimble, Inc. (a)	2,570
515	TTM Technologies, Inc. (a)	5,897
43	Universal Display Corp. (a)	2,387
471	VeriFone Systems, Inc. (a)	7,414
		208,945

	Energy Equipment & Services — 0.5%
412	Archrock, Inc.	5,389
387	Atwood Oceanics, Inc.	3,363

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
18	Core Laboratories N.V.	$2,022
159	Diamond Offshore Drilling, Inc.	2,800
83	Dril-Quip, Inc. (a)	4,626
246	FMC Technologies, Inc. (a)	7,299
66	Frank’s International N.V.	858
98	Helmerich & Payne, Inc.	6,595
589	McDermott International, Inc. (a)	2,951
365	Oceaneering International, Inc.	10,041
30	Oil States International, Inc. (a)	947
91	Patterson-UTI Energy, Inc.	2,036
		48,927

	Equity Real Estate Investment Trusts — 7.0%
101	Agree Realty Corp.	4,993
84	Alexandria Real Estate Equities, Inc.	9,137
23	American Assets Trust, Inc.	998
124	American Campus Communities, Inc.	6,308
533	American Homes 4 Rent, Class A	11,534
256	American Tower Corp.	29,013
99	Apartment Investment & Management Co., Class A	4,545
348	Apple Hospitality REIT, Inc.	6,442
353	Armada Hoffler Properties, Inc.	4,730
173	Brandywine Realty Trust	2,702
82	Brixmor Property Group, Inc.	2,279
49	Camden Property Trust	4,103
417	CBL & Associates Properties, Inc.	5,062
64	Colony Starwood Homes (b)	1,837
227	Communications Sales & Leasing, Inc.	7,130
33	CoreSite Realty Corp.	2,443
98	Corporate Office Properties Trust	2,778
187	Corrections Corp. of America	2,594
143	Crown Castle International Corp.	13,472
71	CubeSmart	1,935
35	CyrusOne, Inc.	1,665
182	DCT Industrial Trust, Inc.	8,836
120	DDR Corp.	2,092
537	DiamondRock Hospitality Co.	4,887
334	Digital Realty Trust, Inc.	32,438
307	Douglas Emmett, Inc.	11,245
246	Duke Realty Corp.	6,723
61	DuPont Fabros Technology, Inc.	2,516
42	EastGroup Properties, Inc.	3,090
21	Education Realty Trust, Inc.	906
108	EPR Properties	8,504
56	Equinix, Inc.	20,174
225	Equity Commonwealth (a)	6,800
109	Equity LifeStyle Properties, Inc.	8,413
203	Equity One, Inc.	6,214
44	Federal Realty Investment Trust	6,773
139	First Industrial Realty Trust, Inc.	3,923
489	Forest City Realty Trust, Inc., Class A	11,311
79	Franklin Street Properties Corp.	995

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
63	Gaming and Leisure Properties, Inc.	$2,107
57	GEO Group (The), Inc.	1,355
136	Getty Realty Corp.	3,254
237	Gramercy Property Trust	2,285
250	Healthcare Realty Trust, Inc.	8,515
202	Healthcare Trust of America, Inc., Class A	6,589
124	Highwoods Properties, Inc.	6,463
303	Hospitality Properties Trust	9,005
33	Hudson Pacific Properties, Inc.	1,085
274	Iron Mountain, Inc.	10,283
33	Kilroy Realty Corp.	2,289
696	Kimco Realty Corp.	20,149
35	Kite Realty Group Trust	970
66	Lamar Advertising Co., Class A	4,310
206	LaSalle Hotel Properties	4,917
384	Lexington Realty Trust	3,955
220	Liberty Property Trust	8,877
56	LTC Properties, Inc.	2,911
72	Mack-Cali Realty Corp.	1,960
717	Medical Properties Trust, Inc.	10,590
62	Mid-America Apartment Communities, Inc.	5,827
219	Monmouth Real Estate Investment Corp.	3,125
95	Monogram Residential Trust, Inc.	1,011
52	National Health Investors, Inc.	4,081
169	National Retail Properties, Inc.	8,594
182	New Senior Investment Group, Inc.	2,100
64	Omega Healthcare Investors, Inc.	2,269
185	Physicians Realty Trust	3,985
101	Piedmont Office Realty Trust, Inc., Class A	2,199
36	Post Properties, Inc.	2,381
593	Prologis, Inc.	31,749
18	PS Business Parks, Inc.	2,044
87	QTS Realty Trust, Inc., Class A	4,598
148	Ramco-Gershenson Properties Trust	2,774
315	Realty Income Corp.	21,083
78	Regency Centers Corp.	6,044
134	Retail Opportunity Investments Corp.	2,943
258	Retail Properties of America, Inc., Class A	4,334
230	Rexford Industrial Realty, Inc.	5,265
226	RLJ Lodging Trust	4,753
47	Saul Centers, Inc.	3,130
149	Select Income REIT	4,008
210	Senior Housing Properties Trust	4,769
171	Silver Bay Realty Trust Corp.	2,998
34	Simon Property Group, Inc.	7,038
684	Spirit Realty Capital, Inc.	9,118
163	STAG Industrial, Inc.	3,995
220	Summit Hotel Properties, Inc.	2,895
85	Sun Communities, Inc.	6,671

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
402	Sunstone Hotel Investors, Inc.	$5,142
163	Tanger Factory Outlet Centers, Inc.	6,350
112	Terreno Realty Corp.	3,081
17	Universal Health Realty Income Trust	1,071
130	Urban Edge Properties	3,658
117	Urstadt Biddle Properties, Inc., Class A	2,600
400	Ventas, Inc.	28,252
646	VEREIT, Inc.	6,699
87	Washington Prime Group, Inc.	1,077
31	Washington Real Estate Investment Trust	965
107	Weingarten Realty Investors	4,171
287	Welltower, Inc.	21,459
94	W.P. Carey, Inc.	6,066
289	Xenia Hotels & Resorts, Inc.	4,387
		644,168

	Food & Staples Retailing — 1.0%
83	Casey’s General Stores, Inc.	9,972
76	CVS Health Corp.	6,763
104	Ingles Markets, Inc., Class A	4,112
41	PriceSmart, Inc.	3,434
127	SpartanNash Co.	3,673
95	Sprouts Farmers Market, Inc. (a)	1,962
206	SUPERVALU, Inc. (a)	1,028
62	United Natural Foods, Inc. (a)	2,482
175	Walgreens Boots Alliance, Inc.	14,109
299	Wal-Mart Stores, Inc.	21,564
77	Weis Markets, Inc.	4,081
682	Whole Foods Market, Inc.	19,335
		92,515

	Food Products — 3.3%
679	Archer-Daniels-Midland Co.	28,633
101	B&G Foods, Inc.	4,967
615	Bunge Ltd.	36,426
72	Calavo Growers, Inc.	4,711
328	Campbell Soup Co.	17,942
152	ConAgra Foods, Inc.	7,161
260	Darling Ingredients, Inc. (a)	3,513
161	Dean Foods Co.	2,640
116	Flowers Foods, Inc.	1,754
36	Fresh Del Monte Produce, Inc.	2,156
408	General Mills, Inc.	26,063
88	Hain Celestial Group (The), Inc. (a)	3,131
321	Hershey (The) Co.	30,688
34	Ingredion, Inc.	4,524
16	J&J Snack Foods Corp.	1,906
178	Kellogg Co.	13,790
51	Lancaster Colony Corp.	6,737
205	McCormick & Co., Inc.	20,484
343	Pilgrim's Pride Corp.	7,244
94	Pinnacle Foods, Inc.	4,716
132	Post Holdings, Inc. (a)	10,186

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
56	Sanderson Farms, Inc.	$5,394
3	Seaboard Corp. (a)	10,320
50	Tootsie Roll Industries, Inc. (b)	1,842
21	TreeHouse Foods, Inc. (a)	1,831
436	Tyson Foods, Inc., Class A	32,556
232	WhiteWave Foods (The) Co. (a)	12,628
		303,943

	Gas Utilities — 0.5%
107	Atmos Energy Corp.	7,968
29	Chesapeake Utilities Corp.	1,771
170	New Jersey Resources Corp.	5,586
30	Northwest Natural Gas Co.	1,803
131	ONE Gas, Inc.	8,101
61	South Jersey Industries, Inc.	1,803
83	Southwest Gas Corp.	5,798
92	Spire, Inc.	5,864
145	UGI Corp.	6,560
62	WGL Holdings, Inc.	3,888
		49,142

	Health Care Equipment & Supplies — 4.5%
100	ABIOMED, Inc. (a)	12,858
135	Align Technology, Inc. (a)	12,656
90	Anika Therapeutics, Inc. (a)	4,307
2	Atrion Corp.	853
804	Baxter International, Inc.	38,270
214	Becton, Dickinson and Co.	38,462
1,557	Boston Scientific Corp. (a)	37,057
124	C. R. Bard, Inc.	27,811
28	Cantel Medical Corp.	2,184
53	Cardiovascular Systems, Inc. (a)	1,258
13	Cooper (The) Cos., Inc.	2,330
60	Cynosure, Inc., Class A (a)	3,056
216	Danaher Corp.	16,932
55	DexCom, Inc. (a)	4,821
365	Edwards Lifesciences Corp. (a)	44,004
43	Hill-Rom Holdings, Inc.	2,665
9	ICU Medical, Inc. (a)	1,138
118	IDEXX Laboratories, Inc. (a)	13,302
77	Inogen, Inc. (a)	4,612
24	Integra LifeSciences Holdings Corp. (a)	1,981
33	Intuitive Surgical, Inc. (a)	23,919
92	Masimo Corp. (a)	5,473
419	Medtronic PLC	36,202
98	Merit Medical Systems, Inc. (a)	2,381
34	Neogen Corp. (a)	1,902
53	Nevro Corp. (a)	5,533
49	NuVasive, Inc. (a)	3,266
134	NxStage Medical, Inc. (a)	3,349
104	ResMed, Inc.	6,738
243	Stryker Corp.	28,288
49	Teleflex, Inc.	8,235
53	Varian Medical Systems, Inc. (a)	5,275

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
93	Vascular Solutions, Inc. (a)	$4,485
115	West Pharmaceutical Services, Inc.	8,568
		414,171

	Health Care Providers & Services — 2.5%
39	Acadia Healthcare Co., Inc. (a)	1,932
108	Air Methods Corp. (a)	3,401
96	Amedisys, Inc. (a)	4,554
121	AMN Healthcare Services, Inc. (a)	3,856
113	AmSurg Corp. (a)	7,577
166	Anthem, Inc.	20,801
283	Brookdale Senior Living, Inc. (a)	4,938
92	Centene Corp. (a)	6,160
7	Chemed Corp.	987
93	Civitas Solutions, Inc. (a)	1,698
403	Community Health Systems, Inc. (a)	4,651
67	CorVel Corp. (a)	2,573
92	Ensign Group (The), Inc.	1,852
96	Express Scripts Holding Co. (a)	6,771
189	HCA Holdings, Inc. (a)	14,294
96	HealthEquity, Inc. (a)	3,634
112	HealthSouth Corp.	4,544
165	Henry Schein, Inc. (a)	26,892
430	Kindred Healthcare, Inc.	4,395
90	LHC Group, Inc. (a)	3,319
167	LifePoint Health, Inc. (a)	9,891
30	Magellan Health, Inc. (a)	1,612
90	MEDNAX, Inc. (a)	5,963
44	Molina Healthcare, Inc. (a)	2,566
60	National HealthCare Corp.	3,959
26	Owens & Minor, Inc.	903
46	Patterson Cos., Inc.	2,113
157	PharMerica Corp. (a)	4,407
43	Providence Service (The) Corp. (a)	2,091
268	Quest Diagnostics, Inc.	22,681
357	Select Medical Holdings Corp. (a)	4,820
81	Surgical Care Affiliates, Inc. (a)	3,950
54	Team Health Holdings, Inc. (a)	1,758
79	Tenet Healthcare Corp. (a)	1,790
159	Triple-S Management Corp., Class B (a)	3,487
64	U.S. Physical Therapy, Inc.	4,013
109	Universal Health Services, Inc., Class B	13,431
161	VCA, Inc. (a)	11,267
		229,531

	Health Care Technology — 0.2%
16	athenahealth, Inc. (a)	2,018
73	HealthStream, Inc. (a)	2,015
85	Omnicell, Inc. (a)	3,255
123	Press Ganey Holdings, Inc. (a)	4,969
114	Veeva Systems, Inc., Class A (a)	4,706
		16,963

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 1.8%
131	Aramark	$4,982
98	Belmond Ltd., Class A (a)	1,246
2	Biglari Holdings, Inc. (a)	872
66	BJ’s Restaurants, Inc. (a)	2,346
54	Bloomin’ Brands, Inc.	931
51	Bob Evans Farms, Inc.	1,953
57	Bojangles', Inc. (a)	910
48	Brinker International, Inc.	2,421
16	Buffalo Wild Wings, Inc. (a)	2,252
823	Carnival Corp.	40,179
40	Cheesecake Factory (The), Inc.	2,002
112	Chuy's Holdings, Inc. (a)	3,129
13	Cracker Barrel Old Country Store, Inc. (b)	1,719
69	Darden Restaurants, Inc.	4,231
104	Dave & Buster’s Entertainment, Inc. (a)	4,075
181	Denny’s Corp. (a)	1,935
66	Domino’s Pizza, Inc.	10,022
319	Eldorado Resorts, Inc. (a)	4,485
20	Hyatt Hotels Corp., Class A (a)	984
116	International Speedway Corp., Class A	3,877
212	Isle of Capri Casinos, Inc. (a)	4,723
127	Jack in the Box, Inc.	12,184
85	La Quinta Holdings, Inc. (a)	950
28	Marriott Vacations Worldwide Corp.	2,053
41	Panera Bread Co., Class A (a)	7,984
57	Papa John's International, Inc.	4,495
102	Red Robin Gourmet Burgers, Inc. (a)	4,584
211	Scientific Games Corp., Class A (a)	2,378
68	SeaWorld Entertainment, Inc.	917
113	Six Flags Entertainment Corp.	6,058
239	Texas Roadhouse, Inc.	9,328
63	Vail Resorts, Inc.	9,883
227	Wendy's (The) Co.	2,452
107	Wingstop, Inc.	3,135
31	Wyndham Worldwide Corp.	2,087
53	Zoe's Kitchen, Inc. (a)	1,176
		168,938

	Household Durables — 1.8%
238	CalAtlantic Group, Inc.	7,959
41	Cavco Industries, Inc. (a)	4,061
693	D.R. Horton, Inc.	20,929
59	Ethan Allen Interiors, Inc.	1,845
206	Garmin Ltd.	9,911
152	Harman International Industries, Inc.	12,836
19	Helen of Troy Ltd. (a)	1,637
134	Installed Building Products, Inc. (a)	4,806
55	iRobot Corp. (a)	2,419
255	KB Home	4,111
105	La-Z-Boy, Inc.	2,579
85	Leggett & Platt, Inc.	3,874
631	Lennar Corp., Class A	26,716
152	LGI Homes, Inc. (a)	5,600
120	M.D.C. Holdings, Inc.	3,096

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
129	Meritage Homes Corp. (a)	$4,476
6	NVR, Inc. (a)	9,839
448	PulteGroup, Inc.	8,978
406	Toll Brothers, Inc. (a)	12,123
80	TopBuild Corp. (a)	2,656
82	TRI Pointe Group, Inc. (a)	1,081
34	Tupperware Brands Corp.	2,223
87	Whirlpool Corp.	14,108
		167,863

	Household Products — 0.7%
45	Central Garden & Pet Co., Class A (a)	1,116
566	Church & Dwight Co., Inc.	27,123
158	Clorox (The) Co.	19,779
141	HRG Group, Inc. (a)	2,214
73	Spectrum Brands Holdings, Inc.	10,051
17	WD-40 Co.	1,911
		62,194

	Independent Power and Renewable Electricity Producers — 0.2%
350	AES (The) Corp.	4,498
444	Calpine Corp. (a)	5,612
281	Dynegy, Inc. (a)	3,482
124	NRG Yield, Inc., Class C	2,103
66	Ormat Technologies, Inc.	3,195
84	Pattern Energy Group, Inc.	1,889
		20,779

	Industrial Conglomerates — 0.2%
62	Carlisle Cos., Inc.	6,360
63	Honeywell International, Inc.	7,345
		13,705

	Insurance — 5.0%
202	Aflac, Inc.	14,518
16	Alleghany Corp. (a)	8,400
62	Allied World Assurance Co. Holdings AG	2,506
104	Allstate (The) Corp.	7,195
295	Ambac Financial Group, Inc. (a)	5,425
272	American Equity Investment Life Holding Co.	4,823
89	American Financial Group, Inc.	6,675
39	American National Insurance Co.	4,756
48	AMERISAFE, Inc.	2,821
30	Arch Capital Group Ltd. (a)	2,378
93	Argo Group International Holdings Ltd.	5,247
138	Arthur J. Gallagher & Co.	7,020
235	Aspen Insurance Holdings Ltd.	10,949
51	Assurant, Inc.	4,705
430	Assured Guaranty Ltd.	11,932
198	Axis Capital Holdings Ltd.	10,757
175	Brown & Brown, Inc.	6,599
625	CNO Financial Group, Inc.	9,544

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
134	Employers Holdings, Inc.	$3,997
130	Endurance Specialty Holdings Ltd.	8,508
60	Everest Re Group Ltd.	11,398
32	FBL Financial Group, Inc., Class A	2,047
217	First American Financial Corp.	8,524
388	FNF Group	14,321
52	Hanover Insurance Group (The), Inc.	3,922
328	Hartford Financial Services Group (The), Inc.	14,045
57	Horace Mann Educators Corp.	2,089
36	Infinity Property & Casualty Corp.	2,975
57	James River Group Holdings Ltd.	2,063
63	Kemper Corp.	2,477
563	Lincoln National Corp.	26,450
396	Maiden Holdings Ltd.	5,025
15	Markel Corp. (a)	13,932
425	Marsh & McLennan Cos., Inc.	28,581
142	MBIA, Inc. (a)	1,106
548	MetLife, Inc.	24,348
91	National General Holdings Corp.	2,024
20	National Western Life Group, Inc., Class A	4,107
21	Navigators Group (The), Inc.	2,035
453	Old Republic International Corp.	7,982
70	OneBeacon Insurance Group Ltd., Class A	1,000
17	Primerica, Inc.	902
354	Principal Financial Group, Inc.	18,235
41	ProAssurance Corp.	2,152
408	Prudential Financial, Inc.	33,313
45	Reinsurance Group of America, Inc.	4,857
74	RenaissanceRe Holdings Ltd.	8,892
63	RLI Corp.	4,307
16	Safety Insurance Group, Inc.	1,076
102	Selective Insurance Group, Inc.	4,066
71	Torchmark Corp.	4,536
244	Travelers (The) Cos., Inc.	27,950
69	United Fire Group, Inc.	2,920
52	Universal Insurance Holdings, Inc.	1,310
275	Unum Group	9,710
180	Validus Holdings Ltd.	8,968
109	W. R. Berkley Corp.	6,296
5	White Mountains Insurance Group Ltd.	4,150
		462,846

	Internet & Direct Marketing Retail — 0.7%
430	1-800-Flowers.com, Inc., Class A (a)	3,943
51	Amazon.com, Inc. (a)	42,703
20	HSN, Inc.	796
287	Liberty Interactive Corp. QVC Group, Class A (a)	5,743
191	Nutrisystem, Inc.	5,671
25	Wayfair, Inc., Class A (a) (b)	984
		59,840

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 1.0%
66	2U, Inc. (a)	$2,527
39	Akamai Technologies, Inc. (a)	2,067
25	Benefitfocus, Inc. (a)	998
31	Cimpress N.V. (a)	3,137
76	Cornerstone OnDemand, Inc. (a)	3,492
30	CoStar Group, Inc. (a)	6,496
29	Envestnet, Inc. (a)	1,057
64	Facebook, Inc., Class A (a)	8,209
408	Five9, Inc. (a)	6,397
31	GoDaddy, Inc., Class A (a)	1,070
125	GrubHub, Inc. (a)	5,374
157	GTT Communications, Inc. (a)	3,694
39	IAC/InterActiveCorp	2,436
35	j2 Global, Inc.	2,331
31	LogMeIn, Inc.	2,802
240	MINDBODY, Inc., Class A (a)	4,718
133	NIC, Inc.	3,126
156	Pandora Media, Inc. (a)	2,235
69	Q2 Holdings, Inc. (a)	1,978
523	Rackspace Hosting, Inc. (a)	16,574
16	SPS Commerce, Inc. (a)	1,175
124	TrueCar, Inc. (a)	1,171
50	VeriSign, Inc. (a)	3,912
33	WebMD Health Corp. (a)	1,640
64	Yelp, Inc. (a)	2,669
		91,285

	IT Services — 2.7%
64	Accenture PLC, Class A	7,819
158	Automatic Data Processing, Inc.	13,936
147	Booz Allen Hamilton Holding Corp.	4,647
167	Broadridge Financial Solutions, Inc.	11,321
43	CACI International, Inc., Class A (a)	4,339
97	Cardtronics PLC, Class A (a)	4,326
88	Computer Sciences Corp.	4,594
227	CoreLogic, Inc. (a)	8,903
24	CSG Systems International, Inc.	992
75	DST Systems, Inc.	8,844
32	Euronet Worldwide, Inc. (a)	2,619
74	ExlService Holdings, Inc. (a)	3,688
268	Fiserv, Inc. (a)	26,658
67	Gartner, Inc. (a)	5,926
244	Genpact Ltd. (a)	5,844
122	Global Payments, Inc.	9,365
96	International Business Machines Corp.	15,250
50	Jack Henry & Associates, Inc.	4,277
186	Leidos Holdings, Inc.	8,050
77	ManTech International Corp., Class A	2,902
79	MAXIMUS, Inc.	4,468
206	NeuStar, Inc., Class A (a)	5,477
367	Paychex, Inc.	21,238
96	Perficient, Inc. (a)	1,934
81	Sabre Corp.	2,283
33	Sykes Enterprises, Inc. (a)	928
107	TeleTech Holdings, Inc.	3,102

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
164	Total System Services, Inc.	$7,733
193	Vantiv, Inc., Class A (a)	10,860
379	Western Union (The) Co.	7,891
2,300	Xerox Corp.	23,299
		243,513

	Leisure Products — 0.5%
48	Brunswick Corp.	2,341
260	Hasbro, Inc.	20,626
54	Nautilus, Inc. (a)	1,227
107	Polaris Industries, Inc. (b)	8,286
178	Smith & Wesson Holding Corp. (a)	4,733
15	Sturm Ruger & Co., Inc.	866
137	Vista Outdoor, Inc. (a)	5,461
		43,540

	Life Sciences Tools & Services — 0.5%
31	Bio-Rad Laboratories, Inc., Class A (a)	5,078
97	Bio-Techne Corp.	10,621
56	Cambrex Corp. (a)	2,490
79	Charles River Laboratories International, Inc. (a)	6,584
6	Mettler-Toledo International, Inc. (a)	2,519
362	NeoGenomics, Inc. (a)	2,976
35	PAREXEL International Corp. (a)	2,431
42	PerkinElmer, Inc.	2,356
105	PRA Health Sciences, Inc. (a)	5,933
33	Quintiles IMS Holdings, Inc. (a)	2,675
227	VWR Corp. (a)	6,438
		50,101

	Machinery — 2.9%
232	AGCO Corp.	11,442
59	Alamo Group, Inc.	3,888
73	Albany International Corp., Class A	3,094
77	Allison Transmission Holdings, Inc.	2,208
72	Altra Industrial Motion Corp.	2,086
123	American Railcar Industries, Inc.	5,101
17	Astec Industries, Inc.	1,018
146	Barnes Group, Inc.	5,920
183	Briggs & Stratton Corp.	3,413
32	CLARCOR, Inc.	2,080
247	Colfax Corp. (a)	7,763
154	Crane Co.	9,704
259	Cummins, Inc.	33,191
64	Donaldson Co., Inc.	2,389
189	Douglas Dynamics, Inc.	6,037
210	Dover Corp.	15,464
49	ESCO Technologies, Inc.	2,275
97	Flowserve Corp.	4,679
59	Franklin Electric Co., Inc.	2,402
178	Global Brass & Copper Holdings, Inc.	5,142
55	Graco, Inc.	4,070

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
167	Greenbrier (The) Cos., Inc. (b)	$5,895
65	Hyster-Yale Materials Handling, Inc.	3,909
27	IDEX Corp.	2,526
341	ITT, Inc.	12,221
79	John Bean Technologies Corp.	5,573
56	Kadant, Inc.	2,918
44	Kennametal, Inc.	1,277
101	Lydall, Inc. (a)	5,164
57	Middleby (The) Corp. (a)	7,046
91	Mueller Industries, Inc.	2,950
340	Mueller Water Products, Inc., Class A	4,267
26	Nordson Corp.	2,590
61	Oshkosh Corp.	3,416
67	Parker-Hannifin Corp.	8,411
27	RBC Bearings, Inc. (a)	2,065
49	Rexnord Corp. (a)	1,049
149	SPX FLOW, Inc. (a)	4,607
12	Standex International Corp.	1,114
65	Stanley Black & Decker, Inc.	7,994
33	Sun Hydraulics Corp.	1,065
127	Timken (The) Co.	4,463
198	Toro (The) Co.	9,274
588	Trinity Industries, Inc.	14,218
382	Wabash National Corp. (a)	5,440
24	WABCO Holdings, Inc. (a)	2,725
93	Wabtec Corp.	7,593
76	Woodward, Inc.	4,749
49	Xylem, Inc.	2,570
		270,455

	Marine — 0.1%
175	Kirby Corp. (a)	10,878

	Media — 2.0%
105	AMC Entertainment Holdings, Inc., Class A	3,265
2	Cable One, Inc.	1,168
32	Charter Communications, Inc., Class A (a)	8,639
180	Cinemark Holdings, Inc.	6,890
223	Comcast Corp., Class A	14,794
1,442	Discovery Communications, Inc., Class A (a)	38,819
351	Gannett Co., Inc.	4,086
56	John Wiley & Sons, Inc., Class A	2,890
73	Liberty Broadband Corp., Class C (a)	5,218
186	Live Nation Entertainment, Inc. (a)	5,111
75	Meredith Corp.	3,899
268	New Media Investment Group, Inc.	4,154
80	New York Times (The) Co., Class A	956
192	News Corp., Class A	2,684
20	Nexstar Broadcasting Group, Inc., Class A	1,154
132	Regal Entertainment Group, Class A	2,871
122	Scholastic Corp.	4,802

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
175	Scripps Networks Interactive, Inc., Class A	$11,111
32	Sinclair Broadcast Group, Inc., Class A	924
377	TEGNA, Inc.	8,241
297	Time Warner, Inc.	23,644
702	Viacom, Inc., Class B	26,746
105	World Wrestling Entertainment, Inc., Class A	2,237
		184,303

	Metals & Mining — 0.3%
1,041	AK Steel Holding Corp. (a)	5,028
855	Cliffs Natural Resources, Inc. (a)	5,002
115	Commercial Metals Co.	1,862
32	Kaiser Aluminum Corp.	2,768
142	Reliance Steel & Aluminum Co.	10,228
69	Worthington Industries, Inc.	3,314
		28,202

	Mortgage Real Estate Investment Trusts — 0.5%
35	Blackstone Mortgage Trust, Inc., Class A	1,031
300	Capstead Mortgage Corp.	2,829
247	Chimera Investment Corp.	3,940
667	MFA Financial, Inc.	4,989
631	New Residential Investment Corp.	8,714
477	New York Mortgage Trust, Inc.	2,871
239	PennyMac Mortgage Investment Trust	3,724
281	Redwood Trust, Inc.	3,979
105	Starwood Property Trust, Inc.	2,364
1,020	Two Harbors Investment Corp.	8,701
		43,142

	Multiline Retail — 1.6%
58	Big Lots, Inc.	2,769
80	Dillard’s, Inc., Class A	5,041
386	Dollar Tree, Inc. (a)	30,467
959	Kohl’s Corp.	41,956
866	Macy’s, Inc.	32,085
191	Nordstrom, Inc. (b)	9,909
417	Target Corp.	28,640
		150,867

	Multi-Utilities — 1.8%
407	Ameren Corp.	20,016
87	Avista Corp.	3,636
635	CMS Energy Corp.	26,676
181	Consolidated Edison, Inc.	13,629
73	DTE Energy Co.	6,838
165	NiSource, Inc.	3,978
104	NorthWestern Corp.	5,983
624	Public Service Enterprise Group, Inc.	26,127
288	SCANA Corp.	20,843
64	Sempra Energy	6,860

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
45	Unitil Corp.	$1,758
124	Vectren Corp.	6,225
446	WEC Energy Group, Inc.	26,706
		169,275

	Oil, Gas & Consumable Fuels — 3.0%
84	Antero Resources Corp. (a)	2,264
173	Callon Petroleum Co. (a)	2,716
139	Chevron Corp.	14,306
167	ConocoPhillips	7,259
704	CVR Energy, Inc.	9,694
294	Delek US Holdings, Inc.	5,083
48	Diamondback Energy, Inc. (a)	4,634
78	Exxon Mobil Corp.	6,808
98	Green Plains, Inc.	2,568
459	HollyFrontier Corp.	11,245
582	Marathon Oil Corp.	9,201
958	Marathon Petroleum Corp.	38,885
415	Oasis Petroleum, Inc. (a)	4,760
323	Parsley Energy, Inc., Class A (a)	10,824
458	Phillips 66	36,892
220	Rice Energy, Inc. (a)	5,744
56	RSP Permian, Inc. (a)	2,172
72	SM Energy Co.	2,778
69	Targa Resources Corp.	3,389
486	Tesoro Corp.	38,666
713	Valero Energy Corp.	37,789
529	Western Refining, Inc.	13,997
138	World Fuel Services Corp.	6,384
		278,058

	Paper & Forest Products — 0.3%
169	Boise Cascade Co. (a)	4,292
45	Clearwater Paper Corp. (a)	2,910
373	KapStone Paper and Packaging Corp.	7,057
13	Neenah Paper, Inc.	1,027
248	P.H. Glatfelter Co.	5,377
110	Schweitzer-Mauduit International, Inc.	4,242
		24,905

	Personal Products — 0.0%
37	Herbalife Ltd. (a)	2,294
21	Nu Skin Enterprises, Inc., Class A	1,360
		3,654

	Pharmaceuticals — 0.5%
77	Akorn, Inc. (a)	2,099
52	ANI Pharmaceuticals, Inc. (a)	3,450
99	Bristol-Myers Squibb Co.	5,338
355	Corcept Therapeutics, Inc. (a)	2,307
148	Depomed, Inc. (a)	3,699
15	Jazz Pharmaceuticals PLC (a)	1,822
120	Johnson & Johnson	14,176
35	Prestige Brands Holdings, Inc. (a)	1,689
371	SciClone Pharmaceuticals, Inc. (a)	3,803

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
190	Supernus Pharmaceuticals, Inc. (a)	$4,699
171	Theravance Biopharma Inc. (a)	6,197
		49,279

	Professional Services — 1.1%
54	Dun & Bradstreet (The) Corp.	7,378
227	Equifax, Inc.	30,550
50	Exponent, Inc.	2,553
48	FTI Consulting, Inc. (a)	2,139
48	Huron Consulting Group, Inc. (a)	2,868
95	ICF International, Inc. (a)	4,210
256	Kelly Services, Inc., Class A	4,920
170	ManpowerGroup, Inc.	12,284
122	Mistras Group, Inc. (a)	2,863
300	Navigant Consulting, Inc. (a)	6,066
26	On Assignment, Inc. (a)	944
229	Robert Half International, Inc.	8,670
196	TransUnion (a)	6,762
81	WageWorks, Inc. (a)	4,934
		97,141

	Real Estate Management & Development — 0.2%
19	Howard Hughes (The) Corp. (a)	2,176
112	Jones Lang LaSalle, Inc.	12,744
24	RE/MAX Holdings, Inc., Class A	1,051
226	Realogy Holdings Corp.	5,844
		21,815

	Road & Rail — 2.0%
12	AMERCO	3,891
30	Avis Budget Group, Inc. (a)	1,026
1,116	CSX Corp.	34,038
185	Genesee & Wyoming, Inc., Class A (a)	12,756
223	Heartland Express, Inc.	4,210
591	Hertz Global Holdings, Inc. (a)	23,735
54	J.B. Hunt Transport Services, Inc.	4,382
73	Kansas City Southern	6,812
109	Knight Transportation, Inc.	3,127
14	Landstar System, Inc.	953
245	Marten Transport Ltd.	5,145
256	Norfolk Southern Corp.	24,847
145	Old Dominion Freight Line, Inc. (a)	9,949
178	Ryder System, Inc.	11,739
193	Saia, Inc. (a)	5,782
252	Swift Transportation Co. (a)	5,410
167	Union Pacific Corp.	16,288
211	Werner Enterprises, Inc.	4,910
		179,000

	Semiconductors & Semiconductor Equipment — 3.4%
944	Advanced Micro Devices, Inc. (a)	6,523
675	Amkor Technology, Inc. (a)	6,561
1,518	Applied Materials, Inc.	45,768

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
46	Cabot Microelectronics Corp.	$2,434
75	Cirrus Logic, Inc. (a)	3,986
155	Diodes, Inc. (a)	3,308
134	Entegris, Inc. (a)	2,334
225	First Solar, Inc. (a)	8,885
91	Inphi Corp. (a)	3,959
108	Integrated Device Technology, Inc. (a)	2,495
1,109	Intel Corp.	41,865
215	Intersil Corp., Class A	4,715
458	Marvell Technology Group Ltd.	6,078
216	MaxLinear, Inc., Class A (a)	4,378
2,644	Micron Technology, Inc. (a)	47,010
68	MKS Instruments, Inc.	3,382
28	Monolithic Power Systems, Inc.	2,254
774	NVIDIA Corp.	53,034
990	ON Semiconductor Corp. (a)	12,197
118	Qorvo, Inc. (a)	6,577
407	QUALCOMM, Inc.	27,879
554	Teradyne, Inc.	11,955
116	Texas Instruments, Inc.	8,141
		315,718

	Software — 2.3%
332	8x8, Inc. (a)	5,123
367	Activision Blizzard, Inc.	16,258
108	Aspen Technology, Inc. (a)	5,053
96	Blackbaud, Inc.	6,369
665	CA, Inc.	21,998
269	Cadence Design Systems, Inc. (a)	6,868
194	Callidus Software, Inc. (a)	3,560
118	CDK Global, Inc.	6,769
101	Ebix, Inc. (b)	5,742
96	Electronic Arts, Inc. (a)	8,199
42	Ellie Mae, Inc. (a)	4,423
58	Fair Isaac Corp.	7,226
130	Gigamon, Inc. (a)	7,124
71	Guidewire Software, Inc. (a)	4,259
52	Infoblox, Inc. (a)	1,371
130	Intuit, Inc.	14,301
68	Manhattan Associates, Inc. (a)	3,918
91	Mentor Graphics Corp.	2,406
90	Paycom Software, Inc. (a)	4,512
90	Paylocity Holding Corp. (a)	4,001
72	Pegasystems, Inc.	2,123
15	Proofpoint, Inc. (a)	1,123
58	PTC, Inc. (a)	2,570
87	RealPage, Inc. (a)	2,236
98	RingCentral, Inc., Class A (a)	2,319
92	salesforce.com, Inc. (a)	6,562
40	Splunk, Inc. (a)	2,347
161	Synopsys, Inc. (a)	9,555
288	Take-Two Interactive Software, Inc. (a)	12,983
62	TiVo Corp. (a)	1,208
39	Tyler Technologies, Inc. (a)	6,678

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
42	Ultimate Software Group (The), Inc. (a)	$8,584
162	Varonis Systems, Inc. (a)	4,876
38	VMware, Inc., Class A (a)	2,787
29	Workday, Inc., Class A (a)	2,659
110	Zendesk, Inc. (a)	3,378
		211,468

	Specialty Retail — 4.7%
222	Aaron’s, Inc.	5,643
272	Abercrombie & Fitch Co., Class A	4,322
685	American Eagle Outfitters, Inc.	12,234
55	Asbury Automotive Group, Inc. (a)	3,062
186	AutoNation, Inc. (a)	9,060
18	AutoZone, Inc. (a)	13,830
171	Barnes & Noble, Inc.	1,932
253	Bed Bath & Beyond, Inc.	10,907
1,189	Best Buy Co., Inc.	45,396
187	Buckle (The), Inc. (b)	4,494
164	Burlington Stores, Inc. (a)	13,287
131	Cabela’s, Inc. (a)	7,196
103	Cato (The) Corp., Class A	3,388
36	Children's Place (The), Inc.	2,875
152	CST Brands, Inc.	7,310
194	Dick’s Sporting Goods, Inc.	11,004
229	DSW, Inc., Class A	4,690
334	Express, Inc. (a)	3,938
96	Finish Line (The), Inc., Class A	2,216
105	Five Below, Inc. (a)	4,231
411	GameStop Corp., Class A	11,340
1,714	Gap (The), Inc.	38,119
75	Genesco, Inc. (a)	4,085
120	GNC Holdings, Inc., Class A	2,450
79	Group 1 Automotive, Inc.	5,047
258	Guess?, Inc.	3,769
139	Hibbett Sports, Inc. (a)	5,546
368	Lowe’s Cos., Inc.	26,573
307	Michaels (The) Cos., Inc. (a)	7,420
118	Murphy USA, Inc. (a)	8,421
27	O’Reilly Automotive, Inc. (a)	7,563
347	Penske Automotive Group, Inc.	16,719
128	Ross Stores, Inc.	8,230
74	Sally Beauty Holdings, Inc. (a)	1,900
45	Select Comfort Corp. (a)	972
283	Sonic Automotive, Inc., Class A	5,320
1,266	Staples, Inc.	10,824
144	Tiffany & Co.	10,459
244	Tile Shop Holdings, Inc. (a)	4,038
188	TJX (The) Cos., Inc.	14,059
80	Tractor Supply Co.	5,388
149	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	35,459
397	Urban Outfitters, Inc. (a)	13,704
159	Vitamin Shoppe, Inc. (a)	4,269

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
167	Williams-Sonoma, Inc.	$8,530
		431,219

	Technology Hardware, Storage & Peripherals — 1.6%
381	Apple, Inc.	43,072
195	Diebold, Inc.	4,834
1,991	Hewlett Packard Enterprise Co.	45,295
178	NetApp, Inc.	6,376
90	Seagate Technology PLC	3,469
156	Super Micro Computer, Inc. (a)	3,646
616	Western Digital Corp.	36,018
		142,710

	Textiles, Apparel & Luxury Goods — 0.5%
61	Carter’s, Inc.	5,289
76	Columbia Sportswear Co.	4,312
67	Deckers Outdoor Corp. (a)	3,990
170	Fossil Group, Inc. (a)	4,721
116	PVH Corp.	12,818
97	Ralph Lauren Corp.	9,811
147	Skechers U.S.A., Inc., Class A (a)	3,366
57	Steven Madden Ltd. (a)	1,970
95	Wolverine World Wide, Inc.	2,188
		48,465

	Thrifts & Mortgage Finance — 0.3%
70	Capitol Federal Financial, Inc.	985
196	EverBank Financial Corp.	3,794
159	Flagstar Bancorp, Inc. (a)	4,412
11	LendingTree, Inc. (a)	1,066
66	Meridian Bancorp, Inc.	1,028
815	MGIC Investment Corp. (a)	6,520
99	Provident Financial Services, Inc.	2,102
465	Radian Group, Inc.	6,301
151	TrustCo Bank Corp. NY	1,070
75	United Financial Bancorp, Inc.	1,038
120	Washington Federal, Inc.	3,202
		31,518

	Tobacco — 0.4%
317	Altria Group, Inc.	20,044
270	Reynolds American, Inc.	12,730
84	Universal Corp.	4,890
101	Vector Group Ltd.	2,175
		39,839

	Trading Companies & Distributors — 0.7%
107	Beacon Roofing Supply, Inc. (a)	4,501
110	GATX Corp.	4,900
102	H&E Equipment Services, Inc.	1,710
125	HD Supply Holdings, Inc. (a)	3,998
68	Kaman Corp.	2,987

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
93	MSC Industrial Direct Co., Inc., Class A	$6,827
225	Rush Enterprises, Inc., Class A (a)	5,508
65	United Rentals, Inc. (a)	5,102
103	Veritiv Corp. (a)	5,168
32	W.W. Grainger, Inc.	7,195
62	Watsco, Inc.	8,736
94	WESCO International, Inc. (a)	5,780
		62,412

	Water Utilities — 0.6%
22	American States Water Co.	881
430	American Water Works Co., Inc.	32,181
245	Aqua America, Inc.	7,468
69	Connecticut Water Service, Inc.	3,431
112	Middlesex Water Co.	3,947
74	SJW Corp.	3,232
		51,140

	Wireless Telecommunication Services — 0.9%
124	Shenandoah Telecommunications Co.	3,374
4,818	Sprint Corp. (a)	31,943
164	Telephone and Data Systems, Inc.	4,458
841	T-Mobile US, Inc. (a)	39,292
124	United States Cellular Corp. (a)	4,506
		83,573

	Total Common Stocks — 99.9%	9,184,477
	(Cost $8,499,781)

	Money Market Funds — 0.5%
10,195	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.20% (c) (d)	10,195
31,217	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.22% (c)	31,217
	Total Money Market Funds — 0.5%	41,412
	(Cost $41,412)

Principal Value	Description	Value

	Repurchase Agreements — 0.4%
$8,381	JPMorgan Chase & Co., 0.35% (c), dated 09/30/16, due 10/03/16, with a maturity value of $8,381. Collateralized by U.S. Treasury Notes, interest rate of 1.625%, due 07/31/20 to 11/30/20. The value of the collateral including accrued interest is $8,575. (d)	8,381

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$28,620	RBC Capital Markets LLC, 0.40% (c), dated 09/30/16, due 10/03/16, with a maturity value of $28,621. Collateralized by U.S. Treasury Bond, interest rate of 8.000%, due 11/15/21 and U.S. Treasury Note, interest rate of 1.500%, due 05/31/20. The value of the collateral including accrued interest is $29,592. (d)	$28,620
	Total Repurchase Agreements 0.4%	37,001
	(Cost $37,001)

	Total Investments — 100.8%	9,262,890
	(Cost $8,578,194) (e)
	Net Other Assets and Liabilities — (0.8)%	(71,472)
	Net Assets — 100.0%	$9,191,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $47,006 and the total value of the collateral held by the Fund is $ 47,196.
(c)	Interest rate shown reflects yield as of September 30, 2016.
(d)	This security serves as collateral for securities on loan.
(e)

Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $895,556 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $210,860.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$9,184,477	$—	$—
Money Market Funds	41,412	—	—
Repurchase Agreements	—	37,001	—
Total Investments	$9,225,889	$37,001	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 2.1%
109	Boeing (The) Co.	$14,360
54	General Dynamics Corp.	8,379
15	L-3 Communications Holdings, Inc.	2,261
48	Lockheed Martin Corp.	11,507
34	Northrop Grumman Corp.	7,274
56	Raytheon Co.	7,623
24	Rockwell Collins, Inc.	2,024
51	Textron, Inc.	2,027
9	TransDigm Group, Inc. (a)	2,602
147	United Technologies Corp.	14,935

		72,992

	Air Freight & Logistics — 0.7%
27	C.H. Robinson Worldwide, Inc.	1,902
34	Expeditors International of Washington, Inc.	1,752
46	FedEx Corp.	8,035
130	United Parcel Service, Inc., Class B	14,217

		25,906

	Airlines — 0.5%
23	Alaska Air Group, Inc.	1,515
100	American Airlines Group, Inc.	3,661
141	Delta Air Lines, Inc.	5,549
117	Southwest Airlines Co.	4,550
55	United Continental Holdings, Inc. (a)	2,886

		18,161

	Auto Components — 0.4%
38	BorgWarner, Inc.	1,337
51	Delphi Automotive PLC	3,637
49	Goodyear Tire & Rubber (The) Co.	1,583
178	Johnson Controls International PLC	8,282

		14,839

	Automobiles — 0.5%
736	Ford Motor Co.	8,884
268	General Motors Co.	8,514
34	Harley-Davidson, Inc.	1,788

		19,186

	Banks — 5.4%
1,924	Bank of America Corp.	30,111
154	BB&T Corp.	5,809
548	Citigroup, Inc.	25,882
98	Citizens Financial Group, Inc.	2,422
33	Comerica, Inc.	1,561
144	Fifth Third Bancorp	2,946
205	Huntington Bancshares, Inc.	2,021
681	JPMorgan Chase & Co.	45,348
204	KeyCorp	2,483
30	M&T Bank Corp.	3,483
59	People’s United Financial, Inc.	933

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
93	PNC Financial Services Group (The), Inc.	$8,378
237	Regions Financial Corp.	2,339
95	SunTrust Banks, Inc.	4,161
303	U.S. Bancorp	12,996
856	Wells Fargo & Co.	37,904
39	Zions Bancorporation	1,210

		189,987

	Beverages — 2.2%
34	Brown-Forman Corp., Class B	1,613
732	Coca-Cola (The) Co.	30,978
33	Constellation Brands, Inc., Class A	5,494
35	Dr Pepper Snapple Group, Inc.	3,196
35	Molson Coors Brewing Co., Class B	3,843
25	Monster Beverage Corp. (a)	3,670
271	PepsiCo, Inc.	29,477

		78,271

	Biotechnology — 3.0%
307	AbbVie, Inc.	19,363
42	Alexion Pharmaceuticals, Inc. (a)	5,147
141	Amgen, Inc.	23,520
41	Biogen, Inc. (a)	12,834
146	Celgene Corp. (a)	15,261
249	Gilead Sciences, Inc.	19,701
14	Regeneron Pharmaceuticals, Inc. (a)	5,628
47	Vertex Pharmaceuticals, Inc. (a)	4,099

		105,553

	Building Products — 0.1%
18	Allegion PLC	1,240
29	Fortune Brands Home & Security, Inc.	1,685
62	Masco Corp.	2,127

		5,052

	Capital Markets — 2.5%
10	Affiliated Managers Group, Inc. (a)	1,447
30	Ameriprise Financial, Inc.	2,993
201	Bank of New York Mellon (The) Corp.	8,016
23	BlackRock, Inc.	8,337
227	Charles Schwab (The) Corp.	7,166
64	CME Group, Inc.	6,689
52	E*TRADE Financial Corp. (a)	1,514
66	Franklin Resources, Inc.	2,348
71	Goldman Sachs Group (The), Inc.	11,450
22	Intercontinental Exchange, Inc.	5,926
77	Invesco Ltd.	2,408
17	Legg Mason, Inc.	569
32	Moody’s Corp.	3,465
278	Morgan Stanley	8,913
22	Nasdaq, Inc.	1,486
40	Northern Trust Corp.	2,720
50	S&P Global, Inc.	6,328

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
69	State Street Corp.	$4,804
47	T. Rowe Price Group, Inc.	3,125

		89,704

	Chemicals — 2.1%
41	Air Products and Chemicals, Inc.	6,164
21	Albemarle Corp.	1,795
44	CF Industries Holdings, Inc.	1,072
212	Dow Chemical (The) Co.	10,988
165	E.I. du Pont de Nemours and Co.	11,050
28	Eastman Chemical Co.	1,895
49	Ecolab, Inc.	5,964
25	FMC Corp.	1,209
15	International Flavors & Fragrances, Inc.	2,145
64	LyondellBasell Industries N.V., Class A	5,162
82	Monsanto Co.	8,380
66	Mosaic (The) Co.	1,614
50	PPG Industries, Inc.	5,168
54	Praxair, Inc.	6,525
15	Sherwin-Williams (The) Co.	4,150

		73,281

	Commercial Services & Supplies — 0.3%
16	Cintas Corp.	1,802
35	Pitney Bowes, Inc.	636
44	Republic Services, Inc.	2,220
16	Stericycle, Inc. (a)	1,282
77	Waste Management, Inc.	4,909

		10,849

	Communications Equipment — 1.1%
948	Cisco Systems, Inc.	30,070
12	F5 Networks, Inc. (a)	1,496
23	Harris Corp.	2,107
72	Juniper Networks, Inc.	1,732
31	Motorola Solutions, Inc.	2,365

		37,770

	Construction & Engineering — 0.1%
26	Fluor Corp.	1,334
23	Jacobs Engineering Group, Inc. (a)	1,190
28	Quanta Services, Inc. (a)	784

		3,308

	Construction Materials — 0.1%
12	Martin Marietta Materials, Inc.	2,150
25	Vulcan Materials Co.	2,843

		4,993

	Consumer Finance — 0.7%
146	American Express Co.	9,350
95	Capital One Financial Corp.	6,824
76	Discover Financial Services	4,298
60	Navient Corp.	868

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
149	Synchrony Financial	$4,172

		25,512

	Containers & Packaging — 0.4%
17	Avery Dennison Corp.	1,322
33	Ball Corp.	2,704
78	International Paper Co.	3,743
31	Owens-Illinois, Inc. (a)	570
37	Sealed Air Corp.	1,695
47	WestRock Co.	2,279

		12,313

	Distributors — 0.1%
28	Genuine Parts Co.	2,812
58	LKQ Corp. (a)	2,057

		4,869

	Diversified Consumer Services — 0.0%
41	H&R Block, Inc.	949

	Diversified Financial Services — 1.5%
358	Berkshire Hathaway, Inc., Class B (a)	51,720
61	Leucadia National Corp.	1,162

		52,882

	Diversified Telecommunication Services — 2.6%
1,160	AT&T, Inc.	47,108
103	CenturyLink, Inc.	2,825
221	Frontier Communications Corp.	919
55	Level 3 Communications, Inc. (a)	2,551
769	Verizon Communications, Inc.	39,973

		93,376

	Electric Utilities — 2.1%
43	Alliant Energy Corp.	1,647
93	American Electric Power Co., Inc.	5,972
130	Duke Energy Corp.	10,405
61	Edison International	4,407
34	Entergy Corp.	2,609
60	Eversource Energy	3,251
174	Exelon Corp.	5,793
80	FirstEnergy Corp.	2,646
88	NextEra Energy, Inc.	10,764
94	PG&E Corp.	5,750
21	Pinnacle West Capital Corp.	1,596
128	PPL Corp.	4,425
185	Southern (The) Co.	9,491
96	Xcel Energy, Inc.	3,949

		72,705

	Electrical Equipment — 0.5%
8	Acuity Brands, Inc.	2,117
44	AMETEK, Inc.	2,102
86	Eaton Corp. PLC	5,651
121	Emerson Electric Co.	6,596

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
24	Rockwell Automation, Inc.	$2,936

		19,402

	Electronic Equipment, Instruments & Components — 0.4%
58	Amphenol Corp., Class A	3,765
195	Corning, Inc.	4,612
26	FLIR Systems, Inc.	817
67	TE Connectivity Ltd.	4,313

		13,507

	Energy Equipment & Services — 1.1%
81	Baker Hughes, Inc.	4,088
43	FMC Technologies, Inc. (a)	1,276
162	Halliburton Co.	7,271
20	Helmerich & Payne, Inc.	1,346
71	National Oilwell Varco, Inc.	2,608
262	Schlumberger Ltd.	20,604
65	Transocean Ltd. (a)	693

		37,886

	Equity Real Estate Investment Trusts — 3.0%
80	American Tower Corp.	9,066
30	Apartment Investment & Management Co., Class A	1,377
26	AvalonBay Communities, Inc.	4,624
29	Boston Properties, Inc.	3,952
64	Crown Castle International Corp.	6,029
28	Digital Realty Trust, Inc.	2,719
13	Equinix, Inc.	4,683
69	Equity Residential	4,439
12	Essex Property Trust, Inc.	2,672
24	Extra Space Storage, Inc.	1,906
13	Federal Realty Investment Trust	2,001
110	General Growth Properties, Inc.	3,036
88	HCP, Inc.	3,340
140	Host Hotels & Resorts, Inc.	2,180
46	Iron Mountain, Inc.	1,726
79	Kimco Realty Corp.	2,287
23	Macerich (The) Co.	1,860
99	Prologis, Inc.	5,300
28	Public Storage	6,248
49	Realty Income Corp.	3,280
59	Simon Property Group, Inc.	12,214
19	SL Green Realty Corp.	2,054
50	UDR, Inc.	1,799
66	Ventas, Inc.	4,662
32	Vornado Realty Trust	3,239
67	Welltower, Inc.	5,010
141	Weyerhaeuser Co.	4,504

		106,207

	Food & Staples Retailing — 2.1%
83	Costco Wholesale Corp.	12,658

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
201	CVS Health Corp.	$17,887
179	Kroger (The) Co.	5,313
96	Sysco Corp.	4,705
161	Walgreens Boots Alliance, Inc.	12,980
286	Wal-Mart Stores, Inc.	20,626
60	Whole Foods Market, Inc.	1,701

		75,870

	Food Products — 1.7%
110	Archer-Daniels-Midland Co.	4,639
37	Campbell Soup Co.	2,024
79	ConAgra Foods, Inc.	3,722
113	General Mills, Inc.	7,218
26	Hershey (The) Co.	2,486
51	Hormel Foods Corp.	1,934
22	J.M. Smucker (The) Co.	2,982
48	Kellogg Co.	3,719
112	Kraft Heinz (The) Co.	10,025
22	McCormick & Co., Inc.	2,198
35	Mead Johnson Nutrition Co.	2,765
293	Mondelez International, Inc., Class A	12,863
56	Tyson Foods, Inc., Class A	4,181

		60,756

	Health Care Equipment & Supplies — 2.8%
277	Abbott Laboratories	11,714
92	Baxter International, Inc.	4,379
40	Becton, Dickinson and Co.	7,189
257	Boston Scientific Corp. (a)	6,117
14	C. R. Bard, Inc.	3,140
9	Cooper (The) Cos., Inc.	1,613
115	Danaher Corp.	9,015
44	DENTSPLY SIRONA, Inc.	2,615
40	Edwards Lifesciences Corp. (a)	4,823
52	Hologic, Inc. (a)	2,019
7	Intuitive Surgical, Inc. (a)	5,074
261	Medtronic PLC	22,550
54	St. Jude Medical, Inc.	4,307
59	Stryker Corp.	6,868
18	Varian Medical Systems, Inc. (a)	1,792
38	Zimmer Biomet Holdings, Inc.	4,941

		98,156

	Health Care Providers & Services — 2.6%
66	Aetna, Inc.	7,620
34	AmerisourceBergen Corp.	2,747
50	Anthem, Inc.	6,265
60	Cardinal Health, Inc.	4,662
32	Centene Corp. (a)	2,143
48	Cigna Corp.	6,255
31	DaVita, Inc. (a)	2,048
119	Express Scripts Holding Co. (a)	8,393
56	HCA Holdings, Inc. (a)	4,235

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
15	Henry Schein, Inc. (a)	$2,445
28	Humana, Inc.	4,953
19	Laboratory Corp. of America Holdings (a)	2,612
43	McKesson Corp.	7,170
16	Patterson Cos., Inc.	735
26	Quest Diagnostics, Inc.	2,200
180	UnitedHealth Group, Inc.	25,200
17	Universal Health Services, Inc., Class B	2,095

		91,778

	Health Care Technology — 0.1%
57	Cerner Corp. (a)	3,520

	Hotels, Restaurants & Leisure — 1.6%
82	Carnival Corp.	4,003
5	Chipotle Mexican Grill, Inc. (a)	2,117
24	Darden Restaurants, Inc.	1,472
60	Marriott International, Inc., Class A	4,040
161	McDonald’s Corp.	18,573
32	Royal Caribbean Cruises Ltd.	2,398
277	Starbucks Corp.	14,997
21	Wyndham Worldwide Corp.	1,414
15	Wynn Resorts Ltd.	1,461
70	Yum! Brands, Inc.	6,357

		56,832

	Household Durables — 0.5%
64	D.R. Horton, Inc.	1,933
22	Garmin Ltd.	1,058
13	Harman International Industries, Inc.	1,098
25	Leggett & Platt, Inc.	1,140
35	Lennar Corp., Class A	1,482
12	Mohawk Industries, Inc. (a)	2,404
91	Newell Brands, Inc.	4,792
58	PulteGroup, Inc.	1,162
14	Whirlpool Corp.	2,270

		17,339

	Household Products — 2.0%
49	Church & Dwight Co., Inc.	2,348
24	Clorox (The) Co.	3,004
168	Colgate-Palmolive Co.	12,456
68	Kimberly-Clark Corp.	8,578
503	Procter & Gamble (The) Co.	45,144

		71,530

	Independent Power and Renewable Electricity Producers — 0.1%
124	AES (The) Corp.	1,594
59	NRG Energy, Inc.	661

		2,255

	Industrial Conglomerates — 2.5%
114	3M Co.	20,090

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
1,689	General Electric Co.	$50,028
143	Honeywell International, Inc.	16,673
19	Roper Technologies, Inc.	3,467

		90,258

	Insurance — 2.6%
77	Aflac, Inc.	5,534
70	Allstate (The) Corp.	4,843
192	American International Group, Inc.	11,393
50	Aon PLC	5,624
33	Arthur J. Gallagher & Co.	1,679
11	Assurant, Inc.	1,015
88	Chubb Ltd.	11,057
28	Cincinnati Financial Corp.	2,112
73	Hartford Financial Services Group (The), Inc.	3,126
44	Lincoln National Corp.	2,067
52	Loews Corp.	2,140
98	Marsh & McLennan Cos., Inc.	6,590
207	MetLife, Inc.	9,197
50	Principal Financial Group, Inc.	2,575
110	Progressive (The) Corp.	3,465
82	Prudential Financial, Inc.	6,695
21	Torchmark Corp.	1,342
54	Travelers (The) Cos., Inc.	6,186
44	Unum Group	1,554
24	Willis Towers Watson PLC	3,186
52	XL Group Ltd.	1,749

		93,129

	Internet & Direct Marketing Retail — 2.5%
74	Amazon.com, Inc. (a)	61,961
23	Expedia, Inc.	2,685
81	Netflix, Inc. (a)	7,982
9	Priceline Group (The), Inc. (a)	13,243
22	TripAdvisor, Inc. (a)	1,390

		87,261

	Internet Software & Services — 4.6%
33	Akamai Technologies, Inc. (a)	1,749
56	Alphabet, Inc., Class A (a)	45,028
56	Alphabet, Inc., Class C (a)	43,528
198	eBay, Inc. (a)	6,514
438	Facebook, Inc., Class A (a)	56,182
18	VeriSign, Inc. (a)	1,408
165	Yahoo!, Inc. (a)	7,112

		161,521

	IT Services — 3.8%
117	Accenture PLC, Class A	14,294
11	Alliance Data Systems Corp. (a)	2,360
86	Automatic Data Processing, Inc.	7,585
114	Cognizant Technology Solutions Corp., Class A (a)	5,439

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
27	CSRA, Inc.	$726
62	Fidelity National Information Services, Inc.	4,776
41	Fiserv, Inc. (a)	4,078
29	Global Payments, Inc.	2,226
164	International Business Machines Corp.	26,051
181	Mastercard, Inc., Class A	18,420
60	Paychex, Inc.	3,472
212	PayPal Holdings, Inc. (a)	8,686
25	Teradata Corp. (a)	775
31	Total System Services, Inc.	1,462
356	Visa, Inc., Class A	29,441
92	Western Union (The) Co.	1,916
160	Xerox Corp.	1,621

		133,328

	Leisure Products — 0.1%
21	Hasbro, Inc.	1,666
64	Mattel, Inc.	1,938

		3,604

	Life Sciences Tools & Services — 0.7%
61	Agilent Technologies, Inc.	2,873
28	Illumina, Inc. (a)	5,087
5	Mettler-Toledo International, Inc. (a)	2,099
21	PerkinElmer, Inc.	1,178
74	Thermo Fisher Scientific, Inc.	11,770
15	Waters Corp. (a)	2,377

		25,384

	Machinery — 1.4%
110	Caterpillar, Inc.	9,765
29	Cummins, Inc.	3,716
55	Deere & Co.	4,694
29	Dover Corp.	2,136
25	Flowserve Corp.	1,206
57	Fortive Corp.	2,901
60	Illinois Tool Works, Inc.	7,190
49	Ingersoll-Rand PLC	3,329
66	PACCAR, Inc.	3,880
25	Parker-Hannifin Corp.	3,138
31	Pentair PLC	1,991
11	Snap-on, Inc.	1,672
28	Stanley Black & Decker, Inc.	3,444
34	Xylem, Inc.	1,783

		50,845

	Media — 2.9%
77	CBS Corp., Class B	4,215
41	Charter Communications, Inc., Class A (a)	11,069
453	Comcast Corp., Class A	30,052
28	Discovery Communications, Inc., Class A (a)	754

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
42	Discovery Communications, Inc., Class C (a)	$1,105
76	Interpublic Group of Cos. (The), Inc.	1,699
72	News Corp., Class A	1,006
23	News Corp., Class B	327
45	Omnicom Group, Inc.	3,825
18	Scripps Networks Interactive, Inc., Class A	1,143
40	TEGNA, Inc.	874
147	Time Warner, Inc.	11,703
201	Twenty-First Century Fox, Inc., Class A	4,868
92	Twenty-First Century Fox, Inc., Class B	2,276
65	Viacom, Inc., Class B	2,476
279	Walt Disney (The) Co.	25,908

		103,300

	Metals & Mining — 0.3%
248	Alcoa, Inc.	2,514
230	Freeport-McMoRan, Inc.	2,498
100	Newmont Mining Corp.	3,929
60	Nucor Corp.	2,967

		11,908

	Multiline Retail — 0.5%
49	Dollar General Corp.	3,430
44	Dollar Tree, Inc. (a)	3,473
34	Kohl’s Corp.	1,488
58	Macy’s, Inc.	2,149
22	Nordstrom, Inc.	1,141
108	Target Corp.	7,417

		19,098

	Multi-Utilities — 1.1%
46	Ameren Corp.	2,262
81	CenterPoint Energy, Inc.	1,881
53	CMS Energy Corp.	2,226
57	Consolidated Edison, Inc.	4,292
118	Dominion Resources, Inc.	8,764
34	DTE Energy Co.	3,185
61	NiSource, Inc.	1,471
95	Public Service Enterprise Group, Inc.	3,978
27	SCANA Corp.	1,954
47	Sempra Energy	5,038
60	WEC Energy Group, Inc.	3,593

		38,644

	Oil, Gas & Consumable Fuels — 6.2%
96	Anadarko Petroleum Corp.	6,083
72	Apache Corp.	4,599
88	Cabot Oil & Gas Corp.	2,270
123	Chesapeake Energy Corp. (a)	771
356	Chevron Corp.	36,640
18	Cimarex Energy Co.	2,419
27	Concho Resources, Inc. (a)	3,708
233	ConocoPhillips	10,129

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
99	Devon Energy Corp.	$4,367
104	EOG Resources, Inc.	10,058
33	EQT Corp.	2,396
782	Exxon Mobil Corp.	68,253
51	Hess Corp.	2,735
362	Kinder Morgan, Inc.	8,373
160	Marathon Oil Corp.	2,530
100	Marathon Petroleum Corp.	4,059
31	Murphy Oil Corp.	942
37	Newfield Exploration Co. (a)	1,608
81	Noble Energy, Inc.	2,895
144	Occidental Petroleum Corp.	10,500
40	ONEOK, Inc.	2,056
84	Phillips 66	6,766
32	Pioneer Natural Resources Co.	5,941
35	Range Resources Corp.	1,356
93	Southwestern Energy Co. (a)	1,287
132	Spectra Energy Corp.	5,643
22	Tesoro Corp.	1,750
87	Valero Energy Corp.	4,611
129	Williams (The) Cos., Inc.	3,964

		218,709

	Personal Products — 0.1%
42	Estee Lauder (The) Cos., Inc., Class A	3,720

	Pharmaceuticals — 5.5%
75	Allergan PLC (a)	17,273
315	Bristol-Myers Squibb Co.	16,985
183	Eli Lilly and Co.	14,688
37	Endo International PLC (a)	745
516	Johnson & Johnson	60,955
20	Mallinckrodt PLC (a)	1,396
521	Merck & Co., Inc.	32,516
87	Mylan N.V. (a)	3,316
27	Perrigo Co. PLC	2,493
1,144	Pfizer, Inc.	38,747
93	Zoetis, Inc.	4,837

		193,951

	Professional Services — 0.3%
7	Dun & Bradstreet (The) Corp.	956
22	Equifax, Inc.	2,961
63	Nielsen Holdings PLC	3,375
25	Robert Half International, Inc.	947
30	Verisk Analytics, Inc. (a)	2,438

		10,677

	Real Estate Management & Development — 0.0%
56	CBRE Group, Inc., Class A (a)	1,567

	Road & Rail — 0.8%
178	CSX Corp.	5,429
17	J.B. Hunt Transport Services, Inc.	1,379

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail (Continued)
20	Kansas City Southern	$1,867
55	Norfolk Southern Corp.	5,338
10	Ryder System, Inc.	660
157	Union Pacific Corp.	15,312

		29,985

	Semiconductors & Semiconductor Equipment — 3.3%
58	Analog Devices, Inc.	3,738
204	Applied Materials, Inc.	6,151
75	Broadcom Ltd.	12,939
14	First Solar, Inc. (a)	553
892	Intel Corp.	33,673
29	KLA-Tencor Corp.	2,022
30	Lam Research Corp.	2,841
45	Linear Technology Corp.	2,668
41	Microchip Technology, Inc.	2,548
196	Micron Technology, Inc. (a)	3,485
101	NVIDIA Corp.	6,920
24	Qorvo, Inc. (a)	1,338
278	QUALCOMM, Inc.	19,043
35	Skyworks Solutions, Inc.	2,665
189	Texas Instruments, Inc.	13,264
48	Xilinx, Inc.	2,608

		116,456

	Software — 4.3%
129	Activision Blizzard, Inc.	5,715
94	Adobe Systems, Inc. (a)	10,203
37	Autodesk, Inc. (a)	2,676
59	CA, Inc.	1,952
29	Citrix Systems, Inc. (a)	2,471
57	Electronic Arts, Inc. (a)	4,868
46	Intuit, Inc.	5,060
1,469	Microsoft Corp.	84,614
567	Oracle Corp.	22,272
34	Red Hat, Inc. (a)	2,748
121	salesforce.com, Inc. (a)	8,631
116	Symantec Corp.	2,912

		154,122

	Specialty Retail — 2.5%
14	Advance Auto Parts, Inc.	2,088
13	AutoNation, Inc. (a)	633
6	AutoZone, Inc. (a)	4,610
29	Bed Bath & Beyond, Inc.	1,250
52	Best Buy Co., Inc.	1,985
36	CarMax, Inc. (a)	1,920
26	Foot Locker, Inc.	1,761
41	Gap (The), Inc.	912
233	Home Depot (The), Inc.	29,982
45	L Brands, Inc.	3,185
165	Lowe’s Cos., Inc.	11,915
18	O’Reilly Automotive, Inc. (a)	5,042
75	Ross Stores, Inc.	4,822

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
14	Signet Jewelers Ltd.	$1,043
123	Staples, Inc.	1,052
20	Tiffany & Co.	1,453
124	TJX (The) Cos., Inc.	9,273
25	Tractor Supply Co.	1,684
11	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,618
17	Urban Outfitters, Inc. (a)	587

		87,815

	Technology Hardware, Storage & Peripherals — 3.8%
1,016	Apple, Inc.	114,859
313	Hewlett Packard Enterprise Co.	7,121
323	HP, Inc.	5,016
53	NetApp, Inc.	1,898
56	Seagate Technology PLC	2,159
54	Western Digital Corp.	3,157

		134,210

	Textiles, Apparel & Luxury Goods — 0.8%
53	Coach, Inc.	1,938
71	Hanesbrands, Inc.	1,793
32	Michael Kors Holdings Ltd. (a)	1,497
254	NIKE, Inc., Class B	13,373
15	PVH Corp.	1,657
11	Ralph Lauren Corp.	1,113
35	Under Armour, Inc., Class A (a)	1,354
35	Under Armour, Inc., Class C (b)	1,185
63	VF Corp.	3,531

		27,441

	Tobacco — 1.7%
368	Altria Group, Inc.	23,269
292	Philip Morris International, Inc.	28,388
156	Reynolds American, Inc.	7,355

		59,012

	Trading Companies & Distributors — 0.2%
54	Fastenal Co.	2,256
16	United Rentals, Inc. (a)	1,256
10	W.W. Grainger, Inc.	2,248

		5,760

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 0.1%
34	American Water Works Co., Inc.	$2,545

	Total Common Stocks — 99.6%	3,531,746
	(Cost $2,798,641)

Contracts	Description	Value

	Options Purchased — 0.4%
	Call Options — 0.4%
355	VIX US, expiring 10/19/16, Strike Price $21 (a)	14,200
	(Cost $34,234)

	Total Investments — 100.0%	3,545,946
	(Cost $2,832,875) (c)
	Net Other Assets and Liabilities — 0.0%	1,351

	Net Assets — 100.0%	$3,547,297

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (January 1, 2016 to September 30, 2016), the Fund received fractional PIK shares of Under Armour, Inc., Class C.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $829,195 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,124.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
September 30, 2016 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,531,746	$—	$—
Options Purchased	14,200	—	—
Total Investments	$3,545,946	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the two funds listed below:

First Trust Total US Market AlphaDEX® ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TUSA”)

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “VIXH”)

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2016, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

B. Call Options

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (“VIXH”) is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At September 30, 2016, VIXH held 355 options contracts with a notional value of $7,455. This is representative of contracts held throughout the fiscal year-to-date period (January 1, 2016 to September 30, 2016).

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2016, only TUSA has securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2016 (Unaudited)

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2016 through September 30, 2016), were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2016 (Unaudited)

Licensing Information

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. Nasdaq’s only relationship to First Trust is in the licensing of certain trademarks and trade names of Nasdaq and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Nasdaq reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. Nasdaq has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	___________________, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	___________________, 2016

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	___________________, 2016

* Print the name and title of each signing officer under his or her signature.